UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2022

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

January 31, 2022

One Choice® Blend+ 2015 Portfolio	One Choice® Blend+ 2045 Portfolio
Investor Class (AAAFX)	Investor Class (AADHX)
I Class (AAAHX)	I Class (AADJX)
A Class (AAAJX)	A Class (AADKX)
R Class (AAAKX)	R Class (AADLX)
R6 Class (AAALX)	R6 Class (AADMX)
One Choice® Blend+ 2020 Portfolio	One Choice® Blend+ 2050 Portfolio
Investor Class (AAAMX)	Investor Class (AADNX)
I Class (AAAOX)	I Class (AADOX)
A Class (AABEX)	A Class (AADPX)
R Class (AABGX)	R Class (AADQX)
R6 Class (AABHX)	R6 Class (AADUX)
One Choice® Blend+ 2025 Portfolio	One Choice® Blend+ 2055 Portfolio
Investor Class (AABJX)	Investor Class (AADVX)
I Class (AABKX)	I Class (AADWX)
A Class (AABQX)	A Class (AADZX)
R Class (AABRX)	R Class (AAEDX)
R6 Class (AABVX)	R6 Class (AAEEX)
One Choice® Blend+ 2030 Portfolio	One Choice® Blend+ 2060 Portfolio
Investor Class (AABWX)	Investor Class (AAEFX)
I Class (AAEWX)	I Class (AAEGX)
A Class (AABZX)	A Class (AAEHX)
R Class (AACHX)	R Class (AAEIX)
R6 Class (AACJX)	R6 Class (AAEJX)
One Choice® Blend+ 2035 Portfolio	One Choice® Blend+ 2065 Portfolio
Investor Class (AACKX)	Investor Class (AAEKX)
I Class (AACLX)	I Class (AAELX)
A Class (AACMX)	A Class (AAEOX)
R Class (AACPX)	R Class (AAEUX)
R6 Class (AACQX)	R6 Class (AAEVX)
One Choice® Blend+ 2040 Portfolio
Investor Class (AACSX)
I Class (AACUX)
A Class (AACVX)
R Class (AACWX)
R6 Class (AACZX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Volatility Tempered Returns

Upbeat economic data and continued central bank support generally buoyed global stock returns through the first half of the period. These influences helped boost corporate earnings and promote investor optimism, even as inflation and government bond yields were on the rise. Bond returns, on the other hand, broadly struggled as inflation and yields climbed higher.

In November, the emergence of the omicron coronavirus variant rattled global financial markets and triggered a steep stock market sell-off. Sentiment shifted quickly, though, as reports suggested the highly transmissible omicron would be less severe than other variants. Stocks resumed their upward march until January, when worries about inflation, Federal Reserve (Fed) policy and the Russia/Ukraine conflict sparked another severe bout of volatility.

Throughout the six months, steady economic gains combined with ongoing monetary support, escalating energy prices and severe supply chain disruptions ignited inflation. By January, year-over-year headline inflation in the U.S. reached 7.5%, a 40-year high, prompting expectations for Fed policy to take a sharp hawkish turn. The central bank, which began modestly reducing its bond purchases in November, accelerated its tapering timetable. Policymakers announced they would conclude their bond-buying program—and likely start hiking rates—in March.

Overall, U.S. stocks advanced for the six-month period, while non-U.S. stocks declined. Large-cap stocks significantly outperformed small caps, and value stocks broadly outperformed their growth-stock peers. U.S. and global bond returns generally declined as yields rose significantly.

Staying Focused in Uncertain Times

Russia's invasion of Ukraine has led to a devastating humanitarian crisis and further complicated a tense geopolitical backdrop. Even before the West imposed sanctions on Russia, our firm had started reducing exposure to Russian markets. After the sanctions, our direct exposure to Russian assets was less than $5 million, or 0.001% of total assets under supervision (as of March 7). We will continue to monitor the evolving situation and what it means for our clients and our investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet prevailing challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Portfolio Characteristics

Portfolio Composition as a % of net assets as of January 31, 2022
	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Domestic Fixed Income Funds	46.8%	43.8%	38.8%	32.1%
Domestic Equity Funds	29.6%	31.9%	35.4%	40.3%
International Fixed Income Funds	13.2%	12.7%	12.2%	10.8%
International Equity Funds	10.4%	11.6%	13.6%	16.8%
Other Assets and Liabilities	—(1)	—(1)	—(1)	—(1)

	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Domestic Fixed Income Funds	25.8%	20.5%	14.7%	10.8%
Domestic Equity Funds	44.8%	49.2%	54.7%	58.5%
International Fixed Income Funds	9.4%	7.8%	5.5%	4.1%
International Equity Funds	20.0%	22.5%	25.1%	26.6%
Other Assets and Liabilities	—(1)	—(1)	—(1)	—(1)

	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Domestic Fixed Income Funds	8.2%	7.1%	7.3%
Domestic Equity Funds	60.8%	62.0%	61.8%
International Fixed Income Funds	3.1%	2.7%	2.8%
International Equity Funds	27.9%	28.2%	28.1%
Other Assets and Liabilities	—(1)	—	—(1)
(1)Category is less than 0.05% of total net assets.

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/21	Ending Account Value 1/31/22	Expenses Paid During Period(1) 8/1/21 - 1/31/22	Annualized Expense Ratio(1)
One Choice Blend+ 2015 Portfolio
Actual
Investor Class	$1,000	$978.40	$2.84	0.57%
I Class	$1,000	$980.00	$1.85	0.37%
A Class	$1,000	$977.30	$4.09	0.82%
R Class	$1,000	$976.30	$5.33	1.07%
R6 Class	$1,000	$980.30	$1.10	0.22%
Hypothetical
Investor Class	$1,000	$1,022.33	$2.91	0.57%
I Class	$1,000	$1,023.34	$1.89	0.37%
A Class	$1,000	$1,021.07	$4.18	0.82%
R Class	$1,000	$1,019.81	$5.45	1.07%
R6 Class	$1,000	$1,024.10	$1.12	0.22%
One Choice Blend+ 2020 Portfolio
Actual
Investor Class	$1,000	$983.00	$2.85	0.57%
I Class	$1,000	$983.60	$1.85	0.37%
A Class	$1,000	$981.90	$4.10	0.82%
R Class	$1,000	$980.80	$5.34	1.07%
R6 Class	$1,000	$983.90	$1.10	0.22%
Hypothetical
Investor Class	$1,000	$1,022.33	$2.91	0.57%
I Class	$1,000	$1,023.34	$1.89	0.37%
A Class	$1,000	$1,021.07	$4.18	0.82%
R Class	$1,000	$1,019.81	$5.45	1.07%
R6 Class	$1,000	$1,024.10	$1.12	0.22%
One Choice Blend+ 2025 Portfolio
Actual
Investor Class	$1,000	$976.00	$2.84	0.57%
I Class	$1,000	$976.70	$1.84	0.37%
A Class	$1,000	$975.00	$4.08	0.82%
R Class	$1,000	$973.90	$5.32	1.07%
R6 Class	$1,000	$977.00	$1.10	0.22%
Hypothetical
Investor Class	$1,000	$1,022.33	$2.91	0.57%
I Class	$1,000	$1,023.34	$1.89	0.37%
A Class	$1,000	$1,021.07	$4.18	0.82%
R Class	$1,000	$1,019.81	$5.45	1.07%
R6 Class	$1,000	$1,024.10	$1.12	0.22%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 8/1/21	Ending Account Value 1/31/22	Expenses Paid During Period(1) 8/1/21 - 1/31/22	Annualized Expense Ratio(1)
One Choice Blend+ 2030 Portfolio
Actual
Investor Class	$1,000	$973.80	$2.84	0.57%
I Class	$1,000	$975.40	$1.84	0.37%
A Class	$1,000	$972.70	$4.08	0.82%
R Class	$1,000	$971.70	$5.32	1.07%
R6 Class	$1,000	$976.60	$1.10	0.22%
Hypothetical
Investor Class	$1,000	$1,022.33	$2.91	0.57%
I Class	$1,000	$1,023.34	$1.89	0.37%
A Class	$1,000	$1,021.07	$4.18	0.82%
R Class	$1,000	$1,019.81	$5.45	1.07%
R6 Class	$1,000	$1,024.10	$1.12	0.22%
One Choice Blend+ 2035 Portfolio
Actual
Investor Class	$1,000	$970.80	$2.88	0.58%
I Class	$1,000	$971.50	$1.89	0.38%
A Class	$1,000	$968.80	$4.12	0.83%
R Class	$1,000	$967.70	$5.36	1.08%
R6 Class	$1,000	$972.70	$1.14	0.23%
Hypothetical
Investor Class	$1,000	$1,022.28	$2.96	0.58%
I Class	$1,000	$1,023.29	$1.94	0.38%
A Class	$1,000	$1,021.02	$4.23	0.83%
R Class	$1,000	$1,019.76	$5.50	1.08%
R6 Class	$1,000	$1,024.05	$1.17	0.23%
One Choice Blend+ 2040 Portfolio
Actual
Investor Class	$1,000	$969.60	$2.88	0.58%
I Class	$1,000	$970.20	$1.89	0.38%
A Class	$1,000	$968.50	$4.12	0.83%
R Class	$1,000	$967.40	$5.36	1.08%
R6 Class	$1,000	$971.40	$1.14	0.23%
Hypothetical
Investor Class	$1,000	$1,022.28	$2.96	0.58%
I Class	$1,000	$1,023.29	$1.94	0.38%
A Class	$1,000	$1,021.02	$4.23	0.83%
R Class	$1,000	$1,019.76	$5.50	1.08%
R6 Class	$1,000	$1,024.05	$1.17	0.23%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 8/1/21	Ending Account Value 1/31/22	Expenses Paid During Period(1) 8/1/21 - 1/31/22	Annualized Expense Ratio(1)
One Choice Blend+ 2045 Portfolio
Actual
Investor Class	$1,000	$970.10	$2.88	0.58%
I Class	$1,000	$970.70	$1.89	0.38%
A Class	$1,000	$968.00	$4.12	0.83%
R Class	$1,000	$967.00	$5.35	1.08%
R6 Class	$1,000	$971.00	$1.14	0.23%
Hypothetical
Investor Class	$1,000	$1,022.28	$2.96	0.58%
I Class	$1,000	$1,023.29	$1.94	0.38%
A Class	$1,000	$1,021.02	$4.23	0.83%
R Class	$1,000	$1,019.76	$5.50	1.08%
R6 Class	$1,000	$1,024.05	$1.17	0.23%
One Choice Blend+ 2050 Portfolio
Actual
Investor Class	$1,000	$970.00	$2.88	0.58%
I Class	$1,000	$970.60	$1.89	0.38%
A Class	$1,000	$968.90	$4.12	0.83%
R Class	$1,000	$967.80	$5.36	1.08%
R6 Class	$1,000	$971.80	$1.14	0.23%
Hypothetical
Investor Class	$1,000	$1,022.28	$2.96	0.58%
I Class	$1,000	$1,023.29	$1.94	0.38%
A Class	$1,000	$1,021.02	$4.23	0.83%
R Class	$1,000	$1,019.76	$5.50	1.08%
R6 Class	$1,000	$1,024.05	$1.17	0.23%
One Choice Blend+ 2055 Portfolio
Actual
Investor Class	$1,000	$969.60	$2.88	0.58%
I Class	$1,000	$971.20	$1.89	0.38%
A Class	$1,000	$968.50	$4.12	0.83%
R Class	$1,000	$967.40	$5.36	1.08%
R6 Class	$1,000	$971.40	$1.14	0.23%
Hypothetical
Investor Class	$1,000	$1,022.28	$2.96	0.58%
I Class	$1,000	$1,023.29	$1.94	0.38%
A Class	$1,000	$1,021.02	$4.23	0.83%
R Class	$1,000	$1,019.76	$5.50	1.08%
R6 Class	$1,000	$1,024.05	$1.17	0.23%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 8/1/21	Ending Account Value 1/31/22	Expenses Paid During Period(1) 8/1/21 - 1/31/22	Annualized Expense Ratio(1)
One Choice Blend+ 2060 Portfolio
Actual
Investor Class	$1,000	$969.60	$2.88	0.58%
I Class	$1,000	$971.20	$1.89	0.38%
A Class	$1,000	$968.50	$4.12	0.83%
R Class	$1,000	$967.40	$5.36	1.08%
R6 Class	$1,000	$971.50	$1.14	0.23%
Hypothetical
Investor Class	$1,000	$1,022.28	$2.96	0.58%
I Class	$1,000	$1,023.29	$1.94	0.38%
A Class	$1,000	$1,021.02	$4.23	0.83%
R Class	$1,000	$1,019.76	$5.50	1.08%
R6 Class	$1,000	$1,024.05	$1.17	0.23%
One Choice Blend+ 2065 Portfolio
Actual
Investor Class	$1,000	$969.70	$2.88	0.58%
I Class	$1,000	$970.30	$1.89	0.38%
A Class	$1,000	$967.60	$4.12	0.83%
R Class	$1,000	$966.60	$5.35	1.08%
R6 Class	$1,000	$971.50	$1.14	0.23%
Hypothetical
Investor Class	$1,000	$1,022.28	$2.96	0.58%
I Class	$1,000	$1,023.29	$1.94	0.38%
A Class	$1,000	$1,021.02	$4.23	0.83%
R Class	$1,000	$1,019.76	$5.50	1.08%
R6 Class	$1,000	$1,024.05	$1.17	0.23%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

Schedules of Investments

JANUARY 31, 2022 (UNAUDITED)

One Choice Blend+ 2015 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 46.8%
Avantis Core Fixed Income Fund G Class	83,080	$802,549
Avantis Short-Term Fixed Income Fund G Class	18,700	182,703
Inflation-Adjusted Bond Fund G Class	11,687	147,135
NT High Income Fund G Class	11,252	108,018
Short Duration Inflation Protection Bond Fund G Class	16,791	183,191
		1,423,596
Domestic Equity Funds — 29.6%
American Century Low Volatility ETF	3,304	151,793
Avantis U.S. Equity Fund G Class	17,820	260,349
Avantis U.S. Small Cap Value Fund G Class	1,665	24,718
Focused Dynamic Growth Fund G Class	3,406	176,239
NT Focused Large Cap Value Fund G Class	16,936	201,366
NT Heritage Fund G Class	980	13,158
NT Mid Cap Value Fund G Class	3,538	48,749
Small Cap Growth Fund G Class	1,195	24,967
		901,339
International Fixed Income Funds — 13.2%
Emerging Markets Debt Fund G Class	3,631	36,496
Global Bond Fund G Class	36,000	364,315
		400,811
International Equity Funds — 10.4%
Avantis International Equity Fund G Class	11,196	130,990
Focused International Growth Fund G Class	3,779	70,250
Non-U.S. Intrinsic Value Fund G Class	8,245	83,939
NT Global Real Estate Fund G Class	2,443	29,660
		314,839
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $3,113,601)		3,040,585
OTHER ASSETS AND LIABILITIES†		(1)
TOTAL NET ASSETS — 100.0%		$3,040,584

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2022 (UNAUDITED)

One Choice Blend+ 2020 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 43.8%
Avantis Core Fixed Income Fund G Class	120,836	$1,167,277
Avantis Short-Term Fixed Income Fund G Class	21,513	210,180
Inflation-Adjusted Bond Fund G Class	16,857	212,225
NT High Income Fund G Class	19,954	191,554
Short Duration Inflation Protection Bond Fund G Class	21,727	237,044
		2,018,280
Domestic Equity Funds — 31.9%
American Century Low Volatility ETF	4,541	208,624
Avantis U.S. Equity Fund G Class	30,012	438,473
Avantis U.S. Small Cap Value Fund G Class	2,841	42,193
Focused Dynamic Growth Fund G Class	5,714	295,655
NT Focused Large Cap Value Fund G Class	27,768	330,167
NT Heritage Fund G Class	2,346	31,480
NT Mid Cap Value Fund G Class	5,819	80,179
Small Cap Growth Fund G Class	2,101	43,904
		1,470,675
International Fixed Income Funds — 12.7%
Emerging Markets Debt Fund G Class	6,973	70,080
Global Bond Fund G Class	51,041	516,531
		586,611
International Equity Funds — 11.6%
Avantis Emerging Markets Equity Fund G Class	878	10,965
Avantis International Equity Fund G Class	18,163	212,503
Focused International Growth Fund G Class	6,235	115,906
Non-U.S. Intrinsic Value Fund G Class	12,957	131,903
NT Emerging Markets Fund G Class	630	8,174
NT Global Real Estate Fund G Class	4,215	51,170
NT International Small-Mid Cap Fund G Class	507	5,838
		536,459
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $4,741,973)		4,612,025
OTHER ASSETS AND LIABILITIES†		(2)
TOTAL NET ASSETS — 100.0%		$4,612,023

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2022 (UNAUDITED)

One Choice Blend+ 2025 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 38.8%
Avantis Core Fixed Income Fund G Class	222,740	$2,151,670
Avantis Short-Term Fixed Income Fund G Class	21,694	211,954
Inflation-Adjusted Bond Fund G Class	29,516	371,613
NT High Income Fund G Class	44,337	425,636
Short Duration Inflation Protection Bond Fund G Class	31,295	341,433
		3,502,306
Domestic Equity Funds — 35.4%
American Century Low Volatility ETF	6,862	315,255
Avantis U.S. Equity Fund G Class	69,112	1,009,722
Avantis U.S. Small Cap Value Fund G Class	6,309	93,689
Focused Dynamic Growth Fund G Class	13,043	674,825
NT Focused Large Cap Value Fund G Class	61,377	729,767
NT Heritage Fund G Class	7,424	99,625
NT Mid Cap Value Fund G Class	12,779	176,099
Small Cap Growth Fund G Class	4,541	94,906
		3,193,888
International Equity Funds — 13.6%
Avantis Emerging Markets Equity Fund G Class	4,848	60,556
Avantis International Equity Fund G Class	38,141	446,245
Focused International Growth Fund G Class	13,122	243,938
Non-U.S. Intrinsic Value Fund G Class	26,893	273,767
NT Emerging Markets Fund G Class	4,292	55,710
NT Global Real Estate Fund G Class	9,618	116,763
NT International Small-Mid Cap Fund G Class	2,809	32,364
		1,229,343
International Fixed Income Funds — 12.2%
Emerging Markets Debt Fund G Class	17,626	177,138
Global Bond Fund G Class	90,781	918,707
		1,095,845
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $9,271,283)		9,021,382
OTHER ASSETS AND LIABILITIES†		(6)
TOTAL NET ASSETS — 100.0%		$9,021,376

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2022 (UNAUDITED)

One Choice Blend+ 2030 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 40.3%
American Century Low Volatility ETF	7,665	$352,147
Avantis U.S. Equity Fund G Class	141,399	2,065,836
Avantis U.S. Small Cap Value Fund G Class	12,731	189,057
Focused Dynamic Growth Fund G Class	27,247	1,409,742
NT Focused Large Cap Value Fund G Class	118,574	1,409,842
NT Heritage Fund G Class	19,919	267,312
NT Mid Cap Value Fund G Class	24,761	341,202
Small Cap Growth Fund G Class	9,409	196,654
		6,231,792
Domestic Fixed Income Funds — 32.1%
Avantis Core Fixed Income Fund G Class	338,945	3,274,212
Avantis Short-Term Fixed Income Fund G Class	15,495	151,383
Inflation-Adjusted Bond Fund G Class	37,519	472,360
NT High Income Fund G Class	77,561	744,581
Short Duration Inflation Protection Bond Fund G Class	28,759	313,761
		4,956,297
International Equity Funds — 16.8%
Avantis Emerging Markets Equity Fund G Class	15,100	188,600
Avantis International Equity Fund G Class	72,665	850,183
Focused International Growth Fund G Class	25,479	473,648
Non-U.S. Intrinsic Value Fund G Class	49,229	501,152
NT Emerging Markets Fund G Class	16,585	215,274
NT Global Real Estate Fund G Class	20,522	249,134
NT International Small-Mid Cap Fund G Class	9,665	111,336
		2,589,327
International Fixed Income Funds — 10.8%
Emerging Markets Debt Fund G Class	34,286	344,570
Global Bond Fund G Class	130,440	1,320,057
		1,664,627
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $15,813,248)		15,442,043
OTHER ASSETS AND LIABILITIES†		(10)
TOTAL NET ASSETS — 100.0%		$15,442,033

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2022 (UNAUDITED)

One Choice Blend+ 2035 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 44.8%
American Century Low Volatility ETF	2,362	$108,516
Avantis U.S. Equity Fund G Class	159,536	2,330,827
Avantis U.S. Small Cap Value Fund G Class	13,711	203,613
Focused Dynamic Growth Fund G Class	29,895	1,546,762
NT Focused Large Cap Value Fund G Class	129,604	1,540,990
NT Heritage Fund G Class	25,867	347,139
NT Mid Cap Value Fund G Class	27,083	373,211
Small Cap Growth Fund G Class	9,947	207,885
		6,658,943
Domestic Fixed Income Funds — 25.8%
Avantis Core Fixed Income Fund G Class	284,589	2,749,134
Avantis Short-Term Fixed Income Fund G Class	3,601	35,181
Inflation-Adjusted Bond Fund G Class	23,708	298,484
NT High Income Fund G Class	71,227	683,783
Short Duration Inflation Protection Bond Fund G Class	6,750	73,647
		3,840,229
International Equity Funds — 20.0%
Avantis Emerging Markets Equity Fund G Class	21,627	270,117
Avantis International Equity Fund G Class	75,184	879,652
Focused International Growth Fund G Class	26,356	489,952
Non-U.S. Intrinsic Value Fund G Class	49,960	508,595
NT Emerging Markets Fund G Class	28,498	369,902
NT Global Real Estate Fund G Class	23,465	284,862
NT International Small-Mid Cap Fund G Class	14,977	172,533
		2,975,613
International Fixed Income Funds — 9.4%
Emerging Markets Debt Fund G Class	35,452	356,295
Global Bond Fund G Class	103,308	1,045,475
		1,401,770
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $15,258,961)		14,876,555
OTHER ASSETS AND LIABILITIES†		(9)
TOTAL NET ASSETS — 100.0%		$14,876,546

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2022 (UNAUDITED)

One Choice Blend+ 2040 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 49.2%
Avantis U.S. Equity Fund G Class	119,037	$1,739,133
Avantis U.S. Small Cap Value Fund G Class	10,242	152,094
Focused Dynamic Growth Fund G Class	22,392	1,158,584
NT Focused Large Cap Value Fund G Class	97,693	1,161,566
NT Heritage Fund G Class	20,569	276,031
NT Mid Cap Value Fund G Class	20,001	275,612
Small Cap Growth Fund G Class	7,426	155,209
		4,918,229
International Equity Funds — 22.5%
Avantis Emerging Markets Equity Fund G Class	17,289	215,936
Avantis International Equity Fund G Class	54,403	636,514
Focused International Growth Fund G Class	19,096	354,993
Non-U.S. Intrinsic Value Fund G Class	35,353	359,893
NT Emerging Markets Fund G Class	24,798	321,872
NT Global Real Estate Fund G Class	17,781	215,867
NT International Small-Mid Cap Fund G Class	12,618	145,362
		2,250,437
Domestic Fixed Income Funds — 20.5%
Avantis Core Fixed Income Fund G Class	156,663	1,513,364
Inflation-Adjusted Bond Fund G Class	11,432	143,929
NT High Income Fund G Class	40,017	384,163
		2,041,456
International Fixed Income Funds — 7.8%
Emerging Markets Debt Fund G Class	20,963	210,674
Global Bond Fund G Class	56,299	569,741
		780,415
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $10,270,250)		9,990,537
OTHER ASSETS AND LIABILITIES†		(5)
TOTAL NET ASSETS — 100.0%		$9,990,532

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2022 (UNAUDITED)

One Choice Blend+ 2045 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 54.7%
Avantis U.S. Equity Fund G Class	138,762	$2,027,311
Avantis U.S. Small Cap Value Fund G Class	12,146	180,368
Focused Dynamic Growth Fund G Class	26,223	1,356,803
NT Focused Large Cap Value Fund G Class	110,799	1,317,403
NT Heritage Fund G Class	24,207	324,862
NT Mid Cap Value Fund G Class	23,084	318,099
Small Cap Growth Fund G Class	8,839	184,743
		5,709,589
International Equity Funds — 25.1%
Avantis Emerging Markets Equity Fund G Class	20,092	250,946
Avantis International Equity Fund G Class	63,412	741,925
Focused International Growth Fund G Class	22,303	414,616
Non-U.S. Intrinsic Value Fund G Class	40,894	416,297
NT Emerging Markets Fund G Class	28,933	375,555
NT Global Real Estate Fund G Class	20,623	250,358
NT International Small-Mid Cap Fund G Class	14,727	169,659
		2,619,356
Domestic Fixed Income Funds — 14.7%
Avantis Core Fixed Income Fund G Class	117,523	1,135,269
Inflation-Adjusted Bond Fund G Class	8,555	107,713
NT High Income Fund G Class	30,113	289,083
		1,532,065
International Fixed Income Funds — 5.5%
Emerging Markets Debt Fund G Class	15,647	157,250
Global Bond Fund G Class	41,658	421,576
		578,826
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $10,719,418)		10,439,836
OTHER ASSETS AND LIABILITIES†		(3)
TOTAL NET ASSETS — 100.0%		$10,439,833

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2022 (UNAUDITED)

One Choice Blend+ 2050 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 58.5%
Avantis U.S. Equity Fund G Class	101,946	$1,489,434
Avantis U.S. Small Cap Value Fund G Class	8,917	132,415
Focused Dynamic Growth Fund G Class	19,261	996,571
NT Focused Large Cap Value Fund G Class	80,465	956,735
NT Heritage Fund G Class	17,880	239,943
NT Mid Cap Value Fund G Class	16,884	232,655
Small Cap Growth Fund G Class	6,501	135,865
		4,183,618
International Equity Funds — 26.6%
Avantis Emerging Markets Equity Fund G Class	14,427	180,197
Avantis International Equity Fund G Class	46,200	540,542
Focused International Growth Fund G Class	16,204	301,234
Non-U.S. Intrinsic Value Fund G Class	29,632	301,654
NT Emerging Markets Fund G Class	20,913	271,445
NT Global Real Estate Fund G Class	14,985	181,915
NT International Small-Mid Cap Fund G Class	10,813	124,568
		1,901,555
Domestic Fixed Income Funds — 10.8%
Avantis Core Fixed Income Fund G Class	59,543	575,186
Inflation-Adjusted Bond Fund G Class	4,347	54,725
NT High Income Fund G Class	15,209	146,004
		775,915
International Fixed Income Funds — 4.1%
Emerging Markets Debt Fund G Class	7,966	80,056
Global Bond Fund G Class	21,127	213,806
		293,862
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $7,356,931)		7,154,950
OTHER ASSETS AND LIABILITIES†		(2)
TOTAL NET ASSETS — 100.0%		$7,154,948

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2022 (UNAUDITED)

One Choice Blend+ 2055 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 60.8%
Avantis U.S. Equity Fund G Class	84,396	$1,233,028
Avantis U.S. Small Cap Value Fund G Class	7,338	108,975
Focused Dynamic Growth Fund G Class	15,864	820,812
NT Focused Large Cap Value Fund G Class	66,598	791,848
NT Heritage Fund G Class	14,771	198,230
NT Mid Cap Value Fund G Class	13,963	192,410
Small Cap Growth Fund G Class	5,334	111,488
		3,456,791
International Equity Funds — 27.9%
Avantis Emerging Markets Equity Fund G Class	12,219	152,619
Avantis International Equity Fund G Class	38,186	446,773
Focused International Growth Fund G Class	13,598	252,793
Non-U.S. Intrinsic Value Fund G Class	24,493	249,343
NT Emerging Markets Fund G Class	17,620	228,713
NT Global Real Estate Fund G Class	12,649	153,554
NT International Small-Mid Cap Fund G Class	8,990	103,566
		1,587,361
Domestic Fixed Income Funds — 8.2%
Avantis Core Fixed Income Fund G Class	35,505	342,981
Inflation-Adjusted Bond Fund G Class	2,650	33,365
NT High Income Fund G Class	9,165	87,982
		464,328
International Fixed Income Funds — 3.1%
Emerging Markets Debt Fund G Class	4,851	48,756
Global Bond Fund G Class	12,643	127,948
		176,704
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $5,837,762)		5,685,184
OTHER ASSETS AND LIABILITIES†		(1)
TOTAL NET ASSETS — 100.0%		$5,685,183

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2022 (UNAUDITED)

One Choice Blend+ 2060 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 62.0%
Avantis U.S. Equity Fund G Class	33,740	$492,947
Avantis U.S. Small Cap Value Fund G Class	2,903	43,103
Focused Dynamic Growth Fund G Class	6,475	335,019
NT Focused Large Cap Value Fund G Class	26,797	318,614
NT Heritage Fund G Class	5,905	79,242
NT Mid Cap Value Fund G Class	5,576	76,833
Small Cap Growth Fund G Class	2,118	44,273
		1,390,031
International Equity Funds — 28.2%
Avantis Emerging Markets Equity Fund G Class	4,820	60,204
Avantis International Equity Fund G Class	15,352	179,617
Focused International Growth Fund G Class	5,405	100,484
Non-U.S. Intrinsic Value Fund G Class	9,875	100,532
NT Emerging Markets Fund G Class	7,000	90,857
NT Global Real Estate Fund G Class	4,941	59,978
NT International Small-Mid Cap Fund G Class	3,577	41,209
		632,881
Domestic Fixed Income Funds — 7.1%
Avantis Core Fixed Income Fund G Class	12,203	117,882
Inflation-Adjusted Bond Fund G Class	891	11,211
NT High Income Fund G Class	3,126	30,012
		159,105
International Fixed Income Funds — 2.7%
Emerging Markets Debt Fund G Class	1,642	16,504
Global Bond Fund G Class	4,322	43,740
		60,244
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,311,619)		2,242,261
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$2,242,261

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2022 (UNAUDITED)

One Choice Blend+ 2065 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 61.8%
Avantis U.S. Equity Fund G Class	18,551	$271,028
Avantis U.S. Small Cap Value Fund G Class	1,585	23,540
Focused Dynamic Growth Fund G Class	3,523	182,300
NT Focused Large Cap Value Fund G Class	14,944	177,689
NT Heritage Fund G Class	3,227	43,304
NT Mid Cap Value Fund G Class	3,070	42,305
Small Cap Growth Fund G Class	1,156	24,159
		764,325
International Equity Funds — 28.1%
Avantis Emerging Markets Equity Fund G Class	2,643	33,015
Avantis International Equity Fund G Class	8,451	98,883
Focused International Growth Fund G Class	2,966	55,137
Non-U.S. Intrinsic Value Fund G Class	5,451	55,488
NT Emerging Markets Fund G Class	3,844	49,889
NT Global Real Estate Fund G Class	2,725	33,087
NT International Small-Mid Cap Fund G Class	1,940	22,353
		347,852
Domestic Fixed Income Funds — 7.3%
Avantis Core Fixed Income Fund G Class	6,986	67,482
Inflation-Adjusted Bond Fund G Class	501	6,310
NT High Income Fund G Class	1,764	16,935
		90,727
International Fixed Income Funds — 2.8%
Emerging Markets Debt Fund G Class	925	9,295
Global Bond Fund G Class	2,469	24,984
		34,279
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,300,339)		1,237,183
OTHER ASSETS AND LIABILITIES†		23
TOTAL NET ASSETS — 100.0%		$1,237,206

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JANUARY 31, 2022 (UNAUDITED)
	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio
Assets
Investment securities in affiliates, at value (cost of $3,113,601 and $4,741,973, respectively)	$3,040,585	$4,612,025
Cash	2,675	3,004
Receivable for investments sold	447	1,200
Receivable for capital shares sold	140	—
Distributions receivable from affiliates	1,400	2,005
	3,045,247	4,618,234

Liabilities
Payable for investments purchased	4,045	5,015
Payable for capital shares redeemed	59	153
Accrued management fees	555	1,036
Distribution and service fees payable	4	7
	4,663	6,211

Net Assets	$3,040,584	$4,612,023

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,109,328	$4,734,552
Distributable earnings	(68,744)	(122,529)
	$3,040,584	$4,612,023

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ 2015 Portfolio
Investor Class, $0.01 Par Value	$433,773	43,071	$10.07
I Class, $0.01 Par Value	$5,148	511	$10.07
A Class, $0.01 Par Value	$5,129	510	$10.06*
R Class, $0.01 Par Value	$6,723	668	$10.06
R6 Class, $0.01 Par Value	$2,589,811	257,123	$10.07
One Choice Blend+ 2020 Portfolio
Investor Class, $0.01 Par Value	$1,451,706	143,576	$10.11
I Class, $0.01 Par Value	$10,357	1,024	$10.11
A Class, $0.01 Par Value	$10,318	1,021	$10.11*
R Class, $0.01 Par Value	$10,378	1,027	$10.11
R6 Class, $0.01 Par Value	$3,129,264	309,388	$10.11
*Maximum offering price $10.67 and $10.73 (net asset value divided by 0.9425) for One Choice Blend+ 2015 Portfolio and One Choice Blend+ 2020 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2022 (UNAUDITED)
	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Assets
Investment securities in affiliates, at value (cost of $9,271,283 and $15,813,248, respectively)	$9,021,382	$15,442,043
Cash	64	8,229
Receivable for investments sold	547	442
Receivable for capital shares sold	1,767	2,584
Distributions receivable from affiliates	4,322	6,292
	9,028,082	15,459,590

Liabilities
Payable for investments purchased	4,328	14,551
Payable for capital shares redeemed	97	90
Accrued management fees	2,259	2,893
Distribution and service fees payable	22	23
	6,706	17,557

Net Assets	$9,021,376	$15,442,033

Net Assets Consist of:
Capital (par value and paid-in surplus)	$9,253,465	$15,787,727
Distributable earnings	(232,089)	(345,694)
	$9,021,376	$15,442,033

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ 2025 Portfolio
Investor Class, $0.01 Par Value	$3,277,553	326,945	$10.02
I Class, $0.01 Par Value	$5,159	515	$10.02
A Class, $0.01 Par Value	$5,138	513	$10.02*
R Class, $0.01 Par Value	$52,093	5,199	$10.02
R6 Class, $0.01 Par Value	$5,681,433	566,765	$10.02
One Choice Blend+ 2030 Portfolio
Investor Class, $0.01 Par Value	$3,691,555	367,627	$10.04
I Class, $0.01 Par Value	$5,164	514	$10.05
A Class, $0.01 Par Value	$5,142	512	$10.04*
R Class, $0.01 Par Value	$52,890	5,267	$10.04
R6 Class, $0.01 Par Value	$11,687,282	1,163,129	$10.05
*Maximum offering price $10.63 and $10.65 (net asset value divided by 0.9425) for One Choice Blend+ 2025 Portfolio and One Choice Blend+ 2030 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2022 (UNAUDITED)
	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Assets
Investment securities in affiliates, at value (cost of $15,258,961 and $10,270,250, respectively)	$14,876,555	$9,990,537
Receivable for investments sold	98,093	—
Receivable for capital shares sold	3,829	9,072
Distributions receivable from affiliates	5,487	3,033
	14,983,964	10,002,642

Liabilities
Payable for investments purchased	5,496	10,313
Payable for capital shares redeemed	99,275	94
Accrued management fees	2,633	1,656
Distribution and service fees payable	14	47
	107,418	12,110

Net Assets	$14,876,546	$9,990,532

Net Assets Consist of:
Capital (par value and paid-in surplus)	$15,239,113	$10,249,258
Distributable earnings	(362,567)	(258,726)
	$14,876,546	$9,990,532

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ 2035 Portfolio
Investor Class, $0.01 Par Value	$2,625,084	261,767	$10.03
I Class, $0.01 Par Value	$29,910	2,982	$10.03
A Class, $0.01 Par Value	$5,132	512	$10.02*
R Class, $0.01 Par Value	$29,810	2,974	$10.02
R6 Class, $0.01 Par Value	$12,186,610	1,215,163	$10.03
One Choice Blend+ 2040 Portfolio
Investor Class, $0.01 Par Value	$1,354,658	134,946	$10.04
I Class, $0.01 Par Value	$5,171	515	$10.04
A Class, $0.01 Par Value	$33,514	3,339	$10.04*
R Class, $0.01 Par Value	$94,017	9,368	$10.04
R6 Class, $0.01 Par Value	$8,503,172	846,724	$10.04
*Maximum offering price $10.63 and $10.65 (net asset value divided by 0.9425) for One Choice Blend+ 2035 Portfolio and One Choice Blend+ 2040 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2022 (UNAUDITED)
	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Assets
Investment securities in affiliates, at value (cost of $10,719,418 and $7,356,931, respectively)	$10,439,836	$7,154,950
Receivable for investments sold	81,363	—
Receivable for capital shares sold	6,494	2,413
Distributions receivable from affiliates	2,143	1,156
	10,529,836	7,158,519

Liabilities
Payable for investments purchased	2,146	2,174
Payable for capital shares redeemed	86,325	84
Accrued management fees	1,520	1,258
Distribution and service fees payable	12	55
	90,003	3,571

Net Assets	$10,439,833	$7,154,948

Net Assets Consist of:
Capital (par value and paid-in surplus)	$10,712,544	$7,357,203
Distributable earnings	(272,711)	(202,255)
	$10,439,833	$7,154,948

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ 2045 Portfolio
Investor Class, $0.01 Par Value	$1,186,630	117,738	$10.08
I Class, $0.01 Par Value	$14,966	1,485	$10.08
A Class, $0.01 Par Value	$5,166	513	$10.07*
R Class, $0.01 Par Value	$24,748	2,457	$10.07
R6 Class, $0.01 Par Value	$9,208,323	913,490	$10.08
One Choice Blend+ 2050 Portfolio
Investor Class, $0.01 Par Value	$1,113,956	110,514	$10.08
I Class, $0.01 Par Value	$5,203	516	$10.08
A Class, $0.01 Par Value	$5,182	514	$10.08*
R Class, $0.01 Par Value	$124,269	12,335	$10.07
R6 Class, $0.01 Par Value	$5,906,338	585,776	$10.08
*Maximum offering price $10.68 and $10.69 (net asset value divided by 0.9425) for One Choice Blend+ 2045 Portfolio and One Choice Blend+ 2050 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2022 (UNAUDITED)
	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio
Assets
Investment securities in affiliates, at value (cost of $5,837,762 and $2,311,619, respectively)	$5,685,184	$2,242,261
Receivable for capital shares sold	3,719	2,938
Distributions receivable from affiliates	630	238
	5,689,533	2,245,437

Liabilities
Payable for investments purchased	3,430	2,721
Payable for capital shares redeemed	46	23
Accrued management fees	843	417
Distribution and service fees payable	31	15
	4,350	3,176

Net Assets	$5,685,183	$2,242,261

Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,833,423	$2,308,437
Distributable earnings	(148,240)	(66,176)
	$5,685,183	$2,242,261

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ 2055 Portfolio
Investor Class, $0.01 Par Value	$628,393	62,283	$10.09
I Class, $0.01 Par Value	$5,209	516	$10.09
A Class, $0.01 Par Value	$5,189	515	$10.08*
R Class, $0.01 Par Value	$73,996	7,338	$10.08
R6 Class, $0.01 Par Value	$4,972,396	492,588	$10.09
One Choice Blend+ 2060 Portfolio
Investor Class, $0.01 Par Value	$455,299	45,067	$10.10
I Class, $0.01 Par Value	$12,125	1,201	$10.10
A Class, $0.01 Par Value	$5,235	519	$10.09*
R Class, $0.01 Par Value	$30,671	3,039	$10.09
R6 Class, $0.01 Par Value	$1,738,931	172,139	$10.10
*Maximum offering price $10.69 and $10.71 (net asset value divided by 0.9425) for One Choice Blend+ 2055 Portfolio and One Choice Blend+ 2060 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2022 (UNAUDITED)
One Choice Blend+ 2065 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,300,339)	$1,237,183
Receivable for capital shares sold	4,126
Distributions receivable from affiliates	181
1,241,490

Liabilities
Disbursements in excess of demand deposit cash	89
Payable for investments purchased	3,591
Accrued management fees	517
Distribution and service fees payable	87
4,284

Net Assets	$1,237,206

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,286,464
Distributable earnings	(49,258)
$1,237,206

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ 2065 Portfolio
Investor Class, $0.01 Par Value	$807,926	79,594	$10.15
I Class, $0.01 Par Value	$5,239	516	$10.15
A Class, $0.01 Par Value	$5,214	514	$10.14*
R Class, $0.01 Par Value	$202,064	19,925	$10.14
R6 Class, $0.01 Par Value	$216,763	21,354	$10.15
*Maximum offering price $10.76 (net asset value divided by 0.9425) for One Choice Blend+ 2065 Portfolio.

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED)
	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$11,211	$36,677

Expenses:
Management fees	1,401	3,220
Distribution and service fees:
A Class	7	13
R Class	15	27
Directors' fees and expenses	4	9
	1,427	3,269
Fees waived	(47)	(79)
	1,380	3,190

Net investment income (loss)	9,831	33,487

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(128)	(7,284)
Capital gain distributions received from underlying funds	3,598	14,234
	3,470	6,950

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(75,712)	(132,997)

Net realized and unrealized gain (loss) on affiliates	(72,242)	(126,047)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(62,411)	$(92,560)

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED)
	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$81,815	$88,282

Expenses:
Management fees	8,204	9,432
Distribution and service fees:
A Class	7	7
R Class	87	93
Directors' fees and expenses	28	31
	8,326	9,563
Fees waived	(155)	(124)
	8,171	9,439

Net investment income (loss)	73,644	78,843

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(18,190)	(18,257)
Capital gain distributions received from underlying funds	34,627	41,170
	16,437	22,913

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(284,916)	(424,541)

Net realized and unrealized gain (loss) on affiliates	(268,479)	(401,628)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(194,835)	$(322,785)

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED)
	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$72,225	$36,867

Expenses:
Management fees	7,852	3,994
Distribution and service fees:
A Class	7	25
R Class	63	165
Directors' fees and expenses	26	12
	7,948	4,196
Fees waived	(32)	—
	7,916	4,196

Net investment income (loss)	64,309	32,671

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(20,799)	451
Capital gain distributions received from underlying funds	37,977	21,243
	17,178	21,694

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(428,279)	(308,733)

Net realized and unrealized gain (loss) on affiliates	(411,101)	(287,039)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(346,792)	$(254,368)

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED)
	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$28,583	$35,917

Expenses:
Management fees	2,997	3,752
Distribution and service fees:
A Class	7	7
R Class	49	288
Directors' fees and expenses	7	13
	3,060	4,060

Net investment income (loss)	25,523	31,857

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(10,926)	(22,546)
Capital gain distributions received from underlying funds	17,601	23,102
	6,675	556

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(288,686)	(229,860)

Net realized and unrealized gain (loss) on affiliates	(282,011)	(229,304)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(256,488)	$(197,447)

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED)
	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$23,601	$13,415

Expenses:
Management fees	2,302	1,300
Distribution and service fees:
A Class	7	7
R Class	125	63
Directors' fees and expenses	7	4
	2,441	1,374

Net investment income (loss)	21,160	12,041

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(10,840)	(5,005)
Capital gain distributions received from underlying funds	15,722	9,038
	4,882	4,033

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(165,693)	(79,178)

Net realized and unrealized gain (loss) on affiliates	(160,811)	(75,145)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(139,651)	$(63,104)

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED)
One Choice Blend+ 2065 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$29,600

Expenses:
Management fees	2,232
Distribution and service fees:
A Class	7
R Class	215
Directors' fees and expenses	9
2,463

Net investment income (loss)	27,137

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(4,827)
Capital gain distributions received from underlying funds	20,512
15,685

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(81,789)

Net realized and unrealized gain (loss) on affiliates	(66,104)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(38,967)

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED) AND PERIOD ENDED JULY 31, 2021
	One Choice Blend+ 2015 Portfolio		One Choice Blend+ 2020 Portfolio
Increase (Decrease) in Net Assets	January 31, 2022	July 31, 2021(1)	January 31, 2022	July 31, 2021(1)
Operations
Net investment income (loss)	$9,831	$72	$33,487	$159
Net realized gain (loss)	3,470	—	6,950	824
Change in net unrealized appreciation (depreciation)	(75,712)	2,696	(132,997)	3,049
Net increase (decrease) in net assets resulting from operations	(62,411)	2,768	(92,560)	4,032

Distributions to Shareholders
From earnings:
Investor Class	(8,642)	—	(33,063)	—
I Class	(119)	—	(256)	—
A Class	(99)	—	(217)	—
R Class	(116)	—	(196)	—
R6 Class	(125)	—	(269)	—
Decrease in net assets from distributions	(9,101)	—	(34,001)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	2,937,937	171,391	4,680,873	53,679

Net increase (decrease) in net assets	2,866,425	174,159	4,554,312	57,711

Net Assets
Beginning of period	174,159	—	57,711	—
End of period	$3,040,584	$174,159	$4,612,023	$57,711
(1)March 10, 2021 (fund inception) through July 31, 2021.

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED) AND PERIOD ENDED JULY 31, 2021
	One Choice Blend+ 2025 Portfolio		One Choice Blend+ 2030 Portfolio
Increase (Decrease) in Net Assets	January 31, 2022	July 31, 2021(1)	January 31, 2022	July 31, 2021(1)
Operations
Net investment income (loss)	$73,644	$2,865	$78,843	$3,159
Net realized gain (loss)	16,437	5,477	22,913	(590)
Change in net unrealized appreciation (depreciation)	(284,916)	35,015	(424,541)	53,336
Net increase (decrease) in net assets resulting from operations	(194,835)	43,357	(322,785)	55,905

Distributions to Shareholders
From earnings:
Investor Class	(79,040)	—	(77,258)	—
I Class	(152)	—	(145)	—
A Class	(133)	—	(126)	—
R Class	(1,127)	—	(1,133)	—
R6 Class	(159)	—	(152)	—
Decrease in net assets from distributions	(80,611)	—	(78,814)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	7,639,399	1,614,066	13,815,907	1,971,820

Net increase (decrease) in net assets	7,363,953	1,657,423	13,414,308	2,027,725

Net Assets
Beginning of period	1,657,423	—	2,027,725	—
End of period	$9,021,376	$1,657,423	$15,442,033	$2,027,725
(1)March 10, 2021 (fund inception) through July 31, 2021.

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED) AND PERIOD ENDED JULY 31, 2021
	One Choice Blend+ 2035 Portfolio		One Choice Blend+ 2040 Portfolio
Increase (Decrease) in Net Assets	January 31, 2022	July 31, 2021(1)	January 31, 2022	July 31, 2021(1)
Operations
Net investment income (loss)	$64,309	$2,139	$32,671	$771
Net realized gain (loss)	17,178	226	21,694	(60)
Change in net unrealized appreciation (depreciation)	(428,279)	45,873	(308,733)	29,020
Net increase (decrease) in net assets resulting from operations	(346,792)	48,238	(254,368)	29,731

Distributions to Shareholders
From earnings:
Investor Class	(62,283)	—	(30,962)	—
I Class	(869)	—	(159)	—
A Class	(130)	—	(903)	—
R Class	(575)	—	(1,900)	—
R6 Class	(156)	—	(165)	—
Decrease in net assets from distributions	(64,013)	—	(34,089)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	13,607,608	1,631,505	9,440,268	808,990

Net increase (decrease) in net assets	13,196,803	1,679,743	9,151,811	838,721

Net Assets
Beginning of period	1,679,743	—	838,721	—
End of period	$14,876,546	$1,679,743	$9,990,532	$838,721
(1)March 10, 2021 (fund inception) through July 31, 2021.

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED) AND PERIOD ENDED JULY 31, 2021
	One Choice Blend+ 2045 Portfolio		One Choice Blend+ 2050 Portfolio
Increase (Decrease) in Net Assets	January 31, 2022	July 31, 2021(1)	January 31, 2022	July 31, 2021(1)
Operations
Net investment income (loss)	$25,523	$149	$31,857	$129
Net realized gain (loss)	6,675	(187)	556	(540)
Change in net unrealized appreciation (depreciation)	(288,686)	9,104	(229,860)	27,879
Net increase (decrease) in net assets resulting from operations	(256,488)	9,066	(197,447)	27,468

Distributions to Shareholders
From earnings:
Investor Class	(23,979)	—	(28,443)	—
I Class	(450)	—	(171)	—
A Class	(136)	—	(151)	—
R Class	(562)	—	(3,333)	—
R6 Class	(162)	—	(178)	—
Decrease in net assets from distributions	(25,289)	—	(32,276)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	10,259,324	453,220	6,442,391	914,812

Net increase (decrease) in net assets	9,977,547	462,286	6,212,668	942,280

Net Assets
Beginning of period	462,286	—	942,280	—
End of period	$10,439,833	$462,286	$7,154,948	$942,280
(1)March 10, 2021 (fund inception) through July 31, 2021.

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED) AND PERIOD ENDED JULY 31, 2021
	One Choice Blend+ 2055 Portfolio		One Choice Blend+ 2060 Portfolio
Increase (Decrease) in Net Assets	January 31, 2022	July 31, 2021(1)	January 31, 2022	July 31, 2021(1)
Operations
Net investment income (loss)	$21,160	$106	$12,041	$129
Net realized gain (loss)	4,882	(232)	4,033	(447)
Change in net unrealized appreciation (depreciation)	(165,693)	13,115	(79,178)	9,820
Net increase (decrease) in net assets resulting from operations	(139,651)	12,989	(63,104)	9,502

Distributions to Shareholders
From earnings:
Investor Class	(19,309)	—	(11,161)	—
I Class	(174)	—	(291)	—
A Class	(154)	—	(150)	—
R Class	(1,760)	—	(796)	—
R6 Class	(181)	—	(176)	—
Decrease in net assets from distributions	(21,578)	—	(12,574)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	5,397,419	436,004	1,976,915	331,522

Net increase (decrease) in net assets	5,236,190	448,993	1,901,237	341,024

Net Assets
Beginning of period	448,993	—	341,024	—
End of period	$5,685,183	$448,993	$2,242,261	$341,024
(1)March 10, 2021 (fund inception) through July 31, 2021.

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED) AND PERIOD ENDED JULY 31, 2021
	One Choice Blend+ 2065 Portfolio
Increase (Decrease) in Net Assets	January 31, 2022	July 31, 2021(1)
Operations
Net investment income (loss)	$27,137	$121
Net realized gain (loss)	15,685	(1,216)
Change in net unrealized appreciation (depreciation)	(81,789)	18,633
Net increase (decrease) in net assets resulting from operations	(38,967)	17,538

Distributions to Shareholders
From earnings:
Investor Class	(22,091)	—
I Class	(174)	—
A Class	(154)	—
R Class	(5,230)	—
R6 Class	(180)	—
Decrease in net assets from distributions	(27,829)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	697,185	589,279

Net increase (decrease) in net assets	630,389	606,817

Net Assets
Beginning of period	606,817	—
End of period	$1,237,206	$606,817
(1)March 10, 2021 (fund inception) through July 31, 2021.

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2022 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice Blend+ 2015 Portfolio, One Choice Blend+ 2020 Portfolio, One Choice Blend+ 2025 Portfolio, One Choice Blend+ 2030 Portfolio, One Choice Blend+ 2035 Portfolio, One Choice Blend+ 2040 Portfolio, One Choice Blend+ 2045 Portfolio, One Choice Blend+ 2050 Portfolio, One Choice Blend+ 2055 Portfolio, One Choice Blend+ 2060 Portfolio and One Choice Blend+ 2065 Portfolio (collectively, the funds) are eleven funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities, fixed-income securities and short-term investments. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com or avantisinvestors.com. Each fund's investment objective is to seek the highest total return consistent with its asset mix.

The funds offer the Investor Class, I Class, A Class, R Class and R6 Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge. All classes of the funds commenced sale on March 10, 2021, the funds’ inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears. The difference in the fee among the classes of each fund is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each fund’s assets, which do not vary by class.

The annual management fee for each class of each fund is as follows:

Investor, A and R Classes	I Class	R6 Class
0.58%	0.38%	0.23%

The investment advisor will waive the portion of each fund’s management fee equal to the expenses attributable to the management fees of the underlying funds in which the funds invest. The amount of this waiver will fluctuate depending on each fund’s daily allocation to the underlying funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors.

For the period ended January 31, 2022, the fee waiver and the effective annual management fee after waiver for each class of each fund listed below are as follows:

		Effective Annual Management Fee After Waiver
	Fee Waiver	Investor, A and R Classes	I Class	R6 Class
One Choice Blend+ 2015 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2020 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2025 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2030 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2035 Portfolio	0.00%*	0.58%	0.38%	0.23%
*Fee waiver was less than 0.005%.

The total amount of the waiver for each class of each fund listed below for the period ended January 31, 2022 is as follows:

	Investor Class	I Class*	A Class*	R Class*	R6 Class
One Choice Blend+ 2015 Portfolio	$24	$1	—	—	$22
One Choice Blend+ 2020 Portfolio	$60	—	—	—	$19
One Choice Blend+ 2025 Portfolio	$123	—	—	$2	$30
One Choice Blend+ 2030 Portfolio	$85	—	—	$1	$38
One Choice Blend+ 2035 Portfolio	$20	—	—	—	$12
*Amounts shown as "—" were less than $0.50.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2022 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

4. Investment Transactions

Investment transactions for the period ended January 31, 2022 were as follows:

	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Purchases	$2,961,605	$4,868,261	$8,131,033	$14,287,644
Sales	$19,321	$210,619	$463,995	$430,562

	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Purchases	$14,248,220	$9,603,037	$10,464,206	$6,795,379
Sales	$602,144	$142,953	$187,147	$293,378

	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Purchases	$5,548,648	$2,075,444	$831,356
Sales	$135,932	$90,030	$114,384

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2022		Period ended July 31, 2021(1)
	Shares	Amount	Shares	Amount
One Choice Blend+ 2015 Portfolio
Investor Class
Sold	28,187	$296,033	14,576	$151,391
Issued in reinvestment of distributions	832	8,642	—	—
Redeemed	(524)	(5,550)	—	—
	28,495	299,125	14,576	151,391
I Class
Sold	957	9,950	500	5,000
Issued in reinvestment of distributions	11	119	—	—
Redeemed	(957)	(10,007)	—	—
	11	62	500	5,000
A Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	10	99	—	—
	10	99	500	5,000
R Class
Sold	194	2,039	500	5,000
Issued in reinvestment of distributions	11	116	—	—
Redeemed	(37)	(389)	—	—
	168	1,766	500	5,000
R6 Class
Sold	256,652	2,637,187	500	5,000
Issued in reinvestment of distributions	12	125	—	—
Redeemed	(41)	(427)	—	—
	256,623	2,636,885	500	5,000
Net increase (decrease)	285,307	$2,937,937	16,576	$171,391

(1)March 10, 2021 (fund inception) through July 31, 2021.

	Six months ended January 31, 2022		Period ended July 31, 2021(1)
	Shares	Amount	Shares	Amount
One Choice Blend+ 2020 Portfolio
Investor Class
Sold	146,447	$1,557,081	12,168	$122,121
Issued in reinvestment of distributions	3,164	33,063	—	—
Redeemed	(7,495)	(78,311)	(10,708)	(108,442)
	142,116	1,511,833	1,460	13,679
I Class
Sold	—	—	1,000	10,000
Issued in reinvestment of distributions	24	256	—	—
	24	256	1,000	10,000
A Class
Sold	—	—	1,000	10,000
Issued in reinvestment of distributions	21	217	—	—
	21	217	1,000	10,000
R Class
Sold	10	105	1,000	10,000
Issued in reinvestment of distributions	19	196	—	—
Redeemed	(2)	(19)	—	—
	27	282	1,000	10,000
R6 Class
Sold	317,611	3,261,473	1,000	10,000
Issued in reinvestment of distributions	26	269	—	—
Redeemed	(9,249)	(93,457)	—	—
	308,388	3,168,285	1,000	10,000
Net increase (decrease)	450,576	$4,680,873	5,460	$53,679

(1)March 10, 2021 (fund inception) through July 31, 2021.

	Six months ended January 31, 2022		Period ended July 31, 2021(1)
	Shares	Amount	Shares	Amount
One Choice Blend+ 2025 Portfolio
Investor Class
Sold	209,288	$2,197,088	174,858	$1,799,888
Issued in reinvestment of distributions	7,607	79,040	—	—
Redeemed	(44,296)	(466,943)	(20,512)	(213,007)
	172,599	1,809,185	154,346	1,586,881
I Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	15	152	—	—
	15	152	500	5,000
A Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	13	133	—	—
	13	133	500	5,000
R Class
Sold	4,345	45,618	1,205	12,185
Issued in reinvestment of distributions	108	1,127	—	—
Redeemed	(459)	(4,616)	—	—
	3,994	42,129	1,205	12,185
R6 Class
Sold	591,075	6,038,436	500	5,000
Issued in reinvestment of distributions	15	159	—	—
Redeemed	(24,825)	(250,795)	—	—
	566,265	5,787,800	500	5,000
Net increase (decrease)	742,886	$7,639,399	157,051	$1,614,066

(1)March 10, 2021 (fund inception) through July 31, 2021.

	Six months ended January 31, 2022		Period ended July 31, 2021(1)
	Shares	Amount	Shares	Amount
One Choice Blend+ 2030 Portfolio
Investor Class
Sold	208,517	$2,162,419	192,386	$1,978,917
Issued in reinvestment of distributions	7,400	77,258	—	—
Redeemed	(37,619)	(387,475)	(3,057)	(31,452)
	178,298	1,852,202	189,329	1,947,465
I Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	14	145	—	—
	14	145	500	5,000
A Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	12	126	—	—
	12	126	500	5,000
R Class
Sold	4,253	45,277	7,930	83,341
Issued in reinvestment of distributions	109	1,133	—	—
Redeemed	(9)	(94)	(7,016)	(73,986)
	4,353	46,316	914	9,355
R6 Class
Sold	1,174,662	12,037,318	500	5,000
Issued in reinvestment of distributions	15	152	—	—
Redeemed	(12,048)	(120,352)	—	—
	1,162,629	11,917,118	500	5,000
Net increase (decrease)	1,345,306	$13,815,907	191,743	$1,971,820

(1)March 10, 2021 (fund inception) through July 31, 2021.

	Six months ended January 31, 2022		Period ended July 31, 2021(1)
	Shares	Amount	Shares	Amount
One Choice Blend+ 2035 Portfolio
Investor Class
Sold	138,959	$1,469,646	158,731	$1,636,199
Issued in reinvestment of distributions	5,949	62,283	—	—
Redeemed	(35,856)	(379,229)	(6,016)	(62,440)
	109,052	1,152,700	152,715	1,573,759
I Class
Sold	—	—	2,899	30,000
Issued in reinvestment of distributions	83	869	—	—
	83	869	2,899	30,000
A Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	12	130	—	—
	12	130	500	5,000
R Class
Sold	1,285	13,518	1,735	17,746
Issued in reinvestment of distributions	54	575	—	—
Redeemed	(100)	(1,041)	—	—
	1,239	13,052	1,735	17,746
R6 Class
Sold	1,241,847	12,711,909	500	5,000
Issued in reinvestment of distributions	15	156	—	—
Redeemed	(27,199)	(271,208)	—	—
	1,214,663	12,440,857	500	5,000
Net increase (decrease)	1,325,049	$13,607,608	158,349	$1,631,505

(1)March 10, 2021 (fund inception) through July 31, 2021.

	Six months ended January 31, 2022		Period ended July 31, 2021(1)
	Shares	Amount	Shares	Amount
One Choice Blend+ 2040 Portfolio
Investor Class
Sold	68,369	$719,959	74,690	$767,397
Issued in reinvestment of distributions	2,946	30,962	—	—
Redeemed	(10,559)	(113,942)	(500)	(5,190)
	60,756	636,979	74,190	762,207
I Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	15	159	—	—
	15	159	500	5,000
A Class
Sold	2,753	30,207	500	5,000
Issued in reinvestment of distributions	86	903	—	—
	2,839	31,110	500	5,000
R Class
Sold	6,645	70,617	3,127	32,335
Issued in reinvestment of distributions	181	1,900	—	—
Redeemed	(533)	(5,677)	(52)	(552)
	6,293	66,840	3,075	31,783
R6 Class
Sold	858,630	8,827,902	500	5,000
Issued in reinvestment of distributions	16	165	—	—
Redeemed	(12,422)	(122,887)	—	—
	846,224	8,705,180	500	5,000
Net increase (decrease)	916,127	$9,440,268	78,765	$808,990

(1)March 10, 2021 (fund inception) through July 31, 2021.

	Six months ended January 31, 2022		Period ended July 31, 2021(1)
	Shares	Amount	Shares	Amount
One Choice Blend+ 2045 Portfolio
Investor Class
Sold	80,415	$844,080	42,167	$442,742
Issued in reinvestment of distributions	2,266	23,979	—	—
Redeemed	(5,274)	(56,409)	(1,836)	(19,340)
	77,407	811,650	40,331	423,402
I Class
Sold	942	10,000	500	5,000
Issued in reinvestment of distributions	43	450	—	—
	985	10,450	500	5,000
A Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	13	136	—	—
	13	136	500	5,000
R Class
Sold	1,138	12,109	1,441	14,818
Issued in reinvestment of distributions	53	562	—	—
Redeemed	(175)	(1,857)	—	—
	1,016	10,814	1,441	14,818
R6 Class
Sold	931,182	9,608,902	500	5,000
Issued in reinvestment of distributions	15	162	—	—
Redeemed	(18,207)	(182,790)	—	—
	912,990	9,426,274	500	5,000
Net increase (decrease)	992,411	$10,259,324	43,272	$453,220

(1)March 10, 2021 (fund inception) through July 31, 2021.

	Six months ended January 31, 2022		Period ended July 31, 2021(1)
	Shares	Amount	Shares	Amount
One Choice Blend+ 2050 Portfolio
Investor Class
Sold	32,483	$346,606	81,284	$846,934
Issued in reinvestment of distributions	2,683	28,443	—	—
Redeemed	(1,418)	(14,992)	(4,518)	(47,991)
	33,748	360,057	76,766	798,943
I Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	16	171	—	—
	16	171	500	5,000
A Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	14	151	—	—
	14	151	500	5,000
R Class
Sold	3,125	33,542	9,970	102,702
Issued in reinvestment of distributions	315	3,333	—	—
Redeemed	(899)	(9,678)	(176)	(1,833)
	2,541	27,197	9,794	100,869
R6 Class
Sold	612,389	6,324,174	500	5,000
Issued in reinvestment of distributions	17	178	—	—
Redeemed	(27,130)	(269,537)	—	—
	585,276	6,054,815	500	5,000
Net increase (decrease)	621,595	$6,442,391	88,060	$914,812

(1)March 10, 2021 (fund inception) through July 31, 2021.

	Six months ended January 31, 2022		Period ended July 31, 2021(1)
	Shares	Amount	Shares	Amount
One Choice Blend+ 2055 Portfolio
Investor Class
Sold	24,931	$267,886	40,975	$428,121
Issued in reinvestment of distributions	1,818	19,309	—	—
Redeemed	(3,013)	(31,457)	(2,428)	(25,932)
	23,736	255,738	38,547	402,189
I Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	16	174	—	—
	16	174	500	5,000
A Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	15	154	—	—
	15	154	500	5,000
R Class
Sold	5,397	57,735	1,815	18,815
Issued in reinvestment of distributions	166	1,760	—	—
Redeemed	(40)	(432)	—	—
	5,523	59,063	1,815	18,815
R6 Class
Sold	504,322	5,203,545	500	5,000
Issued in reinvestment of distributions	17	181	—	—
Redeemed	(12,251)	(121,436)	—	—
	492,088	5,082,290	500	5,000
Net increase (decrease)	521,378	$5,397,419	41,862	$436,004

(1)March 10, 2021 (fund inception) through July 31, 2021.

	Six months ended January 31, 2022		Period ended July 31, 2021(1)
	Shares	Amount	Shares	Amount
One Choice Blend+ 2060 Portfolio
Investor Class
Sold	19,599	$209,575	31,386	$328,101
Issued in reinvestment of distributions	994	10,577	—	—
Redeemed	(3,837)	(41,801)	(3,075)	(32,333)
	16,756	178,351	28,311	295,768
I Class
Sold	674	7,129	500	5,000
Issued in reinvestment of distributions	27	291	—	—
	701	7,420	500	5,000
A Class
Sold	—	—	504	5,048
Issued in reinvestment of distributions	15	150	—	—
	15	150	504	5,048
R Class
Sold	1,191	12,936	1,972	20,706
Issued in reinvestment of distributions	75	796	—	—
Redeemed	(199)	(2,152)	—	—
	1,067	11,580	1,972	20,706
R6 Class
Sold	176,881	1,831,271	500	5,000
Issued in reinvestment of distributions	17	176	—	—
Redeemed	(5,259)	(52,033)	—	—
	171,639	1,779,414	500	5,000
Net increase (decrease)	190,178	$1,976,915	31,787	$331,522

(1)March 10, 2021 (fund inception) through July 31, 2021.

	Six months ended January 31, 2022		Period ended July 31, 2021(1)
	Shares	Amount	Shares	Amount
One Choice Blend+ 2065 Portfolio
Investor Class
Sold	34,633	$372,778	56,234	$586,651
Issued in reinvestment of distributions	2,060	22,019	—	—
Redeemed	(7,283)	(79,639)	(6,050)	(60,245)
	29,410	315,158	50,184	526,406
I Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	16	174	—	—
	16	174	500	5,000
A Class
Sold	—	—	500	5,000
Issued in reinvestment of distributions	14	154	—	—
	14	154	500	5,000
R Class
Sold	19,583	210,730	5,334	55,981
Issued in reinvestment of distributions	489	5,230	—	—
Redeemed	(4,714)	(50,679)	(767)	(8,108)
	15,358	165,281	4,567	47,873
R6 Class
Sold	20,924	217,108	500	5,000
Issued in reinvestment of distributions	17	180	—	—
Redeemed	(87)	(870)	—	—
	20,854	216,418	500	5,000
Net increase (decrease)	65,652	$697,185	56,251	$589,279
(1)March 10, 2021 (fund inception) through July 31, 2021.

6. Fair Value Measurements

The funds’ investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Federal tax cost of investments	$3,113,810	$4,749,805	$9,290,323	$15,832,394
Gross tax appreciation of investments	$480	—	—	—
Gross tax depreciation of investments	(73,705)	$(137,780)	$(268,941)	$(390,351)
Net tax appreciation (depreciation) of investments	$(73,225)	$(137,780)	$(268,941)	$(390,351)

	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Federal tax cost of investments	$15,280,488	$10,271,850	$10,730,806	$7,380,351
Gross tax appreciation of investments	$409	$90	$256	$152
Gross tax depreciation of investments	(404,342)	(281,403)	(291,226)	(225,553)
Net tax appreciation (depreciation) of investments	$(403,933)	$(281,313)	$(290,970)	$(225,401)

	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Federal tax cost of investments	$5,848,923	$2,317,288	$1,306,544
Gross tax appreciation of investments	$104	$18	$2,282
Gross tax depreciation of investments	(163,843)	(75,045)	(71,643)
Net tax appreciation (depreciation) of investments	$(163,739)	$(75,027)	$(69,361)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

8. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

9. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

A fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended January 31, 2022 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2015 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$47	$774	$6	$(12)	$803	83	—	$2
Avantis Short-Term Fixed Income Fund	11	175	1	(2)	183	19	—	—
Inflation-Adjusted Bond Fund	9	140	1	(1)	147	12	—	1
NT High Income Fund	6	105	—	(3)	108	11	—	1
Short Duration Inflation Protection Bond Fund	11	174	1	(1)	183	17	—	1
American Century Low Volatility ETF	8	149	1	(4)	152	3	—	—
Avantis U.S. Equity Fund	14	258	3	(9)	260	18	—	—
Avantis U.S. Small Cap Value Fund	1	24	—	—	25	2	—	—
Focused Dynamic Growth Fund	9	182	1	(14)	176	3	—	1
NT Focused Large Cap Value Fund	11	197	1	(6)	201	17	—	4
NT Heritage Fund	1	14	—	(2)	13	1	—	—
NT Mid Cap Value Fund	3	48	—	(2)	49	4	—	1
Small Cap Growth Fund	1	26	—	(2)	25	1	—	1
Emerging Markets Debt Fund	2	36	—	(1)	37	4	—	—
Global Bond Fund	22	350	3	(5)	364	36	—	1
Avantis International Equity Fund	7	129	1	(4)	131	11	—	1
Focused International Growth Fund	4	72	—	(6)	70	4	—	—
Non-U.S. Intrinsic Value Fund	5	79	—	—	84	8	—	1
NT Global Real Estate Fund	2	30	—	(2)	30	2	—	—
	$174	$2,962	$19	$(76)	$3,041	256	—	$15
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2020 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$25	$1,230	$71	$(17)	$1,167	121	$(2)	$3
Avantis Short-Term Fixed Income Fund	4	215	7	(2)	210	22	—	—
Inflation-Adjusted Bond Fund	5	218	7	(4)	212	17	—	2
NT High Income Fund	4	199	6	(5)	192	20	—	2
Short Duration Inflation Protection Bond Fund	5	245	10	(3)	237	22	(1)	3
American Century Low Volatility ETF	4	217	7	(5)	209	5	—	—
Avantis U.S. Equity Fund	8	459	17	(12)	438	30	—	2
Avantis U.S. Small Cap Value Fund	1	44	2	(1)	42	3	—	1
Focused Dynamic Growth Fund	6	328	9	(29)	296	6	(1)	2
NT Focused Large Cap Value Fund	6	356	21	(11)	330	28	(2)	15
NT Heritage Fund	1	35	1	(4)	31	2	—	1
NT Mid Cap Value Fund	2	85	4	(3)	80	6	—	3
Small Cap Growth Fund	1	49	1	(5)	44	2	—	2
Emerging Markets Debt Fund	2	72	2	(2)	70	7	—	1
Global Bond Fund	11	545	30	(9)	517	51	(1)	5
Avantis Emerging Markets Equity Fund	—	11	—	—	11	1	—	—
Avantis International Equity Fund	4	226	9	(8)	213	18	—	3
Focused International Growth Fund	2	125	3	(8)	116	6	—	1
Non-U.S. Intrinsic Value Fund	3	138	9	—	132	13	—	3
NT Emerging Markets Fund	—	9	—	(1)	8	1	—	—
NT Global Real Estate Fund	1	55	2	(3)	51	4	—	2
NT International Small-Mid Cap Fund	—	7	—	(1)	6	1	—	—
	$95	$4,868	$218	$(133)	$4,612	386	$(7)	$51
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2025 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$414	$1,894	$117	$(39)	$2,152	223	$(3)	$7
Avantis Short-Term Fixed Income Fund	38	185	9	(2)	212	22	—	—
Inflation-Adjusted Bond Fund	71	321	16	(4)	372	30	(1)	4
NT High Income Fund	84	377	24	(12)	425	44	—	6
Short Duration Inflation Protection Bond Fund	64	296	16	(3)	341	31	—	4
American Century Low Volatility ETF	53	282	14	(6)	315	7	—	1
Avantis U.S. Equity Fund	176	904	46	(24)	1,010	69	(1)	4
Avantis U.S. Small Cap Value Fund	17	83	4	(3)	93	6	—	2
Focused Dynamic Growth Fund	114	654	29	(64)	675	13	(1)	5
NT Focused Large Cap Value Fund	129	699	72	(26)	730	61	(6)	35
NT Heritage Fund	18	98	4	(12)	100	7	—	3
NT Mid Cap Value Fund	31	161	10	(6)	176	13	(1)	8
Small Cap Growth Fund	17	94	3	(13)	95	5	—	5
Avantis Emerging Markets Equity Fund	11	53	3	(1)	60	5	—	1
Avantis International Equity Fund	80	404	22	(16)	446	38	(1)	6
Focused International Growth Fund	43	229	9	(19)	244	13	—	3
Non-U.S. Intrinsic Value Fund	48	241	16	1	274	27	(1)	5
NT Emerging Markets Fund	11	51	3	(3)	56	4	—	1
NT Global Real Estate Fund	21	109	7	(6)	117	10	(1)	4
NT International Small-Mid Cap Fund	6	32	1	(5)	32	3	—	2
Emerging Markets Debt Fund	35	155	9	(4)	177	18	—	2
Global Bond Fund	176	809	48	(18)	919	91	(2)	8
	$1,657	$8,131	$482	$(285)	$9,021	740	$(18)	$116
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2030 Portfolio (Amounts in thousands)
American Century Low Volatility ETF	$41	$322	$5	$(6)	$352	8	—	—
Avantis U.S. Equity Fund	261	1,879	22	(52)	2,066	141	$(1)	$4
Avantis U.S. Small Cap Value Fund	24	174	2	(7)	189	13	—	2
Focused Dynamic Growth Fund	171	1,352	19	(94)	1,410	27	(1)	6
NT Focused Large Company Value Fund	183	1,303	33	(43)	1,410	119	(3)	41
NT Heritage Fund	34	257	2	(22)	267	20	—	5
NT Mid Cap Value Fund	44	312	4	(11)	341	25	—	9
Small Cap Growth Fund	25	191	2	(17)	197	9	—	6
Avantis Core Fixed Income Fund	454	3,020	159	(41)	3,274	339	(4)	7
Avantis Short-Term Fixed Income Fund	19	138	5	(1)	151	15	—	—
Inflation-Adjusted Bond Fund	63	430	19	(2)	472	38	(1)	3
NT High Income Fund	104	692	33	(18)	745	78	(1)	7
Short Duration Inflation Protection Bond Fund	40	289	13	(2)	314	29	—	2
Avantis Emerging Markets Equity Fund	25	171	5	(2)	189	15	—	1
Avantis International Equity Fund	110	786	19	(27)	850	73	(1)	6
Focused International Growth Fund	61	450	8	(29)	474	25	(1)	3
Non-U.S. Intrinsic Value Fund	64	450	12	(1)	501	49	(1)	6
NT Emerging Markets Fund	29	198	4	(8)	215	17	(1)	2
NT Global Real Estate Fund	31	231	4	(9)	249	21	—	5
NT International Small-Mid Cap Fund	15	108	2	(10)	111	10	—	4
Emerging Markets Debt Fund	48	316	14	(5)	345	34	(1)	3
Global Bond Fund	182	1,219	63	(18)	1,320	130	(2)	7
	$2,028	$14,288	$449	$(425)	$15,442	1,235	$(18)	$129
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2035 Portfolio (Amounts in thousands)
American Century Low Volatility ETF	$9	$103	$1	$(2)	$109	2	—	—
Avantis U.S. Equity Fund	259	2,211	79	(60)	2,331	160	$(3)	$4
Avantis U.S. Small Cap Value Fund	23	193	5	(7)	204	14	—	2
Focused Dynamic Growth Fund	170	1,521	39	(105)	1,547	30	(1)	6
NT Focused Large Cap Value Fund	173	1,478	74	(36)	1,541	130	(5)	34
NT Heritage Fund	39	344	9	(27)	347	26	—	6
NT Mid Cap Value Fund	42	351	9	(11)	373	27	—	7
Small Cap Growth Fund	23	207	5	(17)	208	10	—	6
Avantis Core Fixed Income Fund	324	2,651	199	(27)	2,749	285	(6)	5
Avantis Short-Term Fixed Income Fund	3	32	—	—	35	4	—	—
Inflation-Adjusted Bond Fund	33	282	16	(1)	298	24	—	2
NT High Income Fund	80	654	34	(16)	684	71	(1)	6
Short Duration Inflation Protection Bond Fund	6	69	1	—	74	7	—	—
Avantis Emerging Markets Equity Fund	30	250	6	(4)	270	22	—	1
Avantis International Equity Fund	98	828	17	(29)	880	75	—	5
Focused International Growth Fund	54	474	9	(29)	490	26	—	2
Non-U.S. Intrinsic Value Fund	55	465	10	(1)	509	50	(1)	4
NT Emerging Markets Fund	43	351	10	(14)	370	28	(1)	3
NT Global Real Estate Fund	32	272	8	(11)	285	23	—	5
NT International Small-Mid Cap Fund	20	171	4	(15)	172	15	—	5
Emerging Markets Debt Fund	42	337	19	(4)	356	35	(1)	2
Global Bond Fund	122	1,004	69	(12)	1,045	103	(2)	5
	$1,680	$14,248	$623	$(428)	$14,877	1,167	$(21)	$110
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2040 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$147	$1,661	$17	$(52)	$1,739	119	—	$2
Avantis U.S. Small Cap Value Fund	13	147	2	(6)	152	10	—	1
Focused Dynamic Growth Fund	97	1,152	13	(77)	1,159	22	—	3
NT Focused Large Cap Value Fund	97	1,105	12	(28)	1,162	98	—	19
NT Heritage Fund	24	275	3	(20)	276	21	—	3
NT Mid Cap Value Fund	23	262	1	(8)	276	20	—	4
Small Cap Growth Fund	13	156	2	(12)	155	7	—	3
Avantis Emerging Markets Equity Fund	18	204	3	(3)	216	17	—	1
Avantis International Equity Fund	54	610	7	(20)	637	54	—	3
Focused International Growth Fund	30	349	4	(20)	355	19	—	1
Non-U.S. Intrinsic Value Fund	30	335	4	(1)	360	35	—	2
NT Emerging Markets Fund	27	310	5	(10)	322	25	—	2
NT Global Real Estate Fund	18	208	2	(8)	216	18	—	3
NT International Small-Mid Cap Fund	13	146	2	(12)	145	13	—	3
Avantis Core Fixed Income Fund	127	1,451	51	(14)	1,513	157	—	2
Inflation-Adjusted Bond Fund	12	134	2	—	144	11	—	1
NT High Income Fund	32	365	4	(9)	384	40	—	2
Emerging Markets Debt Fund	17	198	2	(3)	210	21	—	1
Global Bond Fund	47	535	6	(6)	570	56	—	2
	$839	$9,603	$142	$(309)	$9,991	763	—	$58
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2045 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$89	$2,026	$33	$(55)	$2,027	139	$(1)	$2
Avantis U.S. Small Cap Value Fund	8	180	1	(7)	180	12	—	1
Focused Dynamic Growth Fund	59	1,378	5	(75)	1,357	26	—	2
NT Focused Large Cap Value Fund	59	1,330	51	(21)	1,317	111	(5)	16
NT Heritage Fund	14	330	1	(18)	325	24	—	2
NT Mid Cap Value Fund	14	318	7	(7)	318	23	(1)	4
Small Cap Growth Fund	8	188	1	(10)	185	9	—	2
Avantis Emerging Markets Equity Fund	11	244	1	(3)	251	20	—	—
Avantis International Equity Fund	33	734	3	(22)	742	63	—	2
Focused International Growth Fund	19	419	2	(21)	415	22	—	1
Non-U.S. Intrinsic Value Fund	19	404	5	(2)	416	41	—	2
NT Emerging Markets Fund	17	373	4	(10)	376	29	—	2
NT Global Real Estate Fund	11	251	3	(9)	250	21	—	2
NT International Small-Mid Cap Fund	8	174	1	(11)	170	15	—	4
Avantis Core Fixed Income Fund	50	1,142	49	(8)	1,135	118	(3)	1
Inflation-Adjusted Bond Fund	5	107	4	—	108	9	—	—
NT High Income Fund	13	288	6	(6)	289	30	—	1
Emerging Markets Debt Fund	7	156	5	(1)	157	16	—	1
Global Bond Fund	18	422	15	(3)	422	42	(1)	1
	$462	$10,464	$197	$(289)	$10,440	770	$(11)	$46
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2050 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$187	$1,382	$44	$(36)	$1,489	102	$(3)	$2
Avantis U.S. Small Cap Value Fund	17	122	2	(5)	132	9	—	1
Focused Dynamic Growth Fund	123	945	4	(67)	997	19	—	3
NT Focused Large Cap Value Fund	124	922	71	(18)	957	80	(8)	21
NT Heritage Fund	30	230	3	(17)	240	18	—	3
NT Mid Cap Value Fund	30	218	9	(6)	233	17	(1)	5
Small Cap Growth Fund	17	130	—	(11)	136	7	—	3
Avantis Emerging Markets Equity Fund	23	170	11	(2)	180	14	(1)	1
Avantis International Equity Fund	69	512	23	(17)	541	46	(1)	3
Focused International Growth Fund	39	291	13	(16)	301	16	(1)	1
Non-U.S. Intrinsic Value Fund	38	281	17	(1)	301	30	(1)	3
NT Emerging Markets Fund	34	259	14	(8)	271	21	(2)	2
NT Global Real Estate Fund	23	173	8	(6)	182	15	(1)	3
NT International Small-Mid Cap Fund	16	122	4	(9)	125	11	(1)	5
Avantis Core Fixed Income Fund	73	562	55	(5)	575	60	(2)	1
Inflation-Adjusted Bond Fund	7	52	4	—	55	4	—	—
NT High Income Fund	18	141	10	(3)	146	15	—	1
Emerging Markets Debt Fund	10	76	5	(1)	80	8	—	—
Global Bond Fund	27	207	18	(2)	214	21	(1)	1
	$905	$6,795	$315	$(230)	$7,155	513	$(23)	$59
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2055 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$97	$1,181	$17	$(28)	$1,233	84	$(1)	$2
Avantis U.S. Small Cap Value Fund	9	105	1	(4)	109	7	—	1
Focused Dynamic Growth Fund	64	805	3	(45)	821	16	—	2
NT Focused Large Cap Value Fund	64	788	47	(13)	792	67	(5)	15
NT Heritage Fund	15	194	—	(11)	198	15	—	2
NT Mid Cap Value Fund	15	188	6	(5)	192	14	(1)	3
Small Cap Growth Fund	9	109	—	(7)	111	5	—	2
Avantis Emerging Markets Equity Fund	12	146	3	(2)	153	12	—	—
Avantis International Equity Fund	36	435	11	(13)	447	38	(1)	2
Focused International Growth Fund	20	248	3	(12)	253	14	—	1
Non-U.S. Intrinsic Value Fund	20	240	9	(2)	249	24	(1)	2
NT Emerging Markets Fund	18	221	3	(7)	229	18	(1)	1
NT Global Real Estate Fund	12	147	1	(5)	153	13	—	2
NT International Small-Mid Cap Fund	8	103	—	(7)	104	9	—	2
Avantis Core Fixed Income Fund	27	345	27	(2)	343	36	(1)	1
Inflation-Adjusted Bond Fund	2	32	1	—	33	3	—	—
NT High Income Fund	7	87	4	(2)	88	9	—	1
Emerging Markets Debt Fund	4	47	2	—	49	5	—	—
Global Bond Fund	10	128	9	(1)	128	13	—	—
	$449	$5,549	$147	$(166)	$5,685	402	$(11)	$39
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2060 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$75	$449	$19	$(12)	$493	34	$(1)	$1
Avantis U.S. Small Cap Value Fund	7	40	2	(2)	43	3	—	1
Focused Dynamic Growth Fund	49	315	6	(23)	335	6	—	1
NT Focused Large Cap Value Fund	49	298	21	(7)	319	27	(2)	8
NT Heritage Fund	12	74	1	(6)	79	6	—	1
NT Mid Cap Value Fund	12	70	3	(2)	77	6	—	2
Small Cap Growth Fund	7	41	—	(4)	44	2	—	1
Avantis Emerging Markets Equity Fund	9	55	3	(1)	60	5	—	—
Avantis International Equity Fund	27	165	7	(5)	180	15	(1)	1
Focused International Growth Fund	15	94	3	(6)	100	5	—	1
Non-U.S. Intrinsic Value Fund	15	90	5	—	100	10	—	1
NT Emerging Markets Fund	14	84	4	(3)	91	7	(1)	1
NT Global Real Estate Fund	9	56	3	(2)	60	5	—	1
NT International Small-Mid Cap Fund	6	39	1	(3)	41	4	—	2
Avantis Core Fixed Income Fund	18	111	10	(1)	118	12	—	—
Inflation-Adjusted Bond Fund	2	10	1	—	11	1	—	—
NT High Income Fund	5	28	2	(1)	30	3	—	—
Emerging Markets Debt Fund	3	15	1	—	17	2	—	—
Global Bond Fund	7	41	3	(1)	44	4	—	—
	$341	$2,075	$95	$(79)	$2,242	157	$(5)	$22
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2065 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$133	$166	$25	$(3)	$271	19	$(1)	$2
Avantis U.S. Small Cap Value Fund	12	15	3	—	24	2	—	1
Focused Dynamic Growth Fund	87	137	18	(24)	182	4	(1)	3
NT Focused Large Cap Value Fund	88	120	16	(14)	178	15	—	19
NT Heritage Fund	21	35	5	(8)	43	3	(1)	3
NT Mid Cap Value Fund	21	28	4	(3)	42	3	—	4
Small Cap Growth Fund	12	21	5	(4)	24	1	(1)	3
Avantis Emerging Markets Equity Fund	16	21	3	(1)	33	3	—	1
Avantis International Equity Fund	49	63	9	(4)	99	8	—	3
Focused International Growth Fund	28	38	5	(6)	55	3	—	1
Non-U.S. Intrinsic Value Fund	27	34	5	—	56	5	—	2
NT Emerging Markets Fund	24	35	5	(4)	50	4	(1)	2
NT Global Real Estate Fund	16	23	4	(2)	33	3	—	2
NT International Small-Mid Cap Fund	12	17	2	(5)	22	2	—	3
Avantis Core Fixed Income Fund	33	43	6	(2)	68	7	—	—
Inflation-Adjusted Bond Fund	3	3	—	—	6	1	—	—
NT High Income Fund	8	11	1	(1)	17	2	—	1
Emerging Markets Debt Fund	5	5	1	—	9	1	—	—
Global Bond Fund	12	16	2	(1)	25	2	—	—
	$607	$831	$119	$(82)	$1,237	88	$(5)	$50
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2015 Portfolio
Investor Class
2022(3)	$10.51	0.27	(0.49)	(0.22)	(0.22)	$10.07	(2.16)%	0.57%(4)	0.58%(4)	2.70%(4)	2.69%(4)	3%	$434
2021(5)	$10.00	0.01	0.50	0.51	—	$10.51	5.10%	0.56%(4)	0.58%(4)	0.52%(4)	0.50%(4)	0%	$153
I Class
2022(3)	$10.51	0.24	(0.44)	(0.20)	(0.24)	$10.07	(2.00)%	0.37%(4)	0.38%(4)	2.90%(4)	2.89%(4)	3%	$5
2021(5)	$10.00	0.04	0.47	0.51	—	$10.51	5.10%	0.36%(4)	0.38%(4)	0.72%(4)	0.70%(4)	0%	$5
A Class
2022(3)	$10.49	0.21	(0.44)	(0.23)	(0.20)	$10.06	(2.27)%	0.82%(4)	0.83%(4)	2.45%(4)	2.44%(4)	3%	$5
2021(5)	$10.00	0.02	0.47	0.49	—	$10.49	4.90%	0.81%(4)	0.83%(4)	0.27%(4)	0.25%(4)	0%	$5
R Class
2022(3)	$10.48	0.23	(0.47)	(0.24)	(0.18)	$10.06	(2.37)%	1.07%(4)	1.08%(4)	2.20%(4)	2.19%(4)	3%	$7
2021(5)	$10.00	0.01	0.47	0.48	—	$10.48	4.80%	1.06%(4)	1.08%(4)	0.02%(4)	0.00%(4)(6)	0%	$5
R6 Class
2022(3)	$10.52	0.25	(0.45)	(0.20)	(0.25)	$10.07	(1.97)%	0.22%(4)	0.23%(4)	3.05%(4)	3.04%(4)	3%	$2,590
2021(5)	$10.00	0.04	0.48	0.52	—	$10.52	5.20%	0.21%(4)	0.23%(4)	0.87%(4)	0.85%(4)	0%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2022 (unaudited).
(4)Annualized.
(5)March 10, 2021 (fund inception) through July 31, 2021.
(6)Ratio was less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2020 Portfolio
Investor Class
2022(3)	$10.57	0.24	(0.46)	(0.22)	(0.23)	(0.01)	(0.24)	$10.11	(1.70)%	0.57%(4)	0.58%(4)	5.04%(4)	5.03%(4)	15%	$1,452
2021(5)	$10.00	0.02	0.55	0.57	—	—	—	$10.57	5.20%	0.57%(4)	0.58%(4)	0.66%(4)	0.65%(4)	137%	$15
I Class
2022(3)	$10.58	0.25	(0.46)	(0.21)	(0.25)	(0.01)	(0.26)	$10.11	(1.64)%	0.37%(4)	0.38%(4)	5.24%(4)	5.23%(4)	15%	$10
2021(5)	$10.00	0.04	0.54	0.58	—	—	—	$10.58	5.30%	0.37%(4)	0.38%(4)	0.86%(4)	0.85%(4)	137%	$11
A Class
2022(3)	$10.56	0.22	(0.45)	(0.23)	(0.21)	(0.01)	(0.22)	$10.11	(1.81)%	0.82%(4)	0.83%(4)	4.79%(4)	4.78%(4)	15%	$10
2021(5)	$10.00	0.02	0.54	0.56	—	—	—	$10.56	5.10%	0.82%(4)	0.83%(4)	0.41%(4)	0.40%(4)	137%	$11
R Class
2022(3)	$10.55	0.21	(0.45)	(0.24)	(0.19)	(0.01)	(0.20)	$10.11	(1.92)%	1.07%(4)	1.08%(4)	4.54%(4)	4.53%(4)	15%	$10
2021(5)	$10.00	0.01	0.54	0.55	—	—	—	$10.55	5.00%	1.07%(4)	1.08%(4)	0.16%(4)	0.15%(4)	137%	$11
R6 Class
2022(3)	$10.59	0.25	(0.46)	(0.21)	(0.26)	(0.01)	(0.27)	$10.11	(1.61)%	0.22%(4)	0.23%(4)	5.39%(4)	5.38%(4)	15%	$3,129
2021(5)	$10.00	0.04	0.55	0.59	—	—	—	$10.59	5.40%	0.22%(4)	0.23%(4)	1.01%(4)	1.00%(4)	137%	$11

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2022 (unaudited).
(4)Annualized.
(5)March 10, 2021 (fund inception) through July 31, 2021.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2025 Portfolio
Investor Class
2022(3)	$10.55	0.29	(0.54)	(0.25)	(0.26)	(0.02)	(0.28)	$10.02	(2.40)%	0.57%(4)	0.58%(4)	4.52%(4)	4.51%(4)	14%	$3,278
2021(5)	$10.00	0.03	0.52	0.55	—	—	—	$10.55	5.50%	0.57%(4)	0.58%(4)	0.85%(4)	0.84%(4)	24%	$1,629
I Class
2022(3)	$10.56	0.26	(0.50)	(0.24)	(0.28)	(0.02)	(0.30)	$10.02	(2.33)%	0.37%(4)	0.38%(4)	4.72%(4)	4.71%(4)	14%	$5
2021(5)	$10.00	0.04	0.52	0.56	—	—	—	$10.56	5.60%	0.37%(4)	0.38%(4)	1.05%(4)	1.04%(4)	24%	$5
A Class
2022(3)	$10.54	0.23	(0.49)	(0.26)	(0.24)	(0.02)	(0.26)	$10.02	(2.50)%	0.82%(4)	0.83%(4)	4.27%(4)	4.26%(4)	14%	$5
2021(5)	$10.00	0.02	0.52	0.54	—	—	—	$10.54	5.40%	0.82%(4)	0.83%(4)	0.60%(4)	0.59%(4)	24%	$5
R Class
2022(3)	$10.53	0.22	(0.49)	(0.27)	(0.22)	(0.02)	(0.24)	$10.02	(2.61)%	1.07%(4)	1.08%(4)	4.02%(4)	4.01%(4)	14%	$52
2021(5)	$10.00	0.01	0.52	0.53	—	—	—	$10.53	5.30%	1.07%(4)	1.08%(4)	0.35%(4)	0.34%(4)	24%	$13
R6 Class
2022(3)	$10.57	0.27	(0.50)	(0.23)	(0.30)	(0.02)	(0.32)	$10.02	(2.30)%	0.22%(4)	0.23%(4)	4.87%(4)	4.86%(4)	14%	$5,681
2021(5)	$10.00	0.04	0.53	0.57	—	—	—	$10.57	5.70%	0.22%(4)	0.23%(4)	1.20%(4)	1.19%(4)	24%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2022 (unaudited).
(4)Annualized.
(5)March 10, 2021 (fund inception) through July 31, 2021.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2030 Portfolio
Investor Class
2022(3)	$10.58	0.29	(0.56)	(0.27)	(0.27)	$10.04	(2.62)%	0.57%(4)	0.58%(4)	3.85%(4)	3.84%(4)	10%	$3,692
2021(5)	$10.00	0.03	0.55	0.58	—	$10.58	5.80%	0.57%(4)	0.58%(4)	0.68%(4)	0.67%(4)	3%	$2,002
I Class
2022(3)	$10.59	0.27	(0.52)	(0.25)	(0.29)	$10.05	(2.46)%	0.37%(4)	0.38%(4)	4.05%(4)	4.04%(4)	10%	$5
2021(5)	$10.00	0.04	0.55	0.59	—	$10.59	5.90%	0.37%(4)	0.38%(4)	0.88%(4)	0.87%(4)	3%	$5
A Class
2022(3)	$10.57	0.25	(0.53)	(0.28)	(0.25)	$10.04	(2.73)%	0.82%(4)	0.83%(4)	3.60%(4)	3.59%(4)	10%	$5
2021(5)	$10.00	0.02	0.55	0.57	—	$10.57	5.70%	0.82%(4)	0.83%(4)	0.43%(4)	0.42%(4)	3%	$5
R Class
2022(3)	$10.56	0.24	(0.53)	(0.29)	(0.23)	$10.04	(2.83)%	1.07%(4)	1.08%(4)	3.35%(4)	3.34%(4)	10%	$53
2021(5)	$10.00	—(6)	0.56	0.56	—	$10.56	5.60%	1.07%(4)	1.08%(4)	0.18%(4)	0.17%(4)	3%	$10
R6 Class
2022(3)	$10.59	0.29	(0.53)	(0.24)	(0.30)	$10.05	(2.34)%	0.22%(4)	0.23%(4)	4.20%(4)	4.19%(4)	10%	$11,687
2021(5)	$10.00	0.04	0.55	0.59	—	$10.59	5.90%	0.22%(4)	0.23%(4)	1.03%(4)	1.02%(4)	3%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2022 (unaudited).
(4)Annualized.
(5)March 10, 2021 (fund inception) through July 31, 2021.
(6)Per-share amount was less than $0.005.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2035 Portfolio
Investor Class
2022(3)	$10.61	0.29	(0.59)	(0.30)	(0.28)	$10.03	(2.92)%	0.58%(4)	0.58%(4)	3.61%(4)	3.61%(4)	15%	$2,625
2021(5)	$10.00	0.02	0.59	0.61	—	$10.61	6.10%	0.58%(4)	0.58%(4)	0.54%(4)	0.54%(4)	2%	$1,620
I Class
2022(3)	$10.62	0.29	(0.58)	(0.29)	(0.30)	$10.03	(2.85)%	0.38%(4)	0.38%(4)	3.81%(4)	3.81%(4)	15%	$30
2021(5)	$10.00	0.03	0.59	0.62	—	$10.62	6.20%	0.38%(4)	0.38%(4)	0.74%(4)	0.74%(4)	2%	$31
A Class
2022(3)	$10.60	0.26	(0.58)	(0.32)	(0.26)	$10.02	(3.12)%	0.83%(4)	0.83%(4)	3.36%(4)	3.36%(4)	15%	$5
2021(5)	$10.00	0.01	0.59	0.60	—	$10.60	6.00%	0.83%(4)	0.83%(4)	0.29%(4)	0.29%(4)	2%	$5
R Class
2022(3)	$10.59	0.24	(0.57)	(0.33)	(0.24)	$10.02	(3.23)%	1.08%(4)	1.08%(4)	3.11%(4)	3.11%(4)	15%	$30
2021(5)	$10.00	—(6)	0.59	0.59	—	$10.59	5.90%	1.08%(4)	1.08%(4)	0.04%(4)	0.04%(4)	2%	$18
R6 Class
2022(3)	$10.62	0.30	(0.58)	(0.28)	(0.31)	$10.03	(2.73)%	0.23%(4)	0.23%(4)	3.96%(4)	3.96%(4)	15%	$12,187
2021(5)	$10.00	0.04	0.58	0.62	—	$10.62	6.20%	0.23%(4)	0.23%(4)	0.89%(4)	0.89%(4)	2%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2022 (unaudited).
(4)Annualized.
(5)March 10, 2021 (fund inception) through July 31, 2021.
(6)Per-share amount was less than $0.005.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2040 Portfolio
Investor Class
2022(3)	$10.65	0.32	(0.63)	(0.31)	(0.28)	(0.02)	(0.30)	$10.04	(3.04)%	0.58%(4)	3.29%(4)	6%	$1,355
2021(5)	$10.00	0.01	0.64	0.65	—	—	—	$10.65	6.50%	0.58%(4)	0.37%(4)	2%	$790
I Class
2022(3)	$10.66	0.30	(0.60)	(0.30)	(0.30)	(0.02)	(0.32)	$10.04	(2.98)%	0.38%(4)	3.49%(4)	6%	$5
2021(5)	$10.00	0.02	0.64	0.66	—	—	—	$10.66	6.60%	0.38%(4)	0.57%(4)	2%	$5
A Class
2022(3)	$10.64	0.28	(0.60)	(0.32)	(0.26)	(0.02)	(0.28)	$10.04	(3.15)%	0.83%(4)	3.04%(4)	6%	$34
2021(5)	$10.00	0.01	0.63	0.64	—	—	—	$10.64	6.40%	0.83%(4)	0.12%(4)	2%	$5
R Class
2022(3)	$10.63	0.31	(0.64)	(0.33)	(0.24)	(0.02)	(0.26)	$10.04	(3.26)%	1.08%(4)	2.79%(4)	6%	$94
2021(5)	$10.00	—(6)	0.63	0.63	—	—	—	$10.63	6.30%	1.08%(4)	(0.13)%(4)	2%	$33
R6 Class
2022(3)	$10.66	0.31	(0.60)	(0.29)	(0.31)	(0.02)	(0.33)	$10.04	(2.86)%	0.23%(4)	3.64%(4)	6%	$8,503
2021(5)	$10.00	0.03	0.63	0.66	—	—	—	$10.66	6.60%	0.23%(4)	0.72%(4)	2%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2022 (unaudited).
(4)Annualized.
(5)March 10, 2021 (fund inception) through July 31, 2021.
(6)Per-share amount was less than $0.005.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2045 Portfolio
Investor Class
2022(3)	$10.68	0.31	(0.62)	(0.31)	(0.29)	$10.08	(2.99)%	0.58%(4)	3.06%(4)	9%	$1,187
2021(5)	$10.00	0.01	0.67	0.68	—	$10.68	6.80%	0.58%(4)	0.24%(4)	10%	$431
I Class
2022(3)	$10.69	0.32	(0.62)	(0.30)	(0.31)	$10.08	(2.93)%	0.38%(4)	3.26%(4)	9%	$15
2021(5)	$10.00	0.02	0.67	0.69	—	$10.69	6.90%	0.38%(4)	0.44%(4)	10%	$5
A Class
2022(3)	$10.67	0.29	(0.62)	(0.33)	(0.27)	$10.07	(3.20)%	0.83%(4)	2.81%(4)	9%	$5
2021(5)	$10.00	—(6)	0.67	0.67	—	$10.67	6.70%	0.83%(4)	(0.01)%(4)	10%	$5
R Class
2022(3)	$10.66	0.28	(0.62)	(0.34)	(0.25)	$10.07	(3.30)%	1.08%(4)	2.56%(4)	9%	$25
2021(5)	$10.00	(0.01)	0.67	0.66	—	$10.66	6.60%	1.08%(4)	(0.26)%(4)	10%	$15
R6 Class
2022(3)	$10.70	0.33	(0.62)	(0.29)	(0.33)	$10.08	(2.90)%	0.23%(4)	3.41%(4)	9%	$9,208
2021(5)	$10.00	0.03	0.67	0.70	—	$10.70	7.00%	0.23%(4)	0.59%(4)	10%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2022 (unaudited).
(4)Annualized.
(5)March 10, 2021 (fund inception) through July 31, 2021.
(6)Per-share amount was less than $0.005.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2050 Portfolio
Investor Class
2022(3)	$10.70	0.32	(0.62)	(0.30)	(0.32)	$10.08	(3.00)%	0.58%(4)	3.80%(4)	15%	$1,114
2021(5)	$10.00	0.01	0.69	0.70	—	$10.70	7.10%	0.58%(4)	0.14%(4)	12%	$822
I Class
2022(3)	$10.72	0.33	(0.63)	(0.30)	(0.34)	$10.08	(2.94)%	0.38%(4)	4.00%(4)	15%	$5
2021(5)	$10.00	0.02	0.70	0.72	—	$10.72	7.20%	0.38%(4)	0.34%(4)	12%	$5
A Class
2022(3)	$10.70	0.30	(0.62)	(0.32)	(0.30)	$10.08	(3.11)%	0.83%(4)	3.55%(4)	15%	$5
2021(5)	$10.00	—(6)	0.70	0.70	—	$10.70	7.00%	0.83%(4)	(0.11)%(4)	12%	$5
R Class
2022(3)	$10.68	0.31	(0.64)	(0.33)	(0.28)	$10.07	(3.22)%	1.08%(4)	3.30%(4)	15%	$124
2021(5)	$10.00	(0.01)	0.69	0.68	—	$10.68	6.80%	1.08%(4)	(0.36)%(4)	12%	$105
R6 Class
2022(3)	$10.72	0.34	(0.62)	(0.28)	(0.36)	$10.08	(2.82)%	0.23%(4)	4.15%(4)	15%	$5,906
2021(5)	$10.00	0.03	0.69	0.72	—	$10.72	7.20%	0.23%(4)	0.49%(4)	12%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2022 (unaudited).
(4)Annualized.
(5)March 10, 2021 (fund inception) through July 31, 2021.
(6)Per-share amount was less than $0.005.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2055 Portfolio
Investor Class
2022(3)	$10.73	0.36	(0.67)	(0.31)	(0.33)	$10.09	(3.04)%	0.58%(4)	3.88%(4)	10%	$628
2021(5)	$10.00	—(6)	0.73	0.73	—	$10.73	7.30%	0.58%(4)	0.12%(4)	10%	$413
I Class
2022(3)	$10.73	0.33	(0.62)	(0.29)	(0.35)	$10.09	(2.88)%	0.38%(4)	4.08%(4)	10%	$5
2021(5)	$10.00	0.02	0.71	0.73	—	$10.73	7.30%	0.38%(4)	0.32%(4)	10%	$5
A Class
2022(3)	$10.71	0.31	(0.63)	(0.32)	(0.31)	$10.08	(3.15)%	0.83%(4)	3.63%(4)	10%	$5
2021(5)	$10.00	—(6)	0.71	0.71	—	$10.71	7.10%	0.83%(4)	(0.13)%(4)	10%	$5
R Class
2022(3)	$10.70	0.30	(0.63)	(0.33)	(0.29)	$10.08	(3.26)%	1.08%(4)	3.38%(4)	10%	$74
2021(5)	$10.00	(0.01)	0.71	0.70	—	$10.70	7.00%	1.08%(4)	(0.38)%(4)	10%	$19
R6 Class
2022(3)	$10.74	0.35	(0.64)	(0.29)	(0.36)	$10.09	(2.86)%	0.23%(4)	4.23%(4)	10%	$4,972
2021(5)	$10.00	0.02	0.72	0.74	—	$10.74	7.40%	0.23%(4)	0.47%(4)	10%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2022 (unaudited).
(4)Annualized.
(5)March 10, 2021 (fund inception) through July 31, 2021.
(6)Per-share amount was less than $0.005.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2060 Portfolio
Investor Class
2022(3)	$10.73	0.34	(0.65)	(0.31)	(0.31)	(0.01)	(0.32)	$10.10	(3.04)%	0.58%(4)	4.29%(4)	14%	$455
2021(5)	$10.00	0.01	0.72	0.73	—	—	—	$10.73	7.30%	0.58%(4)	0.19%(4)	13%	$304
I Class
2022(3)	$10.73	0.34	(0.63)	(0.29)	(0.33)	(0.01)	(0.34)	$10.10	(2.88)%	0.38%(4)	4.49%(4)	14%	$12
2021(5)	$10.00	0.01	0.72	0.73	—	—	—	$10.73	7.30%	0.38%(4)	0.39%(4)	13%	$5
A Class
2022(3)	$10.71	0.31	(0.63)	(0.32)	(0.29)	(0.01)	(0.30)	$10.09	(3.15)%	0.83%(4)	4.04%(4)	14%	$5
2021(5)	$10.00	—(6)	0.71	0.71	—	—	—	$10.71	7.10%	0.83%(4)	(0.06)%(4)	13%	$5
R Class
2022(3)	$10.70	0.29	(0.62)	(0.33)	(0.27)	(0.01)	(0.28)	$10.09	(3.26)%	1.08%(4)	3.79%(4)	14%	$31
2021(5)	$10.00	(0.01)	0.71	0.70	—	—	—	$10.70	7.00%	1.08%(4)	(0.31)%(4)	13%	$21
R6 Class
2022(3)	$10.74	0.35	(0.63)	(0.28)	(0.35)	(0.01)	(0.36)	$10.10	(2.85)%	0.23%(4)	4.64%(4)	14%	$1,739
2021(5)	$10.00	0.02	0.72	0.74	—	—	—	$10.74	7.40%	0.23%(4)	0.54%(4)	13%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2022 (unaudited).
(4)Annualized.
(5)March 10, 2021 (fund inception) through July 31, 2021.
(6)Per-share amount was less than $0.005.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2065 Portfolio
Investor Class
2022(3)	$10.79	0.36	(0.67)	(0.31)	(0.33)	$10.15	(3.03)%	0.58%(4)	6.93%(4)	14%	$808
2021(5)	$10.00	—(6)	0.79	0.79	—	$10.79	7.90%	0.58%(4)	0.13%(4)	19%	$541
I Class
2022(3)	$10.80	0.34	(0.64)	(0.30)	(0.35)	$10.15	(2.97)%	0.38%(4)	7.13%(4)	14%	$5
2021(5)	$10.00	0.02	0.78	0.80	—	$10.80	8.00%	0.38%(4)	0.33%(4)	19%	$5
A Class
2022(3)	$10.78	0.31	(0.64)	(0.33)	(0.31)	$10.14	(3.24)%	0.83%(4)	6.68%(4)	14%	$5
2021(5)	$10.00	—(6)	0.78	0.78	—	$10.78	7.80%	0.83%(4)	(0.12)%(4)	19%	$5
R Class
2022(3)	$10.77	0.30	(0.65)	(0.35)	(0.28)	$10.14	(3.34)%	1.08%(4)	6.43%(4)	14%	$202
2021(5)	$10.00	(0.01)	0.78	0.77	—	$10.77	7.70%	1.08%(4)	(0.37)%(4)	19%	$49
R6 Class
2022(3)	$10.80	0.35	(0.64)	(0.29)	(0.36)	$10.15	(2.85)%	0.23%(4)	7.28%(4)	14%	$217
2021(5)	$10.00	0.02	0.78	0.80	—	$10.80	8.00%	0.23%(4)	0.48%(4)	19%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2022 (unaudited).
(4)Annualized.
(5)March 10, 2021 (fund inception) through July 31, 2021.
(6)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. These portfolio holdings are available on the funds' website at
americancentury.com and, upon request, by calling 1-800-345-2021. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-97415 2203

Semiannual Report

January 31, 2022

One Choice® Portfolio: Very Conservative
Investor Class (AONIX)
R Class (AORHX)

One Choice® Portfolio: Conservative
Investor Class (AOCIX)
R Class (AORSX)

One Choice® Portfolio: Moderate
Investor Class (AOMIX)
R Class (AORMX)

One Choice® Portfolio: Aggressive
Investor Class (AOGIX)
R Class (AORYX)

One Choice® Portfolio: Very Aggressive
Investor Class (AOVIX)
R Class (AORVX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Volatility Tempered Returns

Upbeat economic data and continued central bank support generally buoyed global stock returns through the first half of the period. These influences helped boost corporate earnings and promote investor optimism, even as inflation and government bond yields were on the rise. Bond returns, on the other hand, broadly struggled as inflation and yields climbed higher.

In November, the emergence of the omicron coronavirus variant rattled global financial markets and triggered a steep stock market sell-off. Sentiment shifted quickly, though, as reports suggested the highly transmissible omicron would be less severe than other variants. Stocks resumed their upward march until January, when worries about inflation, Federal Reserve (Fed) policy and the Russia/Ukraine conflict sparked another severe bout of volatility.

Throughout the six months, steady economic gains combined with ongoing monetary support, escalating energy prices and severe supply chain disruptions ignited inflation. By January, year-over-year headline inflation in the U.S. reached 7.5%, a 40-year high, prompting expectations for Fed policy to take a sharp hawkish turn. The central bank, which began modestly reducing its bond purchases in November, accelerated its tapering timetable. Policymakers announced they would conclude their bond-buying program—and likely start hiking rates—in March.

Overall, U.S. stocks advanced for the six-month period, while non-U.S. stocks declined. Large-cap stocks significantly outperformed small caps, and value stocks broadly outperformed their growth-stock peers. U.S. and global bond returns generally declined as yields rose significantly.

Staying Focused in Uncertain Times

Russia's invasion of Ukraine has led to a devastating humanitarian crisis and further complicated a tense geopolitical backdrop. Even before the West imposed sanctions on Russia, our firm had started reducing exposure to Russian markets. After the sanctions, our direct exposure to Russian assets was less than $5 million, or 0.001% of total assets under supervision (as of March 7). We will continue to monitor the evolving situation and what it means for our clients and our investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet prevailing challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Portfolio Characteristics

Portfolio Composition as a % of net assets as of January 31, 2022
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Domestic Fixed Income Funds	58.5%	40.8%	27.4%	16.7%	—
Domestic Equity Funds	25.2%	33.2%	43.6%	54.3%	64.4%
International Fixed Income Funds	16.3%	14.6%	9.1%	4.6%	—
International Equity Funds	—	11.4%	19.9%	24.4%	35.6%
Other Assets and Liabilities	—(1)	—(1)	—(1)	—(1)	—
(1)Category is less than 0.05% of total net assets.
3

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 8/1/21	Ending Account Value 1/31/22	Expenses Paid During Period(1) 8/1/21 - 1/31/22	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/21 - 1/31/22	Effective Annualized Expense Ratio(2)
One Choice Portfolio: Very Conservative
Actual
Investor Class	$1,000	$988.00	$0.00	0.00%(3)	$3.46	0.69%
R Class	$1,000	$986.30	$2.50	0.50%	$5.96	1.19%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.52	0.69%
R Class	$1,000	$1,022.69	$2.55	0.50%	$6.06	1.19%
One Choice Portfolio: Conservative
Actual
Investor Class	$1,000	$981.70	$0.00	0.00%(3)	$3.90	0.78%
R Class	$1,000	$979.20	$2.49	0.50%	$6.39	1.28%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.97	0.78%
R Class	$1,000	$1,022.69	$2.55	0.50%	$6.51	1.28%
One Choice Portfolio: Moderate
Actual
Investor Class	$1,000	$977.70	$0.00	0.00%(3)	$4.24	0.85%
R Class	$1,000	$975.20	$2.49	0.50%	$6.72	1.35%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$4.33	0.85%
R Class	$1,000	$1,022.69	$2.55	0.50%	$6.87	1.35%
One Choice Portfolio: Aggressive
Actual
Investor Class	$1,000	$973.70	$0.00	0.00%(3)	$4.53	0.91%
R Class	$1,000	$971.40	$2.48	0.50%	$7.01	1.41%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$4.63	0.91%
R Class	$1,000	$1,022.69	$2.55	0.50%	$7.17	1.41%
One Choice Portfolio: Very Aggressive
Actual
Investor Class	$1,000	$965.90	$0.00	0.00%(3)	$5.00	1.01%
R Class	$1,000	$963.60	$2.47	0.50%	$7.47	1.51%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$5.14	1.01%
R Class	$1,000	$1,022.69	$2.55	0.50%	$7.68	1.51%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
(2)Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements.
(3)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
5

Schedules of Investments

JANUARY 31, 2022 (UNAUDITED)

One Choice Portfolio: Very Conservative

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 58.5%
Diversified Bond Fund Investor Class	10,181,415	$109,246,582
Inflation-Adjusted Bond Fund Investor Class	4,247,683	53,520,806
NT High Income Fund Investor Class	1,106,003	10,617,626
Short Duration Fund Investor Class	6,733,021	69,282,783
Short Duration Inflation Protection Bond Fund Investor Class	6,431,138	69,520,598
		312,188,395
Domestic Equity Funds — 25.2%
Equity Growth Fund Investor Class	406,373	11,894,523
Focused Large Cap Value Fund Investor Class	3,337,000	35,839,385
Growth Fund Investor Class	248,253	12,166,872
Heritage Fund Investor Class	298,357	6,528,050
Mid Cap Value Fund Investor Class	1,299,062	23,292,183
NT Disciplined Growth Fund Investor Class	542,380	7,935,017
Real Estate Fund Investor Class	104,839	3,247,908
Small Cap Growth Fund Investor Class	267,778	5,079,750
Small Cap Value Fund Investor Class	511,430	5,329,104
Sustainable Equity Fund Investor Class	506,194	22,971,084
		134,283,876
International Fixed Income Funds — 16.3%
Emerging Markets Debt Fund Investor Class	796,554	8,005,370
Global Bond Fund Investor Class	4,200,779	42,301,846
International Bond Fund Investor Class	2,866,897	36,753,615
		87,060,831
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $483,444,766)		533,533,102
OTHER ASSETS AND LIABILITIES†		(472)
TOTAL NET ASSETS — 100.0%		$533,532,630

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
6

JANUARY 31, 2022 (UNAUDITED)

One Choice Portfolio: Conservative

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.8%
Diversified Bond Fund Investor Class	26,965,214	$289,336,742
Inflation-Adjusted Bond Fund Investor Class	7,860,489	99,042,166
NT High Income Fund Investor Class	2,986,507	28,670,467
Short Duration Fund Investor Class	8,358,971	86,013,806
Short Duration Inflation Protection Bond Fund Investor Class	6,643,119	71,812,113
		574,875,294
Domestic Equity Funds — 33.2%
Equity Growth Fund Investor Class	1,536,002	44,958,773
Focused Large Cap Value Fund Investor Class	8,720,257	93,655,557
Growth Fund Investor Class	911,074	44,651,747
Heritage Fund Investor Class	1,548,621	33,883,825
Mid Cap Value Fund Investor Class	4,633,384	83,076,568
NT Disciplined Growth Fund Investor Class	2,268,909	33,194,136
Small Cap Growth Fund Investor Class	1,147,025	21,759,065
Small Cap Value Fund Investor Class	2,418,887	25,204,798
Sustainable Equity Fund Investor Class	1,935,445	87,830,474
		468,214,943
International Fixed Income Funds — 14.6%
Emerging Markets Debt Fund Investor Class	2,867,124	28,814,600
Global Bond Fund Investor Class	9,859,366	99,283,810
International Bond Fund Investor Class	6,052,477	77,592,751
		205,691,161
International Equity Funds — 11.4%
International Growth Fund Investor Class	4,492,600	60,290,696
NT Global Real Estate Fund Investor Class	1,068,960	12,966,483
NT International Small-Mid Cap Fund Investor Class	1,175,221	13,374,017
NT International Value Fund Investor Class	7,932,897	74,807,223
		161,438,419
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,241,636,823)		1,410,219,817
OTHER ASSETS AND LIABILITIES†		21,866
TOTAL NET ASSETS — 100.0%		$1,410,241,683

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
7

JANUARY 31, 2022 (UNAUDITED)

One Choice Portfolio: Moderate

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 43.6%
Equity Growth Fund Investor Class	3,014,055	$88,221,403
Focused Dynamic Growth Fund Investor Class	652,162	32,177,649
Focused Large Cap Value Fund Investor Class	15,783,548	169,515,304
Growth Fund Investor Class	1,698,381	83,237,666
Heritage Fund Investor Class	4,236,138	92,686,700
Mid Cap Value Fund Investor Class	7,626,802	136,748,564
NT Disciplined Growth Fund Investor Class	2,383,209	34,866,344
Small Cap Growth Fund Investor Class	2,315,169	43,918,763
Small Cap Value Fund Investor Class	4,665,021	48,609,516
Sustainable Equity Fund Investor Class	4,066,535	184,539,350
		914,521,259
Domestic Fixed Income Funds — 27.4%
Core Plus Fund Investor Class	28,171,410	307,913,510
Inflation-Adjusted Bond Fund Investor Class	8,424,532	106,149,103
NT High Income Fund Investor Class	5,600,705	53,766,771
Short Duration Fund Investor Class	8,361,346	86,038,246
Short Duration Inflation Protection Bond Fund Investor Class	1,993,542	21,550,185
		575,417,815
International Equity Funds — 19.9%
Emerging Markets Fund Investor Class	6,331,848	84,593,492
International Growth Fund Investor Class	8,988,052	120,619,658
Non-U.S. Intrinsic Value Fund Investor Class	5,792,287	58,791,710
NT Global Real Estate Fund Investor Class	1,863,816	22,608,092
NT International Small-Mid Cap Fund Investor Class	3,526,811	40,135,113
NT International Value Fund Investor Class	9,531,513	89,882,172
		416,630,237
International Fixed Income Funds — 9.1%
Emerging Markets Debt Fund Investor Class	4,301,893	43,234,025
Global Bond Fund Investor Class	10,566,626	106,405,921
International Bond Fund Investor Class	3,302,381	42,336,522
		191,976,468
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,759,627,709)		2,098,545,779
OTHER ASSETS AND LIABILITIES†		(1,951)
TOTAL NET ASSETS — 100.0%		$2,098,543,828

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
8

JANUARY 31, 2022 (UNAUDITED)

One Choice Portfolio: Aggressive

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 54.3%
Equity Growth Fund Investor Class	1,669,121	$48,855,180
Focused Dynamic Growth Fund Investor Class	842,351	41,561,597
Focused Large Cap Value Fund Investor Class	11,101,855	119,233,920
Growth Fund Investor Class	1,318,860	64,637,319
Heritage Fund Investor Class	2,951,312	64,574,710
Mid Cap Value Fund Investor Class	4,460,422	79,975,364
Small Cap Growth Fund Investor Class	1,266,594	24,027,291
Small Cap Value Fund Investor Class	2,568,400	26,762,730
Sustainable Equity Fund Investor Class	2,137,976	97,021,335
		566,649,446
International Equity Funds — 24.4%
Emerging Markets Fund Investor Class	4,313,798	57,632,335
International Growth Fund Investor Class	5,195,180	69,719,319
Non-U.S. Intrinsic Value Fund Investor Class	4,304,690	43,692,599
NT Global Real Estate Fund Investor Class	1,434,341	17,398,558
NT International Small-Mid Cap Fund Investor Class	2,184,298	24,857,310
NT International Value Fund Investor Class	4,427,427	41,750,638
		255,050,759
Domestic Fixed Income Funds — 16.7%
Core Plus Fund Investor Class	6,716,761	73,414,195
Inflation-Adjusted Bond Fund Investor Class	2,504,443	31,555,978
NT High Income Fund Investor Class	4,994,468	47,946,897
Short Duration Fund Investor Class	1,035,682	10,657,166
Short Duration Inflation Protection Bond Fund Investor Class	987,732	10,677,386
		174,251,622
International Fixed Income Funds — 4.6%
Emerging Markets Debt Fund Investor Class	1,598,564	16,065,570
Global Bond Fund Investor Class	3,141,216	31,632,047
		47,697,617
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $820,595,512)		1,043,649,444
OTHER ASSETS AND LIABILITIES†		(5,757)
TOTAL NET ASSETS — 100.0%		$1,043,643,687

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
9

JANUARY 31, 2022 (UNAUDITED)

One Choice Portfolio: Very Aggressive

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 64.4%
Equity Growth Fund Investor Class	669,552	$19,597,795
Focused Dynamic Growth Fund Investor Class	426,520	21,044,482
Focused Large Cap Value Fund Investor Class	4,499,066	48,319,963
Growth Fund Investor Class	668,797	32,777,719
Heritage Fund Investor Class	1,402,642	30,689,802
Mid Cap Value Fund Investor Class	1,864,017	33,421,826
Small Cap Growth Fund Investor Class	677,767	12,857,242
Small Cap Value Fund Investor Class	1,368,164	14,256,272
Sustainable Equity Fund Investor Class	880,535	39,958,679
		252,923,780
International Equity Funds — 35.6%
Emerging Markets Fund Investor Class	2,537,232	33,897,424
International Growth Fund Investor Class	2,825,342	37,916,091
Non-U.S. Intrinsic Value Fund Investor Class	2,546,306	25,845,007
NT Global Real Estate Fund Investor Class	518,111	6,284,684
NT International Small-Mid Cap Fund Investor Class	1,664,072	18,937,135
NT International Value Fund Investor Class	1,797,802	16,953,271
		139,833,612
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $297,252,564)		392,757,392
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$392,757,392

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
10

Statements of Assets and Liabilities

JANUARY 31, 2022 (UNAUDITED)
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Assets
Investment securities in affiliates, at value (cost of $483,444,766, $1,241,636,823 and $1,759,627,709, respectively)	$533,533,102	$1,410,219,817	$2,098,545,779
Receivable for investments sold	330,093	323,119	7,969
Receivable for capital shares sold	323,141	642,029	685,340
Distributions receivable from affiliates	286,963	679,245	1,083,166
	534,473,299	1,411,864,210	2,100,322,254

Liabilities
Disbursements in excess of demand deposit cash	—	25,000	—
Payable for investments purchased	287,372	680,275	1,083,997
Payable for capital shares redeemed	652,541	916,482	692,121
Distribution and service fees payable	756	770	2,308
	940,669	1,622,527	1,778,426

Net Assets	$533,532,630	$1,410,241,683	$2,098,543,828

Net Assets Consist of:
Capital (par value and paid-in surplus)	$478,081,165	$1,199,911,569	$1,684,272,278
Distributable earnings	55,451,465	210,330,114	414,271,550
	$533,532,630	$1,410,241,683	$2,098,543,828

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Very Conservative
Investor Class, $0.01 Par Value	$531,671,115	42,148,821	$12.61
R Class, $0.01 Par Value	$1,861,515	147,468	$12.62
One Choice Portfolio: Conservative
Investor Class, $0.01 Par Value	$1,408,421,144	98,354,378	$14.32
R Class, $0.01 Par Value	$1,820,539	127,166	$14.32
One Choice Portfolio: Moderate
Investor Class, $0.01 Par Value	$2,093,155,651	128,636,053	$16.27
R Class, $0.01 Par Value	$5,388,177	331,237	$16.27

See Notes to Financial Statements.
11

JANUARY 31, 2022 (UNAUDITED)
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Assets
Investment securities in affiliates, at value (cost of $820,595,512 and $297,252,564, respectively)	$1,043,649,444	$392,757,392
Receivable for investments sold	—	141,588
Receivable for capital shares sold	400,764	56,565
Distributions receivable from affiliates	406,429	—
	1,044,456,637	392,955,545

Liabilities
Payable for investments purchased	517,469	—
Payable for capital shares redeemed	293,293	195,804
Distribution and service fees payable	2,188	2,349
	812,950	198,153

Net Assets	$1,043,643,687	$392,757,392

Net Assets Consist of:
Capital (par value and paid-in surplus)	$782,274,163	$281,979,207
Distributable earnings	261,369,524	110,778,185
	$1,043,643,687	$392,757,392

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Aggressive
Investor Class, $0.01 Par Value	$1,038,587,575	61,773,565	$16.81
R Class, $0.01 Par Value	$5,056,112	300,325	$16.84
One Choice Portfolio: Very Aggressive
Investor Class, $0.01 Par Value	$387,364,074	19,623,964	$19.74
R Class, $0.01 Par Value	$5,393,318	272,786	$19.77

See Notes to Financial Statements.
12

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED)
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$14,026,661	$43,685,238	$71,201,894

Expenses:
Distribution and service fees - R Class	4,355	4,524	13,375
Directors' fees and expenses	6,457	17,668	26,631
	10,812	22,192	40,006

Net investment income (loss)	14,015,849	43,663,046	71,161,888

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	4,036,729	16,096,404	31,189,151
Capital gain distributions received from underlying funds	11,254,521	48,853,919	90,727,862
	15,291,250	64,950,323	121,917,013

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(35,426,221)	(135,175,183)	(241,300,115)

Net realized and unrealized gain (loss) on affiliates	(20,134,971)	(70,224,860)	(119,383,102)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,119,122)	$(26,561,814)	$(48,221,214)

See Notes to Financial Statements.
13

FOR THE SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED)
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$38,289,167	$15,192,728

Expenses:
Distribution and service fees - R Class	12,827	13,588
Directors' fees and expenses	13,229	5,001
	26,056	18,589

Net investment income (loss)	38,263,111	15,174,139

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	14,324,570	3,911,289
Capital gain distributions received from underlying funds	54,245,812	25,509,096
	68,570,382	29,420,385

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(135,020,780)	(59,017,693)

Net realized and unrealized gain (loss) on affiliates	(66,450,398)	(29,597,308)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(28,187,287)	$(14,423,169)

See Notes to Financial Statements.
14

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED) AND YEAR ENDED JULY 31, 2021
	One Choice Portfolio: Very Conservative		One Choice Portfolio: Conservative
Increase (Decrease) in Net Assets	January 31, 2022	July 31, 2021	January 31, 2022	July 31, 2021
Operations
Net investment income (loss)	$14,015,849	$7,693,530	$43,663,046	$19,714,796
Net realized gain (loss)	15,291,250	15,837,681	64,950,323	62,602,353
Change in net unrealized appreciation (depreciation)	(35,426,221)	30,133,466	(135,175,183)	127,389,212
Net increase (decrease) in net assets resulting from operations	(6,119,122)	53,664,677	(26,561,814)	209,706,361

Distributions to Shareholders
From earnings:
Investor Class	(29,476,522)	(16,725,082)	(104,758,760)	(68,286,945)
R Class	(91,402)	(46,739)	(125,740)	(69,150)
Decrease in net assets from distributions	(29,567,924)	(16,771,821)	(104,884,500)	(68,356,095)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	42,689,437	28,938,423	87,695,208	65,746,050

Net increase (decrease) in net assets	7,002,391	65,831,279	(43,751,106)	207,096,316

Net Assets
Beginning of period	526,530,239	460,698,960	1,453,992,789	1,246,896,473
End of period	$533,532,630	$526,530,239	$1,410,241,683	$1,453,992,789

See Notes to Financial Statements.
15

SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED) AND YEAR ENDED JULY 31, 2021
	One Choice Portfolio: Moderate		One Choice Portfolio: Aggressive
Increase (Decrease) in Net Assets	January 31, 2022	July 31, 2021	January 31, 2022	July 31, 2021
Operations
Net investment income (loss)	$71,161,888	$23,662,620	$38,263,111	$10,516,528
Net realized gain (loss)	121,917,013	140,671,752	68,570,382	72,976,487
Change in net unrealized appreciation (depreciation)	(241,300,115)	251,515,080	(135,020,780)	159,992,050
Net increase (decrease) in net assets resulting from operations	(48,221,214)	415,849,452	(28,187,287)	243,485,065

Distributions to Shareholders
From earnings:
Investor Class	(181,536,680)	(162,080,328)	(102,997,701)	(84,452,262)
R Class	(441,290)	(353,460)	(471,804)	(357,864)
Decrease in net assets from distributions	(181,977,970)	(162,433,788)	(103,469,505)	(84,810,126)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	143,649,096	93,774,620	91,870,365	38,380,660

Net increase (decrease) in net assets	(86,550,088)	347,190,284	(39,786,427)	197,055,599

Net Assets
Beginning of period	2,185,093,916	1,837,903,632	1,083,430,114	886,374,515
End of period	$2,098,543,828	$2,185,093,916	$1,043,643,687	$1,083,430,114

See Notes to Financial Statements.
16

SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED) AND YEAR ENDED JULY 31, 2021
	One Choice Portfolio: Very Aggressive
Increase (Decrease) in Net Assets	January 31, 2022	July 31, 2021
Operations
Net investment income (loss)	$15,174,139	$2,371,648
Net realized gain (loss)	29,420,385	23,003,900
Change in net unrealized appreciation (depreciation)	(59,017,693)	78,107,578
Net increase (decrease) in net assets resulting from operations	(14,423,169)	103,483,126

Distributions to Shareholders
From earnings:
Investor Class	(37,268,900)	(27,148,582)
R Class	(487,089)	(271,471)
Decrease in net assets from distributions	(37,755,989)	(27,420,053)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	43,001,692	18,205,744

Net increase (decrease) in net assets	(9,177,466)	94,268,817

Net Assets
Beginning of period	401,934,858	307,666,041
End of period	$392,757,392	$401,934,858

See Notes to Financial Statements.
17

Notes to Financial Statements

JANUARY 31, 2022 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities, fixed-income securities and short-term investments. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. Each fund's investment objective is to seek the highest total return consistent with its asset mix. The funds offer the Investor Class and R Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported NAV.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

18

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative and One Choice Portfolio: Moderate. Distributions from net investment income, if any, are generally declared and paid annually for One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Administrative Fees — The corporation's investment advisor, ACIM, does not receive an administrative fee for services provided to the funds.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for the R Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fee is computed and accrued daily based on the R Class's daily net assets and paid monthly in arrears. The fee is used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended January 31, 2022 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the period ended January 31, 2022 were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Purchases	$58,336,608	$152,661,868	$267,447,575	$149,143,240	$71,282,322
Sales	$19,944,678	$77,357,826	$143,886,926	$68,229,049	$25,346,404

19

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2022		Year ended July 31, 2021
	Shares	Amount	Shares	Amount
One Choice Portfolio: Very Conservative
Investor Class
Sold	4,870,179	$64,657,332	8,496,388	$109,821,723
Issued in reinvestment of distributions	2,247,894	29,056,279	1,284,096	16,550,736
Redeemed	(3,860,520)	(51,337,304)	(7,526,643)	(97,719,328)
	3,257,553	42,376,307	2,253,841	28,653,131
R Class
Sold	43,906	579,806	61,862	802,864
Issued in reinvestment of distributions	7,067	91,351	3,623	46,739
Redeemed	(26,668)	(358,027)	(43,172)	(564,311)
	24,305	313,130	22,313	285,292
Net increase (decrease)	3,281,858	$42,689,437	2,276,154	$28,938,423
One Choice Portfolio: Conservative
Investor Class
Sold	5,362,018	$82,889,458	12,965,630	$193,157,445
Issued in reinvestment of distributions	6,911,102	102,614,204	4,543,524	66,867,327
Redeemed	(6,340,138)	(98,050,562)	(13,056,767)	(194,455,118)
	5,932,982	87,453,100	4,452,387	65,569,654
R Class
Sold	14,686	225,388	41,841	623,314
Issued in reinvestment of distributions	8,475	125,740	4,699	69,148
Redeemed	(6,968)	(109,020)	(34,704)	(516,066)
	16,193	242,108	11,836	176,396
Net increase (decrease)	5,949,175	$87,695,208	4,464,223	$65,746,050
One Choice Portfolio: Moderate
Investor Class
Sold	5,440,953	$97,816,505	12,472,638	$213,961,567
Issued in reinvestment of distributions	10,465,175	178,240,565	9,574,590	159,403,973
Redeemed	(7,482,990)	(133,323,117)	(16,383,226)	(279,835,859)
	8,423,138	142,733,953	5,664,002	93,529,681
R Class
Sold	38,382	688,547	73,951	1,272,878
Issued in reinvestment of distributions	25,930	441,290	21,256	353,460
Redeemed	(11,821)	(214,694)	(80,566)	(1,381,399)
	52,491	915,143	14,641	244,939
Net increase (decrease)	8,475,629	$143,649,096	5,678,643	$93,774,620

20

	Six months ended January 31, 2022		Year ended July 31, 2021
	Shares	Amount	Shares	Amount
One Choice Portfolio: Aggressive
Investor Class
Sold	2,826,514	$53,166,330	5,182,297	$92,056,005
Issued in reinvestment of distributions	5,714,027	101,138,287	4,859,888	82,795,428
Redeemed	(3,384,559)	(63,344,609)	(7,800,205)	(137,023,125)
	5,155,982	90,960,008	2,241,980	37,828,308
R Class
Sold	44,657	845,096	95,269	1,695,220
Issued in reinvestment of distributions	26,610	471,804	15,517	259,299
Redeemed	(21,879)	(406,543)	(78,948)	(1,402,167)
	49,388	910,357	31,838	552,352
Net increase (decrease)	5,205,370	$91,870,365	2,273,818	$38,380,660
One Choice Portfolio: Very Aggressive
Investor Class
Sold	1,682,561	$37,525,990	2,502,273	$52,015,631
Issued in reinvestment of distributions	1,725,501	36,218,259	1,345,128	26,579,717
Redeemed	(1,465,661)	(31,803,814)	(3,027,152)	(61,658,599)
	1,942,401	41,940,435	820,249	16,936,749
R Class
Sold	53,458	1,194,314	98,793	2,048,922
Issued in reinvestment of distributions	23,128	486,618	13,592	269,127
Redeemed	(28,202)	(619,675)	(51,524)	(1,049,054)
	48,384	1,061,257	60,861	1,268,995
Net increase (decrease)	1,990,785	$43,001,692	881,110	$18,205,744

6. Fair Value Measurements

The funds’ investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

21

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Federal tax cost of investments	$492,690,293	$1,261,832,227	$1,800,490,767	$846,239,679	$309,484,144
Gross tax appreciation of investments	$43,159,957	$156,201,497	$319,663,345	$204,736,418	$84,997,684
Gross tax depreciation of investments	(2,317,148)	(7,813,907)	(21,608,333)	(7,326,653)	(1,724,436)
Net tax appreciation (depreciation) of investments	$40,842,809	$148,387,590	$298,055,012	$197,409,765	$83,273,248

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

8. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of period end, One Choice Portfolio: Moderate owned 57% of the shares of Core Plus Fund.

9. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
22

10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended January 31, 2022 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Conservative (Amounts in thousands)
Diversified Bond Fund	$107,797	$8,601	$2,035	$(5,116)	$109,247	10,181	$(41)	$1,856
Inflation-Adjusted Bond Fund	52,965	3,256	637	(2,064)	53,520	4,248	18	1,760
NT High Income Fund	10,634	494	—	(510)	10,618	1,106	—	366
Short Duration Fund	68,111	2,950	448	(1,331)	69,282	6,733	(4)	748
Short Duration Inflation Protection Bond Fund	68,220	3,753	462	(1,990)	69,521	6,431	3	2,437
Equity Growth Fund	12,134	3,003	451	(2,791)	11,895	406	165	2,658
Focused Large Cap Value Fund	38,089	8,677	5,716	(5,211)	35,839	3,337	867	5,679
Growth Fund	4,202	9,290	40	(1,285)	12,167	248	87	852
Heritage Fund	6,908	1,567	130	(1,817)	6,528	298	21	715
Mid Cap Value Fund	22,274	4,105	1,167	(1,920)	23,292	1,299	11	3,151
NT Disciplined Growth Fund	8,209	1,520	540	(1,254)	7,935	542	174	984
Real Estate Fund	8,090	840	2,872	(2,810)	3,248	105	2,373	840
Small Cap Growth Fund	5,116	1,525	—	(1,561)	5,080	268	—	963
Small Cap Value Fund	5,081	600	—	(352)	5,329	511	—	378
Sustainable Equity Fund	22,570	1,748	1,095	(252)	22,971	506	376	552
Emerging Markets Debt Fund	7,711	710	—	(416)	8,005	797	—	157
Global Bond Fund	41,821	2,694	121	(2,092)	42,302	4,201	(1)	897
International Bond Fund	36,599	3,004	195	(2,654)	36,754	2,867	(12)	288
	$526,531	$58,337	$15,909	$(35,426)	$533,533	44,084	$4,037	$25,281
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Conservative (Amounts in thousands)
Diversified Bond Fund	$296,467	$7,568	$828	$(13,870)	$289,337	26,965	$(31)	$5,016
Inflation-Adjusted Bond Fund	102,321	3,294	2,590	(3,983)	99,042	7,860	170	3,294
NT High Income Fund	32,435	1,041	3,389	(1,417)	28,670	2,987	(34)	1,042
Short Duration Fund	84,239	3,423	—	(1,648)	86,014	8,359	—	924
Short Duration Inflation Protection Bond Fund	71,762	2,517	404	(2,063)	71,812	6,643	12	2,517
Equity Growth Fund	49,370	10,272	3,486	(11,197)	44,959	1,536	1,082	10,272
Focused Large Cap Value Fund	120,496	15,463	23,999	(18,304)	93,656	8,720	5,828	15,463
Growth Fund	32,252	21,353	1,398	(7,555)	44,652	911	2,399	3,951
Heritage Fund	41,661	4,395	1,349	(10,823)	33,884	1,549	160	4,256
Mid Cap Value Fund	80,396	11,093	1,276	(7,136)	83,077	4,633	292	11,093
NT Disciplined Growth Fund	38,817	4,319	3,826	(6,116)	33,194	2,269	1,447	4,319
Small Cap Growth Fund	22,707	7,389	1,368	(6,969)	21,759	1,147	(222)	4,557
Small Cap Value Fund	22,674	4,188	—	(1,658)	25,204	2,419	—	1,787
Sustainable Equity Fund	93,976	2,189	6,469	(1,866)	87,830	1,935	2,300	2,189
Emerging Markets Debt Fund	28,087	2,217	—	(1,489)	28,815	2,867	—	567
Global Bond Fund	99,028	5,181	—	(4,925)	99,284	9,859	—	2,119
International Bond Fund	77,337	5,809	—	(5,553)	77,593	6,052	—	607
International Growth Fund	56,704	16,344	—	(12,757)	60,291	4,493	—	7,088
NT Global Real Estate Fund	25,255	2,101	10,558	(3,832)	12,966	1,069	2,571	2,102
NT International Small-Mid Cap Fund	15,118	2,599	254	(4,089)	13,374	1,175	125	2,599
NT International Value Fund	62,893	19,907	68	(7,925)	74,807	7,933	(3)	6,777
	$1,453,995	$152,662	$61,262	$(135,175)	$1,410,220	111,381	$16,096	$92,539
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Moderate (Amounts in thousands)
Equity Growth Fund	$96,359	$20,156	$6,185	$(22,109)	$88,221	3,014	$2,247	$20,156
Focused Dynamic Growth Fund	39,180	885	657	(7,230)	32,178	652	584	885
Focused Large Cap Value Fund	220,154	27,993	48,291	(30,341)	169,515	15,784	7,576	27,993
Growth Fund	85,699	16,883	3,657	(15,687)	83,238	1,698	6,244	7,889
Heritage Fund	113,115	12,296	3,433	(29,291)	92,687	4,236	151	11,633
Mid Cap Value Fund	130,510	19,335	1,775	(11,321)	136,749	7,627	19	18,297
NT Disciplined Growth Fund	40,559	4,537	4,155	(6,075)	34,866	2,383	1,163	4,537
Small Cap Growth Fund	44,306	13,758	—	(14,145)	43,919	2,315	—	8,789
Small Cap Value Fund	44,742	7,071	—	(3,203)	48,610	4,665	—	3,447
Sustainable Equity Fund	202,036	4,597	15,967	(6,127)	184,539	4,067	7,279	4,597
Core Plus Fund	313,575	9,101	—	(14,762)	307,914	28,171	—	6,413
Inflation-Adjusted Bond Fund	109,086	3,530	2,227	(4,240)	106,149	8,425	148	3,530
NT High Income Fund	57,477	1,910	3,001	(2,619)	53,767	5,601	(42)	1,910
Short Duration Fund	83,312	4,367	—	(1,641)	86,038	8,361	—	918
Short Duration Inflation Protection Bond Fund	21,425	755	14	(616)	21,550	1,994	—	755
Emerging Markets Fund	57,299	34,142	—	(6,848)	84,593	6,332	—	—
International Growth Fund	117,251	28,628	—	(25,259)	120,620	8,988	—	14,180
Non-U.S. Intrinsic Value Fund	53,664	5,056	—	72	58,792	5,792	—	2,401
NT Global Real Estate Fund	49,224	4,205	22,717	(8,104)	22,608	1,864	5,537	4,205
NT International Small-Mid Cap Fund	45,128	7,800	619	(12,174)	40,135	3,527	283	7,800
NT International Value Fund	72,591	26,385	—	(9,094)	89,882	9,532	—	8,144
Emerging Markets Debt Fund	41,929	3,529	—	(2,224)	43,234	4,302	—	849
Global Bond Fund	104,922	6,748	—	(5,265)	106,405	10,567	—	2,271
International Bond Fund	41,553	3,781	—	(2,997)	42,337	3,302	—	331
	$2,185,096	$267,448	$112,698	$(241,300)	$2,098,546	153,199	$31,189	$161,930
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Aggressive (Amounts in thousands)
Equity Growth Fund	$53,200	$11,161	$3,632	$(11,874)	$48,855	1,669	$872	$11,161
Focused Dynamic Growth Fund	49,779	1,761	845	(9,133)	41,562	842	597	1,134
Focused Large Cap Value Fund	141,776	19,798	23,995	(18,345)	119,234	11,102	2,578	19,609
Growth Fund	65,432	12,400	2,194	(11,001)	64,637	1,319	3,888	5,858
Heritage Fund	79,316	8,767	3,080	(20,428)	64,575	2,951	251	8,040
Mid Cap Value Fund	74,207	12,484	144	(6,572)	79,975	4,460	5	10,667
Small Cap Growth Fund	24,534	7,432	198	(7,741)	24,027	1,267	(31)	4,838
Small Cap Value Fund	24,444	4,082	—	(1,763)	26,763	2,568	—	1,898
Sustainable Equity Fund	104,996	2,408	7,409	(2,974)	97,021	2,138	3,530	2,408
Emerging Markets Fund	43,916	18,572	—	(4,856)	57,632	4,314	—	—
International Growth Fund	68,843	15,497	—	(14,621)	69,719	5,195	—	8,196
Non-U.S. Intrinsic Value Fund	39,575	4,052	—	66	43,693	4,305	—	1,784
NT Global Real Estate Fund	29,409	2,606	10,551	(4,065)	17,399	1,434	2,469	2,606
NT International Small-Mid Cap Fund	27,869	4,831	334	(7,509)	24,857	2,184	146	4,831
NT International Value Fund	33,231	12,750	—	(4,230)	41,751	4,427	—	3,781
Core Plus Fund	73,691	3,369	141	(3,505)	73,414	6,717	(2)	1,522
Inflation-Adjusted Bond Fund	32,356	1,049	592	(1,257)	31,556	2,504	39	1,050
NT High Income Fund	49,379	1,674	789	(2,317)	47,947	4,994	(17)	1,674
Short Duration Fund	10,295	565	—	(203)	10,657	1,036	—	114
Short Duration Inflation Protection Bond Fund	10,590	393	—	(306)	10,677	988	—	374
Emerging Markets Debt Fund	15,544	1,346	—	(824)	16,066	1,599	—	315
Global Bond Fund	31,049	2,146	—	(1,563)	31,632	3,141	—	675
	$1,083,431	$149,143	$53,904	$(135,021)	$1,043,649	71,154	$14,325	$92,535
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Aggressive (Amounts in thousands)
Equity Growth Fund	$20,263	$4,476	$633	$(4,508)	$19,598	670	$67	$4,476
Focused Dynamic Growth Fund	24,871	817	324	(4,320)	21,044	427	8	574
Focused Large Cap Value Fund	55,342	8,764	9,018	(6,768)	48,320	4,499	612	7,790
Growth Fund	31,140	8,098	1,286	(5,174)	32,778	669	1,524	2,973
Heritage Fund	35,550	4,909	411	(9,358)	30,690	1,403	20	3,725
Mid Cap Value Fund	31,848	5,884	1,571	(2,739)	33,422	1,864	(141)	4,631
Small Cap Growth Fund	13,503	3,540	27	(4,159)	12,857	678	(5)	2,577
Small Cap Value Fund	13,571	1,633	—	(948)	14,256	1,368	—	1,012
Sustainable Equity Fund	41,274	992	1,659	(648)	39,959	881	802	992
Emerging Markets Fund	27,191	9,833	22	(3,105)	33,897	2,537	(2)	—
International Growth Fund	37,859	8,163	—	(8,106)	37,916	2,825	—	4,457
Non-U.S. Intrinsic Value Fund	23,282	3,317	795	41	25,845	2,546	(38)	1,087
NT Global Real Estate Fund	12,556	1,192	5,689	(1,774)	6,285	518	1,064	1,192
NT International Small-Mid Cap Fund	20,109	4,405	—	(5,577)	18,937	1,664	—	3,680
NT International Value Fund	13,569	5,259	—	(1,875)	16,953	1,798	—	1,536
	$401,928	$71,282	$21,435	$(59,018)	$392,757	24,347	$3,911	$40,702
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Conservative
Investor Class
2022(4)	$13.50	0.35	(0.50)	(0.15)	(0.35)	(0.39)	(0.74)	$12.61	(1.20)%	0.00%(5)(6)	5.21%(5)	4%	$531,671
2021	$12.54	0.20	1.20	1.40	(0.19)	(0.25)	(0.44)	$13.50	11.39%	0.00%(6)	1.55%	18%	$524,867
2020	$12.19	0.21	0.57	0.78	(0.21)	(0.22)	(0.43)	$12.54	6.56%	0.00%(6)	1.73%	22%	$459,434
2019	$12.05	0.29	0.32	0.61	(0.29)	(0.18)	(0.47)	$12.19	5.31%	0.00%(6)	2.48%	11%	$425,814
2018	$12.07	0.24	0.14	0.38	(0.24)	(0.16)	(0.40)	$12.05	3.13%	0.01%	2.01%	14%	$439,590
2017	$11.97	0.18	0.18	0.36	(0.17)	(0.09)	(0.26)	$12.07	3.10%	0.00%(6)	1.49%	13%	$442,359
R Class
2022(4)	$13.50	0.32	(0.49)	(0.17)	(0.32)	(0.39)	(0.71)	$12.62	(1.37)%	0.50%(5)	4.71%(5)	4%	$1,862
2021	$12.55	0.14	1.19	1.33	(0.13)	(0.25)	(0.38)	$13.50	10.73%	0.50%	1.05%	18%	$1,663
2020	$12.19	0.14	0.59	0.73	(0.15)	(0.22)	(0.37)	$12.55	6.11%	0.50%	1.23%	22%	$1,265
2019	$12.06	0.21	0.33	0.54	(0.23)	(0.18)	(0.41)	$12.19	4.69%	0.50%	1.98%	11%	$721
2018	$12.08	0.19	0.13	0.32	(0.18)	(0.16)	(0.34)	$12.06	2.61%	0.51%	1.51%	14%	$363
2017	$11.97	0.12	0.19	0.31	(0.11)	(0.09)	(0.20)	$12.08	2.67%	0.50%	0.99%	13%	$129

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Conservative
Investor Class
2022(4)	$15.71	0.47	(0.71)	(0.24)	(0.48)	(0.67)	(1.15)	$14.32	(1.83)%	0.00%(5)(6)	5.96%(5)	5%	$1,408,421
2021	$14.16	0.22	2.11	2.33	(0.22)	(0.56)	(0.78)	$15.71	16.82%	0.00%(6)	1.46%	18%	$1,452,250
2020	$13.75	0.22	0.84	1.06	(0.22)	(0.43)	(0.65)	$14.16	7.95%	0.00%(6)	1.64%	24%	$1,245,493
2019	$13.90	0.33	0.19	0.52	(0.33)	(0.34)	(0.67)	$13.75	4.25%	0.00%(6)	2.45%	11%	$1,240,425
2018	$13.62	0.28	0.46	0.74	(0.28)	(0.18)	(0.46)	$13.90	5.43%	0.01%	2.01%	8%	$1,301,374
2017	$13.16	0.19	0.65	0.84	(0.20)	(0.18)	(0.38)	$13.62	6.54%	0.00%(6)	1.48%	12%	$1,222,832
R Class
2022(4)	$15.71	0.43	(0.71)	(0.28)	(0.44)	(0.67)	(1.11)	$14.32	(2.08)%	0.50%(5)	5.46%(5)	5%	$1,821
2021	$14.15	0.14	2.12	2.26	(0.14)	(0.56)	(0.70)	$15.71	16.30%	0.50%	0.96%	18%	$1,743
2020	$13.74	0.15	0.85	1.00	(0.16)	(0.43)	(0.59)	$14.15	7.42%	0.50%	1.14%	24%	$1,403
2019	$13.89	0.25	0.21	0.46	(0.27)	(0.34)	(0.61)	$13.74	3.73%	0.50%	1.95%	11%	$847
2018	$13.61	0.21	0.46	0.67	(0.21)	(0.18)	(0.39)	$13.89	4.90%	0.51%	1.51%	8%	$568
2017	$13.16	0.13	0.63	0.76	(0.13)	(0.18)	(0.31)	$13.61	5.93%	0.50%	0.98%	12%	$290

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Moderate
Investor Class
2022(4)	$18.13	0.58	(0.92)	(0.34)	(0.59)	(0.93)	(1.52)	$16.27	(2.23)%	0.00%(5)(6)	6.45%(5)	7%	$2,093,156
2021	$16.01	0.20	3.36	3.56	(0.20)	(1.24)	(1.44)	$18.13	23.09%	0.00%(6)	1.18%	30%	$2,180,041
2020	$15.67	0.24	1.10	1.34	(0.24)	(0.76)	(1.00)	$16.01	8.86%	0.00%(6)	1.59%	28%	$1,833,678
2019	$16.11	0.35	0.14	0.49	(0.35)	(0.58)	(0.93)	$15.67	3.81%	0.00%(6)	2.28%	14%	$1,881,575
2018	$15.41	0.32	0.89	1.21	(0.32)	(0.19)	(0.51)	$16.11	7.95%	0.01%	2.02%	8%	$1,953,345
2017	$14.53	0.21	1.21	1.42	(0.21)	(0.33)	(0.54)	$15.41	10.09%	0.00%(6)	1.44%	15%	$1,841,820
R Class
2022(4)	$18.13	0.55	(0.93)	(0.38)	(0.55)	(0.93)	(1.48)	$16.27	(2.48)%	0.50%(5)	5.95%(5)	7%	$5,388
2021	$16.00	0.11	3.37	3.48	(0.11)	(1.24)	(1.35)	$18.13	22.54%	0.50%	0.68%	30%	$5,053
2020	$15.66	0.16	1.11	1.27	(0.17)	(0.76)	(0.93)	$16.00	8.32%	0.50%	1.09%	28%	$4,226
2019	$16.10	0.26	0.16	0.42	(0.28)	(0.58)	(0.86)	$15.66	3.29%	0.50%	1.78%	14%	$3,770
2018	$15.41	0.24	0.88	1.12	(0.24)	(0.19)	(0.43)	$16.10	7.34%	0.51%	1.52%	8%	$2,804
2017	$14.53	0.13	1.22	1.35	(0.14)	(0.33)	(0.47)	$15.41	9.54%	0.50%	0.94%	15%	$1,677

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Aggressive
Investor Class
2022(4)	$19.05	0.66	(1.07)	(0.41)	(0.76)	(1.07)	(1.83)	$16.81	(2.63)%	0.00%(5)(6)	6.98%(5)	6%	$1,038,588
2021	$16.24	0.19	4.23	4.42	(0.17)	(1.44)	(1.61)	$19.05	28.36%	0.00%(6)	1.07%	21%	$1,078,655
2020	$16.82	0.25	1.23	1.48	(0.26)	(1.80)	(2.06)	$16.24	9.12%	0.00%(6)	1.56%	27%	$882,822
2019	$17.44	0.36	0.07	0.43	(0.36)	(0.69)	(1.05)	$16.82	3.53%	0.00%(6)	2.17%	23%	$1,333,116
2018	$16.39	0.34	1.27	1.61	(0.32)	(0.24)	(0.56)	$17.44	9.97%	0.01%	1.99%	11%	$1,357,007
2017	$15.15	0.21	1.67	1.88	(0.22)	(0.42)	(0.64)	$16.39	12.88%	0.00%(6)	1.39%	18%	$1,223,445
R Class
2022(4)	$19.03	0.63	(1.09)	(0.46)	(0.66)	(1.07)	(1.73)	$16.84	(2.86)%	0.50%(5)	6.48%(5)	6%	$5,056
2021	$16.21	0.10	4.23	4.33	(0.07)	(1.44)	(1.51)	$19.03	27.80%	0.50%	0.57%	21%	$4,775
2020	$16.78	0.17	1.23	1.40	(0.17)	(1.80)	(1.97)	$16.21	8.60%	0.50%	1.06%	27%	$3,552
2019	$17.41	0.26	0.08	0.34	(0.28)	(0.69)	(0.97)	$16.78	2.94%	0.50%	1.67%	23%	$2,898
2018	$16.36	0.26	1.27	1.53	(0.24)	(0.24)	(0.48)	$17.41	9.43%	0.51%	1.49%	11%	$2,237
2017	$15.12	0.13	1.67	1.80	(0.14)	(0.42)	(0.56)	$16.36	12.33%	0.50%	0.89%	18%	$1,457

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Aggressive
Investor Class
2022(4)	$22.45	0.82	(1.46)	(0.64)	(0.88)	(1.19)	(2.07)	$19.74	(3.41)%	0.00%(5)(6)	7.30%(5)	6%	$387,364
2021	$18.07	0.14	5.90	6.04	(0.13)	(1.53)	(1.66)	$22.45	34.63%	0.00%(6)	0.67%	15%	$396,903
2020	$17.99	0.21	1.49	1.70	(0.22)	(1.40)	(1.62)	$18.07	9.61%	0.00%(6)	1.21%	33%	$304,714
2019	$19.07	0.30	(0.14)	0.16	(0.31)	(0.93)	(1.24)	$17.99	2.10%	0.00%(6)	1.70%	19%	$305,967
2018	$17.53	0.32	1.88	2.20	(0.33)	(0.33)	(0.66)	$19.07	12.68%	0.01%	1.70%	8%	$321,525
2017	$15.83	0.17	2.25	2.42	(0.15)	(0.57)	(0.72)	$17.53	15.85%	0.00%(6)	1.03%	11%	$288,436
R Class
2022(4)	$22.42	0.79	(1.49)	(0.70)	(0.76)	(1.19)	(1.95)	$19.77	(3.64)%	0.50%(5)	6.80%(5)	6%	$5,393
2021	$18.05	0.03	5.89	5.92	(0.02)	(1.53)	(1.55)	$22.42	33.90%	0.50%	0.17%	15%	$5,032
2020	$17.96	0.12	1.49	1.61	(0.12)	(1.40)	(1.52)	$18.05	9.11%	0.50%	0.71%	33%	$2,952
2019	$19.04	0.20	(0.12)	0.08	(0.23)	(0.93)	(1.16)	$17.96	1.58%	0.50%	1.20%	19%	$2,184
2018	$17.50	0.20	1.90	2.10	(0.23)	(0.33)	(0.56)	$19.04	12.13%	0.51%	1.20%	8%	$1,376
2017	$15.81	0.08	2.24	2.32	(0.06)	(0.57)	(0.63)	$17.50	15.21%	0.50%	0.53%	11%	$619

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.
(4)Six months ended January 31, 2022 (unaudited).
(5)Annualized.
(6)Ratio was less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. These portfolio holdings are available on the funds' website at
americancentury.com and, upon request, by calling 1-800-345-2021. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

34

Notes
35

Notes
36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91634 2203

Semiannual Report

January 31, 2022

One Choice® In Retirement Portfolio	One Choice® 2045 Portfolio
Investor Class (ARTOX)	Investor Class (AROIX)
I Class (ATTIX)	I Class (AOOIX)
A Class (ARTAX)	A Class (AROAX)
C Class (ATTCX)	C Class (AROCX)
R Class (ARSRX)	R Class (ARORX)
R6 Class (ARDTX)	R6 Class (ARDOX)
One Choice® 2025 Portfolio	One Choice® 2050 Portfolio
Investor Class (ARWIX)	Investor Class (ARFVX)
I Class (ARWFX)	I Class (ARFSX)
A Class (ARWAX)	A Class (ARFMX)
C Class (ARWCX)	C Class (ARFDX)
R Class (ARWRX)	R Class (ARFWX)
R6 Class (ARWDX)	R6 Class (ARFEX)
One Choice® 2030 Portfolio	One Choice® 2055 Portfolio
Investor Class (ARCVX)	Investor Class (AREVX)
I Class (ARCSX)	I Class (ARENX)
A Class (ARCMX)	A Class (AREMX)
C Class (ARWOX)	C Class (AREFX)
R Class (ARCRX)	R Class (AREOX)
R6 Class (ARCUX)	R6 Class (AREUX)
One Choice® 2035 Portfolio	One Choice® 2060 Portfolio
Investor Class (ARYIX)	Investor Class (ARGVX)
I Class (ARLIX)	I Class (ARGNX)
A Class (ARYAX)	A Class (ARGMX)
C Class (ARLCX)	C Class (ARGHX)
R Class (ARYRX)	R Class (ARGRX)
R6 Class (ARLDX)	R6 Class (ARGDX)
One Choice® 2040 Portfolio	One Choice® 2065 Portfolio
Investor Class (ARDVX)	Investor Class (ARHVX)
I Class (ARDSX)	I Class (ARHUX)
A Class (ARDMX)	A Class (ARHMX)
C Class (ARNOX)	C Class (ARHEX)
R Class (ARDRX)	R Class (ARHFX)
R6 Class (ARDUX)	R6 Class (ARHSX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Volatility Tempered Returns

Upbeat economic data and continued central bank support generally buoyed global stock returns through the first half of the period. These influences helped boost corporate earnings and promote investor optimism, even as inflation and government bond yields were on the rise. Bond returns, on the other hand, broadly struggled as inflation and yields climbed higher.

In November, the emergence of the omicron coronavirus variant rattled global financial markets and triggered a steep stock market sell-off. Sentiment shifted quickly, though, as reports suggested the highly transmissible omicron would be less severe than other variants. Stocks resumed their upward march until January, when worries about inflation, Federal Reserve (Fed) policy and the Russia/Ukraine conflict sparked another severe bout of volatility.

Throughout the six months, steady economic gains combined with ongoing monetary support, escalating energy prices and severe supply chain disruptions ignited inflation. By January, year-over-year headline inflation in the U.S. reached 7.5%, a 40-year high, prompting expectations for Fed policy to take a sharp hawkish turn. The central bank, which began modestly reducing its bond purchases in November, accelerated its tapering timetable. Policymakers announced they would conclude their bond-buying program—and likely start hiking rates—in March.

Overall, U.S. stocks advanced for the six-month period, while non-U.S. stocks declined. Large-cap stocks significantly outperformed small caps, and value stocks broadly outperformed their growth-stock peers. U.S. and global bond returns generally declined as yields rose significantly.

Staying Focused in Uncertain Times

Russia's invasion of Ukraine has led to a devastating humanitarian crisis and further complicated a tense geopolitical backdrop. Even before the West imposed sanctions on Russia, our firm had started reducing exposure to Russian markets. After the sanctions, our direct exposure to Russian assets was less than $5 million, or 0.001% of total assets under supervision (as of March 7). We will continue to monitor the evolving situation and what it means for our clients and our investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet prevailing challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
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Portfolio Characteristics

Portfolio Composition as a % of net assets as of January 31, 2022
	One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Domestic Fixed Income Funds	44.1%	40.9%	35.4%	30.6%	25.6%
Domestic Equity Funds	34.2%	35.9%	38.8%	41.8%	45.2%
International Fixed Income Funds	11.5%	11.8%	12.0%	11.2%	9.7%
International Equity Funds	10.2%	11.4%	13.8%	16.4%	19.5%
Other Assets and Liabilities	—(1)	—(1)	—(1)	—(1)	—(1)

	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Domestic Fixed Income Funds	21.1%	16.6%	13.7%	11.8%	10.7%
Domestic Equity Funds	48.9%	53.2%	56.1%	58.1%	59.4%
International Fixed Income Funds	8.1%	6.3%	5.2%	4.5%	4.0%
International Equity Funds	21.9%	23.9%	25.0%	25.6%	25.9%
Other Assets and Liabilities	—(1)	—(1)	—(1)	—(1)	—(1)
(1)Category is less than 0.05% of total net assets.

3

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 8/1/21	Ending Account Value 1/31/22	Expenses Paid During Period(1) 8/1/21 - 1/31/22	Annualized Expense Ratio(1)
One Choice In Retirement Portfolio
Actual
Investor Class	$1,000	$985.80	$3.70	0.74%
I Class	$1,000	$986.80	$2.70	0.54%
A Class	$1,000	$984.40	$4.95	0.99%
C Class	$1,000	$981.50	$8.69	1.74%
R Class	$1,000	$983.10	$6.20	1.24%
R6 Class	$1,000	$987.80	$1.95	0.39%
Hypothetical
Investor Class	$1,000	$1,021.48	$3.77	0.74%
I Class	$1,000	$1,022.48	$2.75	0.54%
A Class	$1,000	$1,020.22	$5.04	0.99%
C Class	$1,000	$1,016.43	$8.84	1.74%
R Class	$1,000	$1,018.96	$6.31	1.24%
R6 Class	$1,000	$1,023.24	$1.99	0.39%
One Choice 2025 Portfolio
Actual
Investor Class	$1,000	$985.40	$3.80	0.76%
I Class	$1,000	$986.20	$2.80	0.56%
A Class	$1,000	$984.80	$5.05	1.01%
C Class	$1,000	$980.40	$8.79	1.76%
R Class	$1,000	$982.90	$6.30	1.26%
R6 Class	$1,000	$987.60	$2.05	0.41%
Hypothetical
Investor Class	$1,000	$1,021.37	$3.87	0.76%
I Class	$1,000	$1,022.38	$2.85	0.56%
A Class	$1,000	$1,020.11	$5.14	1.01%
C Class	$1,000	$1,016.33	$8.95	1.76%
R Class	$1,000	$1,018.85	$6.41	1.26%
R6 Class	$1,000	$1,023.14	$2.09	0.41%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
5

	Beginning Account Value 8/1/21	Ending Account Value 1/31/22	Expenses Paid During Period(1) 8/1/21 - 1/31/22	Annualized Expense Ratio(1)
One Choice 2030 Portfolio
Actual
Investor Class	$1,000	$983.60	$3.90	0.78%
I Class	$1,000	$984.20	$2.90	0.58%
A Class	$1,000	$982.40	$5.15	1.03%
C Class	$1,000	$978.40	$8.88	1.78%
R Class	$1,000	$981.30	$6.39	1.28%
R6 Class	$1,000	$985.80	$2.15	0.43%
Hypothetical
Investor Class	$1,000	$1,021.27	$3.97	0.78%
I Class	$1,000	$1,022.28	$2.96	0.58%
A Class	$1,000	$1,020.01	$5.24	1.03%
C Class	$1,000	$1,016.23	$9.05	1.78%
R Class	$1,000	$1,018.75	$6.51	1.28%
R6 Class	$1,000	$1,023.04	$2.19	0.43%
One Choice 2035 Portfolio
Actual
Investor Class	$1,000	$980.90	$4.04	0.81%
I Class	$1,000	$982.40	$3.05	0.61%
A Class	$1,000	$979.50	$5.29	1.06%
C Class	$1,000	$976.40	$9.02	1.81%
R Class	$1,000	$978.70	$6.53	1.31%
R6 Class	$1,000	$982.90	$2.30	0.46%
Hypothetical
Investor Class	$1,000	$1,021.12	$4.13	0.81%
I Class	$1,000	$1,022.13	$3.11	0.61%
A Class	$1,000	$1,019.86	$5.40	1.06%
C Class	$1,000	$1,016.08	$9.20	1.81%
R Class	$1,000	$1,018.60	$6.67	1.31%
R6 Class	$1,000	$1,022.89	$2.35	0.46%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
6

	Beginning Account Value 8/1/21	Ending Account Value 1/31/22	Expenses Paid During Period(1) 8/1/21 - 1/31/22	Annualized Expense Ratio(1)
One Choice 2040 Portfolio
Actual
Investor Class	$1,000	$978.30	$4.14	0.83%
I Class	$1,000	$979.60	$3.14	0.63%
A Class	$1,000	$977.10	$5.38	1.08%
C Class	$1,000	$973.40	$9.10	1.83%
R Class	$1,000	$975.90	$6.62	1.33%
R6 Class	$1,000	$980.10	$2.40	0.48%
Hypothetical
Investor Class	$1,000	$1,021.02	$4.23	0.83%
I Class	$1,000	$1,022.03	$3.21	0.63%
A Class	$1,000	$1,019.76	$5.50	1.08%
C Class	$1,000	$1,015.98	$9.30	1.83%
R Class	$1,000	$1,018.50	$6.77	1.33%
R6 Class	$1,000	$1,022.79	$2.45	0.48%
One Choice 2045 Portfolio
Actual
Investor Class	$1,000	$976.20	$4.28	0.86%
I Class	$1,000	$977.20	$3.29	0.66%
A Class	$1,000	$974.70	$5.52	1.11%
C Class	$1,000	$971.20	$9.24	1.86%
R Class	$1,000	$973.80	$6.77	1.36%
R6 Class	$1,000	$977.60	$2.54	0.51%
Hypothetical
Investor Class	$1,000	$1,020.87	$4.38	0.86%
I Class	$1,000	$1,021.88	$3.36	0.66%
A Class	$1,000	$1,019.61	$5.65	1.11%
C Class	$1,000	$1,015.83	$9.45	1.86%
R Class	$1,000	$1,018.35	$6.92	1.36%
R6 Class	$1,000	$1,022.64	$2.60	0.51%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
7

	Beginning Account Value 8/1/21	Ending Account Value 1/31/22	Expenses Paid During Period(1) 8/1/21 - 1/31/22	Annualized Expense Ratio(1)
One Choice 2050 Portfolio
Actual
Investor Class	$1,000	$975.90	$4.38	0.88%
I Class	$1,000	$976.10	$3.39	0.68%
A Class	$1,000	$974.60	$5.62	1.13%
C Class	$1,000	$970.10	$9.34	1.88%
R Class	$1,000	$972.70	$6.86	1.38%
R6 Class	$1,000	$977.30	$2.64	0.53%
Hypothetical
Investor Class	$1,000	$1,020.77	$4.48	0.88%
I Class	$1,000	$1,021.78	$3.47	0.68%
A Class	$1,000	$1,019.51	$5.75	1.13%
C Class	$1,000	$1,015.73	$9.55	1.88%
R Class	$1,000	$1,018.25	$7.02	1.38%
R6 Class	$1,000	$1,022.53	$2.70	0.53%
One Choice 2055 Portfolio
Actual
Investor Class	$1,000	$974.30	$4.38	0.88%
I Class	$1,000	$975.20	$3.39	0.68%
A Class	$1,000	$973.40	$5.62	1.13%
C Class	$1,000	$969.50	$9.33	1.88%
R Class	$1,000	$972.00	$6.86	1.38%
R6 Class	$1,000	$976.70	$2.64	0.53%
Hypothetical
Investor Class	$1,000	$1,020.77	$4.48	0.88%
I Class	$1,000	$1,021.78	$3.47	0.68%
A Class	$1,000	$1,019.51	$5.75	1.13%
C Class	$1,000	$1,015.73	$9.55	1.88%
R Class	$1,000	$1,018.25	$7.02	1.38%
R6 Class	$1,000	$1,022.53	$2.70	0.53%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
8

	Beginning Account Value 8/1/21	Ending Account Value 1/31/22	Expenses Paid During Period(1) 8/1/21 - 1/31/22	Annualized Expense Ratio(1)
One Choice 2060 Portfolio
Actual
Investor Class	$1,000	$974.50	$4.38	0.88%
I Class	$1,000	$975.90	$3.39	0.68%
A Class	$1,000	$973.20	$5.62	1.13%
C Class	$1,000	$970.20	$9.34	1.88%
R Class	$1,000	$971.90	$6.86	1.38%
R6 Class	$1,000	$976.30	$2.64	0.53%
Hypothetical
Investor Class	$1,000	$1,020.77	$4.48	0.88%
I Class	$1,000	$1,021.78	$3.47	0.68%
A Class	$1,000	$1,019.51	$5.75	1.13%
C Class	$1,000	$1,015.73	$9.55	1.88%
R Class	$1,000	$1,018.25	$7.02	1.38%
R6 Class	$1,000	$1,022.53	$2.70	0.53%
One Choice 2065 Portfolio
Actual
Investor Class	$1,000	$973.90	$4.38	0.88%
I Class	$1,000	$975.10	$3.39	0.68%
A Class	$1,000	$973.70	$5.62	1.13%
C Class	$1,000	$969.30	$9.33	1.88%
R Class	$1,000	$972.00	$6.86	1.38%
R6 Class	$1,000	$976.60	$2.64	0.53%
Hypothetical
Investor Class	$1,000	$1,020.77	$4.48	0.88%
I Class	$1,000	$1,021.78	$3.47	0.68%
A Class	$1,000	$1,019.51	$5.75	1.13%
C Class	$1,000	$1,015.73	$9.55	1.88%
R Class	$1,000	$1,018.25	$7.02	1.38%
R6 Class	$1,000	$1,022.53	$2.70	0.53%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
9

Schedules of Investments

JANUARY 31, 2022 (UNAUDITED)

One Choice In Retirement Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 44.1%
Inflation-Adjusted Bond Fund G Class	5,771,105	$72,658,218
NT Diversified Bond Fund G Class	43,476,670	475,200,004
NT High Income Fund G Class	8,804,925	84,527,281
Short Duration Fund G Class	23,345,457	239,991,293
Short Duration Inflation Protection Bond Fund G Class	15,955,695	174,076,637
		1,046,453,433
Domestic Equity Funds — 34.2%
NT Disciplined Growth Fund G Class	4,331,052	64,229,499
NT Equity Growth Fund G Class	8,038,500	87,378,490
NT Focused Large Cap Value Fund G Class	18,246,839	216,954,918
NT Growth Fund G Class	4,347,142	95,941,422
NT Heritage Fund G Class	3,143,809	42,189,918
NT Mid Cap Value Fund G Class	7,030,401	96,878,929
Small Cap Growth Fund G Class	1,017,726	21,270,464
Small Cap Value Fund G Class	2,164,403	22,899,388
Sustainable Equity Fund G Class	3,577,527	163,063,691
		810,806,719
International Fixed Income Funds — 11.5%
Emerging Markets Debt Fund G Class	2,685,118	26,985,435
Global Bond Fund G Class	19,001,095	192,291,084
International Bond Fund G Class	4,071,418	53,091,285
		272,367,804
International Equity Funds — 10.2%
NT Global Real Estate Fund G Class	1,951,577	23,692,148
NT International Growth Fund G Class	7,467,223	95,580,450
NT International Small-Mid Cap Fund G Class	955,240	11,004,367
NT International Value Fund G Class	11,832,698	111,700,670
		241,977,635
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,001,709,022)		2,371,605,591
OTHER ASSETS AND LIABILITIES†		(1,859)
TOTAL NET ASSETS — 100.0%		$2,371,603,732

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
10

JANUARY 31, 2022 (UNAUDITED)

One Choice 2025 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.9%
Inflation-Adjusted Bond Fund G Class	6,945,268	$87,440,919
NT Diversified Bond Fund G Class	42,242,750	461,713,252
NT High Income Fund G Class	9,339,750	89,661,598
Short Duration Fund G Class	17,715,676	182,117,151
Short Duration Inflation Protection Bond Fund G Class	11,791,746	128,647,952
		949,580,872
Domestic Equity Funds — 35.9%
NT Disciplined Growth Fund G Class	4,532,400	67,215,487
NT Equity Growth Fund G Class	8,002,927	86,991,811
NT Focused Large Cap Value Fund G Class	18,177,404	216,129,337
NT Growth Fund G Class	4,618,830	101,937,574
NT Heritage Fund G Class	3,482,645	46,737,093
NT Mid Cap Value Fund G Class	7,722,848	106,420,841
Small Cap Growth Fund G Class	1,051,411	21,974,496
Small Cap Value Fund G Class	2,251,145	23,817,109
Sustainable Equity Fund G Class	3,577,420	163,058,820
		834,282,568
International Fixed Income Funds — 11.8%
Emerging Markets Debt Fund G Class	3,520,783	35,383,865
Global Bond Fund G Class	18,686,143	189,103,769
International Bond Fund G Class	3,759,374	49,022,240
		273,509,874
International Equity Funds — 11.4%
Non-U.S. Intrinsic Value Fund G Class	874,552	8,902,941
NT Emerging Markets Fund G Class	760,999	9,877,769
NT Global Real Estate Fund G Class	2,111,812	25,637,401
NT International Growth Fund G Class	7,647,299	97,885,422
NT International Small-Mid Cap Fund G Class	1,360,427	15,672,118
NT International Value Fund G Class	11,445,354	108,044,137
		266,019,788
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,950,569,426)		2,323,393,102
OTHER ASSETS AND LIABILITIES†		(17,401)
TOTAL NET ASSETS — 100.0%		$2,323,375,701

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
11

JANUARY 31, 2022 (UNAUDITED)

One Choice 2030 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 38.8%
Focused Dynamic Growth Fund G Class	135,324	$7,001,663
NT Disciplined Growth Fund G Class	3,987,966	59,141,538
NT Equity Growth Fund G Class	7,349,645	79,890,641
NT Focused Large Cap Value Fund G Class	16,509,484	196,297,769
NT Growth Fund G Class	4,582,354	101,132,547
NT Heritage Fund G Class	4,059,455	54,477,891
NT Mid Cap Value Fund G Class	7,904,406	108,922,709
Small Cap Growth Fund G Class	1,001,614	20,933,730
Small Cap Value Fund G Class	2,190,760	23,178,244
Sustainable Equity Fund G Class	3,263,784	148,763,266
		799,739,998
Domestic Fixed Income Funds — 35.4%
Inflation-Adjusted Bond Fund G Class	7,222,303	90,928,795
NT Diversified Bond Fund G Class	35,893,508	392,316,047
NT High Income Fund G Class	9,052,736	86,906,263
Short Duration Fund G Class	9,350,928	96,127,537
Short Duration Inflation Protection Bond Fund G Class	5,803,104	63,311,863
		729,590,505
International Equity Funds — 13.8%
Non-U.S. Intrinsic Value Fund G Class	2,141,322	21,798,654
NT Emerging Markets Fund G Class	2,095,904	27,204,836
NT Global Real Estate Fund G Class	2,330,933	28,297,524
NT International Growth Fund G Class	7,392,170	94,619,772
NT International Small-Mid Cap Fund G Class	1,856,494	21,386,812
NT International Value Fund G Class	9,627,488	90,883,490
		284,191,088
International Fixed Income Funds — 12.0%
Emerging Markets Debt Fund G Class	4,137,863	41,585,524
Global Bond Fund G Class	16,442,740	166,400,532
International Bond Fund G Class	2,977,807	38,830,600
		246,816,656
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,761,436,303)		2,060,338,247
OTHER ASSETS AND LIABILITIES†		(1,634)
TOTAL NET ASSETS — 100.0%		$2,060,336,613

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
12

JANUARY 31, 2022 (UNAUDITED)

One Choice 2035 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 41.8%
Focused Dynamic Growth Fund G Class	461,252	$23,865,160
NT Disciplined Growth Fund G Class	3,904,691	57,906,570
NT Equity Growth Fund G Class	8,640,367	93,920,788
NT Focused Large Cap Value Fund G Class	19,555,994	232,520,774
NT Growth Fund G Class	5,765,236	127,238,761
NT Heritage Fund G Class	6,104,602	81,923,762
NT Mid Cap Value Fund G Class	10,133,506	139,639,716
Small Cap Growth Fund G Class	1,252,012	26,167,045
Small Cap Value Fund G Class	2,686,610	28,424,330
Sustainable Equity Fund G Class	3,837,514	174,913,884
		986,520,790
Domestic Fixed Income Funds — 30.6%
Inflation-Adjusted Bond Fund G Class	7,879,513	99,203,066
NT Diversified Bond Fund G Class	39,258,663	429,097,184
NT High Income Fund G Class	10,675,393	102,483,768
Short Duration Fund G Class	5,364,403	55,146,065
Short Duration Inflation Protection Bond Fund G Class	3,219,397	35,123,620
		721,053,703
International Equity Funds — 16.4%
Non-U.S. Intrinsic Value Fund G Class	4,166,648	42,416,478
NT Emerging Markets Fund G Class	4,645,489	60,298,445
NT Global Real Estate Fund G Class	3,070,115	37,271,191
NT International Growth Fund G Class	9,045,157	115,778,007
NT International Small-Mid Cap Fund G Class	2,968,102	34,192,531
NT International Value Fund G Class	10,151,025	95,825,673
		385,782,325
International Fixed Income Funds — 11.2%
Emerging Markets Debt Fund G Class	5,519,824	55,474,233
Global Bond Fund G Class	17,903,358	181,181,981
International Bond Fund G Class	2,125,618	27,718,053
		264,374,267
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,963,870,794)		2,357,731,085
OTHER ASSETS AND LIABILITIES†		(1,839)
TOTAL NET ASSETS — 100.0%		$2,357,729,246

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
13

JANUARY 31, 2022 (UNAUDITED)

One Choice 2040 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 45.2%
Focused Dynamic Growth Fund G Class	575,232	$29,762,514
NT Disciplined Growth Fund G Class	2,160,739	32,043,761
NT Equity Growth Fund G Class	6,403,303	69,603,900
NT Focused Large Cap Value Fund G Class	14,622,974	173,867,160
NT Growth Fund G Class	4,443,898	98,076,831
NT Heritage Fund G Class	5,718,347	76,740,211
NT Mid Cap Value Fund G Class	7,996,958	110,198,083
Small Cap Growth Fund G Class	956,755	19,996,180
Small Cap Value Fund G Class	2,093,495	22,149,182
Sustainable Equity Fund G Class	2,865,139	130,593,051
		763,030,873
Domestic Fixed Income Funds — 25.6%
Inflation-Adjusted Bond Fund G Class	4,729,250	59,541,259
NT Diversified Bond Fund G Class	26,207,190	286,444,589
NT High Income Fund G Class	7,470,918	71,720,811
Short Duration Fund G Class	922,257	9,480,798
Short Duration Inflation Protection Bond Fund G Class	554,285	6,047,251
		433,234,708
International Equity Funds — 19.5%
Non-U.S. Intrinsic Value Fund G Class	4,336,361	44,144,155
NT Emerging Markets Fund G Class	5,399,045	70,079,602
NT Global Real Estate Fund G Class	2,696,045	32,729,983
NT International Growth Fund G Class	6,874,898	87,998,688
NT International Small-Mid Cap Fund G Class	2,713,446	31,258,903
NT International Value Fund G Class	6,613,545	62,431,864
		328,643,195
International Fixed Income Funds — 9.7%
Emerging Markets Debt Fund G Class	4,191,924	42,128,839
Global Bond Fund G Class	11,542,809	116,813,226
International Bond Fund G Class	364,331	4,750,882
		163,692,947
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,424,786,620)		1,688,601,723
OTHER ASSETS AND LIABILITIES†		(4,421)
TOTAL NET ASSETS — 100.0%		$1,688,597,302

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
14

JANUARY 31, 2022 (UNAUDITED)

One Choice 2045 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 48.9%
Focused Dynamic Growth Fund G Class	928,490	$48,040,069
NT Disciplined Growth Fund G Class	1,528,058	22,661,104
NT Equity Growth Fund G Class	7,180,108	78,047,777
NT Focused Large Cap Value Fund G Class	16,465,438	195,774,063
NT Growth Fund G Class	5,012,552	110,627,019
NT Heritage Fund G Class	6,985,186	93,741,190
NT Mid Cap Value Fund G Class	9,075,314	125,057,826
Small Cap Growth Fund G Class	1,104,708	23,088,395
Small Cap Value Fund G Class	2,379,811	25,178,405
Sustainable Equity Fund G Class	3,182,137	145,041,812
		867,257,660
International Equity Funds — 21.9%
Non-U.S. Intrinsic Value Fund G Class	5,337,119	54,331,874
NT Emerging Markets Fund G Class	7,151,567	92,827,341
NT Global Real Estate Fund G Class	3,088,507	37,494,477
NT International Growth Fund G Class	7,838,097	100,327,636
NT International Small-Mid Cap Fund G Class	3,298,042	37,993,443
NT International Value Fund G Class	6,881,828	64,964,456
		387,939,227
Domestic Fixed Income Funds — 21.1%
Inflation-Adjusted Bond Fund G Class	4,138,851	52,108,135
NT Diversified Bond Fund G Class	23,476,873	256,602,221
NT High Income Fund G Class	6,801,779	65,297,078
		374,007,434
International Fixed Income Funds — 8.1%
Emerging Markets Debt Fund G Class	3,935,166	39,548,415
Global Bond Fund G Class	10,301,232	104,248,473
		143,796,888
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,450,448,735)		1,773,001,209
OTHER ASSETS AND LIABILITIES†		(909)
TOTAL NET ASSETS — 100.0%		$1,773,000,300

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
15

JANUARY 31, 2022 (UNAUDITED)

One Choice 2050 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 53.2%
Focused Dynamic Growth Fund G Class	915,865	$47,386,834
NT Disciplined Growth Fund G Class	432,739	6,417,519
NT Equity Growth Fund G Class	5,494,907	59,729,642
NT Focused Large Cap Value Fund G Class	12,723,077	151,277,386
NT Growth Fund G Class	3,807,651	84,034,867
NT Heritage Fund G Class	5,324,211	71,450,911
NT Mid Cap Value Fund G Class	7,080,332	97,566,979
Small Cap Growth Fund G Class	842,129	17,600,490
Small Cap Value Fund G Class	1,842,448	19,493,095
Sustainable Equity Fund G Class	2,481,449	113,104,446
		668,062,169
International Equity Funds — 23.9%
Non-U.S. Intrinsic Value Fund G Class	4,607,690	46,906,289
NT Emerging Markets Fund G Class	5,466,164	70,950,813
NT Global Real Estate Fund G Class	2,476,173	30,060,745
NT International Growth Fund G Class	5,982,480	76,575,750
NT International Small-Mid Cap Fund G Class	2,508,702	28,900,251
NT International Value Fund G Class	4,947,586	46,705,212
		300,099,060
Domestic Fixed Income Funds — 16.6%
Inflation-Adjusted Bond Fund G Class	2,253,604	28,372,881
NT Diversified Bond Fund G Class	13,169,302	143,940,470
NT High Income Fund G Class	3,740,499	35,908,792
		208,222,143
International Fixed Income Funds — 6.3%
Emerging Markets Debt Fund G Class	2,160,943	21,717,474
Global Bond Fund G Class	5,674,421	57,425,138
		79,142,612
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,053,343,429)		1,255,525,984
OTHER ASSETS AND LIABILITIES†		(728)
TOTAL NET ASSETS — 100.0%		$1,255,525,256

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
16

JANUARY 31, 2022 (UNAUDITED)

One Choice 2055 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 56.1%
Focused Dynamic Growth Fund G Class	753,456	$38,983,808
NT Equity Growth Fund G Class	3,890,046	42,284,799
NT Focused Large Cap Value Fund G Class	8,910,950	105,951,199
NT Growth Fund G Class	2,723,023	60,097,115
NT Heritage Fund G Class	3,818,115	51,239,103
NT Mid Cap Value Fund G Class	4,945,080	68,143,205
Small Cap Growth Fund G Class	592,918	12,391,993
Small Cap Value Fund G Class	1,296,960	13,721,840
Sustainable Equity Fund G Class	1,734,705	79,067,839
		471,880,901
International Equity Funds — 25.0%
Non-U.S. Intrinsic Value Fund G Class	3,367,718	34,283,367
NT Emerging Markets Fund G Class	3,877,356	50,328,078
NT Global Real Estate Fund G Class	1,696,989	20,601,441
NT International Growth Fund G Class	4,226,549	54,099,827
NT International Small-Mid Cap Fund G Class	1,772,367	20,417,668
NT International Value Fund G Class	3,296,940	31,123,117
		210,853,498
Domestic Fixed Income Funds — 13.7%
Inflation-Adjusted Bond Fund G Class	1,253,216	15,777,992
NT Diversified Bond Fund G Class	7,273,326	79,497,450
NT High Income Fund G Class	2,069,830	19,870,369
		115,145,811
International Fixed Income Funds — 5.2%
Emerging Markets Debt Fund G Class	1,196,363	12,023,448
Global Bond Fund G Class	3,165,273	32,032,561
		44,056,009
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $721,711,026)		841,936,219
OTHER ASSETS AND LIABILITIES†		42
TOTAL NET ASSETS — 100.0%		$841,936,261

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
17

JANUARY 31, 2022 (UNAUDITED)

One Choice 2060 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 58.1%
Focused Dynamic Growth Fund G Class	318,946	$16,502,244
NT Equity Growth Fund G Class	1,561,104	16,969,196
NT Focused Large Cap Value Fund G Class	3,566,914	42,410,602
NT Growth Fund G Class	1,134,449	25,037,297
NT Heritage Fund G Class	1,596,477	21,424,726
NT Mid Cap Value Fund G Class	1,971,139	27,162,289
Small Cap Growth Fund G Class	235,296	4,917,696
Small Cap Value Fund G Class	513,174	5,429,376
Sustainable Equity Fund G Class	695,670	31,708,623
		191,562,049
International Equity Funds — 25.6%
Non-U.S. Intrinsic Value Fund G Class	1,360,808	13,853,027
NT Emerging Markets Fund G Class	1,567,350	20,344,206
NT Global Real Estate Fund G Class	680,328	8,259,184
NT International Growth Fund G Class	1,707,815	21,860,031
NT International Small-Mid Cap Fund G Class	707,401	8,149,263
NT International Value Fund G Class	1,273,505	12,021,891
		84,487,602
Domestic Fixed Income Funds — 11.8%
Inflation-Adjusted Bond Fund G Class	423,979	5,337,896
NT Diversified Bond Fund G Class	2,449,928	26,777,709
NT High Income Fund G Class	694,596	6,668,126
		38,783,731
International Fixed Income Funds — 4.5%
Emerging Markets Debt Fund G Class	398,501	4,004,932
Global Bond Fund G Class	1,069,622	10,824,575
		14,829,507
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $296,051,737)		329,662,889
OTHER ASSETS AND LIABILITIES†		(361)
TOTAL NET ASSETS — 100.0%		$329,662,528

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
18

JANUARY 31, 2022 (UNAUDITED)

One Choice 2065 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 59.4%
Focused Dynamic Growth Fund G Class	20,351	$1,052,953
NT Equity Growth Fund G Class	96,527	1,049,249
NT Focused Large Cap Value Fund G Class	211,749	2,517,701
NT Growth Fund G Class	70,913	1,565,040
NT Heritage Fund G Class	100,522	1,349,000
NT Mid Cap Value Fund G Class	115,545	1,592,212
Small Cap Growth Fund G Class	15,965	333,674
Small Cap Value Fund G Class	30,775	325,602
Sustainable Equity Fund G Class	42,774	1,949,647
		11,735,078
International Equity Funds — 25.9%
Non-U.S. Intrinsic Value Fund G Class	77,813	792,141
NT Emerging Markets Fund G Class	94,526	1,226,947
NT Global Real Estate Fund G Class	41,170	499,800
NT International Growth Fund G Class	108,945	1,394,493
NT International Small-Mid Cap Fund G Class	45,708	526,557
NT International Value Fund G Class	72,472	684,132
		5,124,070
Domestic Fixed Income Funds — 10.7%
Inflation-Adjusted Bond Fund G Class	23,335	293,783
NT Diversified Bond Fund G Class	132,773	1,451,206
NT High Income Fund G Class	37,828	363,152
		2,108,141
International Fixed Income Funds — 4.0%
Emerging Markets Debt Fund G Class	21,848	219,569
Global Bond Fund G Class	57,342	580,305
		799,874
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $21,129,492)		19,767,163
OTHER ASSETS AND LIABILITIES†		(6)
TOTAL NET ASSETS — 100.0%		$19,767,157

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
19

Statements of Assets and Liabilities

JANUARY 31, 2022 (UNAUDITED)
	One Choice In Retirement Portfolio	One Choice 2025 Portfolio
Assets
Investment securities in affiliates, at value (cost of $2,001,709,022 and $1,950,569,426, respectively)	$2,371,605,591	$2,323,393,102
Receivable for investments sold	6,618,433	4,433,538
Receivable for capital shares sold	1,222,193	1,228,880
Distributions receivable from affiliates	1,690,780	1,625,947
	2,381,136,997	2,330,681,467

Liabilities
Payable for investments purchased	1,692,579	1,627,756
Payable for capital shares redeemed	6,398,768	4,264,857
Accrued management fees	1,278,962	1,258,187
Distribution and service fees payable	162,956	154,966
	9,533,265	7,305,766

Net Assets	$2,371,603,732	$2,323,375,701

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,980,641,997	$1,930,319,777
Distributable earnings	390,961,735	393,055,924
	$2,371,603,732	$2,323,375,701

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice In Retirement Portfolio
Investor Class, $0.01 Par Value	$938,484,573	71,085,133	$13.20
I Class, $0.01 Par Value	$355,635,349	26,934,836	$13.20
A Class, $0.01 Par Value	$229,382,079	17,373,505	$13.20*
C Class, $0.01 Par Value	$3,820,316	292,596	$13.06
R Class, $0.01 Par Value	$253,430,587	19,252,007	$13.16
R6 Class, $0.01 Par Value	$590,850,828	57,063,789	$10.35
One Choice 2025 Portfolio
Investor Class, $0.01 Par Value	$817,558,209	55,372,491	$14.76
I Class, $0.01 Par Value	$377,947,737	25,600,318	$14.76
A Class, $0.01 Par Value	$205,768,095	13,935,691	$14.77*
C Class, $0.01 Par Value	$2,930,930	198,169	$14.79
R Class, $0.01 Par Value	$251,097,794	17,011,092	$14.76
R6 Class, $0.01 Par Value	$668,072,936	62,521,404	$10.69
*Maximum offering price $14.01 and $15.67 (net asset value divided by 0.9425) for One Choice In Retirement Portfolio and One Choice 2025 Portfolio, respectively.

See Notes to Financial Statements.
20

JANUARY 31, 2022 (UNAUDITED)
	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,761,436,303 and $1,963,870,794, respectively)	$2,060,338,247	$2,357,731,085
Receivable for investments sold	5,236,938	4,455,530
Receivable for capital shares sold	1,340,925	1,662,314
Distributions receivable from affiliates	1,390,128	1,516,601
	2,068,306,238	2,365,365,530

Liabilities
Payable for investments purchased	1,391,762	1,518,440
Payable for capital shares redeemed	5,290,364	4,572,738
Accrued management fees	1,111,721	1,363,596
Distribution and service fees payable	175,778	181,510
	7,969,625	7,636,284

Net Assets	$2,060,336,613	$2,357,729,246

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,729,250,051	$1,921,470,585
Distributable earnings	331,086,562	436,258,661
	$2,060,336,613	$2,357,729,246

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2030 Portfolio
Investor Class, $0.01 Par Value	$482,926,153	36,749,843	$13.14
I Class, $0.01 Par Value	$384,301,683	29,265,865	$13.13
A Class, $0.01 Par Value	$188,189,422	14,344,178	$13.12*
C Class, $0.01 Par Value	$3,119,536	237,184	$13.15
R Class, $0.01 Par Value	$304,727,375	23,214,165	$13.13
R6 Class, $0.01 Par Value	$697,072,444	59,146,793	$11.79
One Choice 2035 Portfolio
Investor Class, $0.01 Par Value	$712,198,543	42,618,012	$16.71
I Class, $0.01 Par Value	$408,887,357	24,442,437	$16.73
A Class, $0.01 Par Value	$212,389,974	12,707,697	$16.71*
C Class, $0.01 Par Value	$1,698,099	101,710	$16.70
R Class, $0.01 Par Value	$310,500,176	18,575,064	$16.72
R6 Class, $0.01 Par Value	$712,055,097	63,870,906	$11.15
*Maximum offering price $13.92 and $17.73 (net asset value divided by 0.9425) for One Choice 2030 Portfolio and One Choice 2035 Portfolio, respectively.

See Notes to Financial Statements.
21

JANUARY 31, 2022 (UNAUDITED)
	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,424,786,620 and $1,450,448,735, respectively)	$1,688,601,723	$1,773,001,209
Receivable for investments sold	4,916,124	3,497,695
Receivable for capital shares sold	1,207,369	1,946,705
Distributions receivable from affiliates	1,006,644	901,608
	1,695,731,860	1,779,347,217

Liabilities
Payable for investments purchased	1,007,892	902,729
Payable for capital shares redeemed	4,983,921	4,190,503
Accrued management fees	987,046	1,102,657
Distribution and service fees payable	155,699	151,028
	7,134,558	6,346,917

Net Assets	$1,688,597,302	$1,773,000,300

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,386,443,199	$1,407,701,958
Distributable earnings	302,154,103	365,298,342
	$1,688,597,302	$1,773,000,300

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2040 Portfolio
Investor Class, $0.01 Par Value	$374,820,075	26,642,575	$14.07
I Class, $0.01 Par Value	$319,972,941	22,744,454	$14.07
A Class, $0.01 Par Value	$147,921,231	10,517,025	$14.06*
C Class, $0.01 Par Value	$1,345,375	95,818	$14.04
R Class, $0.01 Par Value	$284,309,156	20,220,761	$14.06
R6 Class, $0.01 Par Value	$560,228,524	45,547,411	$12.30
One Choice 2045 Portfolio
Investor Class, $0.01 Par Value	$500,661,739	27,798,158	$18.01
I Class, $0.01 Par Value	$308,059,088	17,088,481	$18.03
A Class, $0.01 Par Value	$146,619,008	8,144,943	$18.00*
C Class, $0.01 Par Value	$1,823,436	101,610	$17.95
R Class, $0.01 Par Value	$271,876,774	15,090,237	$18.02
R6 Class, $0.01 Par Value	$543,960,255	47,753,437	$11.39
*Maximum offering price $14.92 and $19.10 (net asset value divided by 0.9425) for One Choice 2040 Portfolio and One Choice 2045 Portfolio, respectively.

See Notes to Financial Statements.
22

JANUARY 31, 2022 (UNAUDITED)
	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,053,343,429 and $721,711,026, respectively)	$1,255,525,984	$841,936,219
Receivable for investments sold	4,934,609	2,839,629
Receivable for capital shares sold	1,591,351	1,190,575
Distributions receivable from affiliates	498,602	275,540
	1,262,550,546	846,241,963

Liabilities
Payable for investments purchased	499,222	275,883
Payable for capital shares redeemed	5,625,641	3,433,541
Accrued management fees	784,510	518,136
Distribution and service fees payable	115,917	78,142
	7,025,290	4,305,702

Net Assets	$1,255,525,256	$841,936,261

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,018,621,635	$699,986,782
Distributable earnings	236,903,621	141,949,479
	$1,255,525,256	$841,936,261

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2050 Portfolio
Investor Class, $0.01 Par Value	$260,813,752	17,311,399	$15.07
I Class, $0.01 Par Value	$244,644,719	16,219,115	$15.08
A Class, $0.01 Par Value	$101,458,660	6,734,386	$15.07*
C Class, $0.01 Par Value	$1,393,560	92,691	$15.03
R Class, $0.01 Par Value	$213,276,602	14,148,467	$15.07
R6 Class, $0.01 Par Value	$433,937,963	32,867,578	$13.20
One Choice 2055 Portfolio
Investor Class, $0.01 Par Value	$141,114,419	8,384,045	$16.83
I Class, $0.01 Par Value	$185,270,080	11,011,823	$16.82
A Class, $0.01 Par Value	$68,148,218	4,053,834	$16.81*
C Class, $0.01 Par Value	$946,464	56,674	$16.70
R Class, $0.01 Par Value	$144,456,993	8,581,332	$16.83
R6 Class, $0.01 Par Value	$302,000,087	21,747,915	$13.89
*Maximum offering price $15.99 and $17.84 (net asset value divided by 0.9425) for One Choice 2050 Portfolio and One Choice 2055 Portfolio, respectively.

See Notes to Financial Statements.
23

JANUARY 31, 2022 (UNAUDITED)
	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Assets
Investment securities in affiliates, at value (cost of $296,051,737 and $21,129,492, respectively)	$329,662,889	$19,767,163
Receivable for investments sold	1,087,166	—
Receivable for capital shares sold	593,010	146,147
Distributions receivable from affiliates	92,755	4,854
	331,435,820	19,918,164

Liabilities
Payable for investments purchased	92,870	103,310
Payable for capital shares redeemed	1,438,946	34,853
Accrued management fees	205,021	11,073
Distribution and service fees payable	36,455	1,771
	1,773,292	151,007

Net Assets	$329,662,528	$19,767,157

Net Assets Consist of:
Capital (par value and paid-in surplus)	$286,975,940	$20,602,176
Distributable earnings	42,686,588	(835,019)
	$329,662,528	$19,767,157

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2060 Portfolio
Investor Class, $0.01 Par Value	$59,689,126	3,871,207	$15.42
I Class, $0.01 Par Value	$54,282,337	3,518,938	$15.43
A Class, $0.01 Par Value	$24,733,959	1,604,921	$15.41*
C Class, $0.01 Par Value	$275,431	18,007	$15.30
R Class, $0.01 Par Value	$72,328,616	4,695,412	$15.40
R6 Class, $0.01 Par Value	$118,353,059	7,651,827	$15.47
One Choice 2065 Portfolio
Investor Class, $0.01 Par Value	$3,318,167	275,485	$12.04
I Class, $0.01 Par Value	$2,485,973	206,392	$12.04
A Class, $0.01 Par Value	$636,325	52,868	$12.04*
C Class, $0.01 Par Value	$33,047	2,746	$12.03
R Class, $0.01 Par Value	$4,046,885	336,088	$12.04
R6 Class, $0.01 Par Value	$9,246,760	767,030	$12.06
*Maximum offering price $16.35 and $12.77 (net asset value divided by 0.9425) for One Choice 2060 Portfolio and One Choice 2065 Portfolio, respectively.

See Notes to Financial Statements.
24

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED)
	One Choice In Retirement Portfolio	One Choice 2025 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$93,199,481	$93,226,759

Expenses:
Management fees	8,596,601	8,375,316
Distribution and service fees:
A Class	312,454	279,207
C Class	21,690	15,570
R Class	665,046	645,423
Directors' fees and expenses	31,280	30,263
	9,627,071	9,345,779
Fees waived	(619,036)	(547,508)
	9,008,035	8,798,271

Net investment income (loss)	84,191,446	84,428,488

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	27,657,630	33,293,896
Capital gain distributions received from underlying funds	55,471,606	57,832,103
	83,129,236	91,125,999

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(198,413,439)	(207,350,232)

Net realized and unrealized gain (loss) on affiliates	(115,284,203)	(116,224,233)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(31,092,757)	$(31,795,745)

See Notes to Financial Statements.
25

FOR THE SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED)
	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$84,778,979	$99,574,137

Expenses:
Management fees	7,424,735	9,066,241
Distribution and service fees:
A Class	252,268	286,429
C Class	17,375	9,725
R Class	776,763	796,264
Directors' fees and expenses	26,478	30,351
	8,497,619	10,189,010
Fees waived	(587,452)	(646,201)
	7,910,167	9,542,809

Net investment income (loss)	76,868,812	90,031,328

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	22,671,583	28,467,731
Capital gain distributions received from underlying funds	56,021,657	70,163,080
	78,693,240	98,630,811

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(188,666,040)	(232,625,953)

Net realized and unrealized gain (loss) on affiliates	(109,972,800)	(133,995,142)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(33,103,988)	$(43,963,814)

See Notes to Financial Statements.
26

FOR THE SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED)
	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$73,177,251	$79,164,128

Expenses:
Management fees	6,556,892	7,241,039
Distribution and service fees:
A Class	201,979	199,073
C Class	7,173	9,792
R Class	718,658	695,162
Directors' fees and expenses	21,589	22,875
	7,506,291	8,167,941
Fees waived	(508,376)	(451,622)
	6,997,915	7,716,319

Net investment income (loss)	66,179,336	71,447,809

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	19,130,667	24,781,007
Capital gain distributions received from underlying funds	54,846,167	62,323,543
	73,976,834	87,104,550

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(176,075,357)	(201,061,127)

Net realized and unrealized gain (loss) on affiliates	(102,098,523)	(113,956,577)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(35,919,187)	$(42,508,768)

See Notes to Financial Statements.
27

FOR THE SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED)
	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$57,876,787	$39,360,959

Expenses:
Management fees	5,065,574	3,392,105
Distribution and service fees:
A Class	137,331	92,023
C Class	7,345	5,063
R Class	540,850	364,733
Directors' fees and expenses	15,979	10,703
	5,767,079	3,864,627
Fees waived	(296,840)	(234,726)
	5,470,239	3,629,901

Net investment income (loss)	52,406,548	35,731,058

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	12,987,190	6,870,538
Capital gain distributions received from underlying funds	47,159,247	32,770,765
	60,146,437	39,641,303

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(143,280,983)	(96,972,600)

Net realized and unrealized gain (loss) on affiliates	(83,134,546)	(57,331,297)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(30,727,998)	$(21,600,239)

See Notes to Financial Statements.
28

FOR THE SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED)
	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$15,446,579	$808,523

Expenses:
Management fees	1,326,864	55,755
Distribution and service fees:
A Class	31,772	549
C Class	1,454	168
R Class	173,365	6,992
Directors' fees and expenses	4,060	160
	1,537,515	63,624
Fees waived	(106,603)	(4,804)
	1,430,912	58,820

Net investment income (loss)	14,015,667	749,703

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	505,606	(149,871)
Capital gain distributions received from underlying funds	13,033,230	697,768
	13,538,836	547,897

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(36,080,287)	(1,915,794)

Net realized and unrealized gain (loss) on affiliates	(22,541,451)	(1,367,897)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,525,784)	$(618,194)

See Notes to Financial Statements.
29

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED) AND YEAR ENDED JULY 31, 2021
	One Choice In Retirement Portfolio		One Choice 2025 Portfolio
Increase (Decrease) in Net Assets	January 31, 2022	July 31, 2021	January 31, 2022	July 31, 2021
Operations
Net investment income (loss)	$84,191,446	$33,087,643	$84,428,488	$32,419,514
Net realized gain (loss)	83,129,236	89,728,213	91,125,999	100,628,307
Change in net unrealized appreciation (depreciation)	(198,413,439)	242,089,713	(207,350,232)	249,951,354
Net increase (decrease) in net assets resulting from operations	(31,092,757)	364,905,569	(31,795,745)	382,999,175

Distributions to Shareholders
From earnings:
Investor Class	(68,614,345)	(38,771,723)	(64,627,237)	(53,664,150)
I Class	(26,612,160)	(14,885,038)	(29,947,885)	(30,064,343)
A Class	(16,531,644)	(10,265,520)	(15,704,904)	(13,967,368)
C Class	(273,208)	(165,770)	(196,368)	(210,998)
R Class	(17,796,350)	(7,677,488)	(17,833,748)	(12,504,392)
R6 Class	(53,986,200)	(24,801,699)	(69,708,018)	(44,045,956)
Decrease in net assets from distributions	(183,813,907)	(96,567,238)	(198,018,160)	(154,457,207)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(92,731,659)	1,143,539,267	(13,329,113)	(15,799,319)

Net increase (decrease) in net assets	(307,638,323)	1,411,877,598	(243,143,018)	212,742,649

Net Assets
Beginning of period	2,679,242,055	1,267,364,457	2,566,518,719	2,353,776,070
End of period	$2,371,603,732	$2,679,242,055	$2,323,375,701	$2,566,518,719

See Notes to Financial Statements.
30

SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED) AND YEAR ENDED JULY 31, 2021
	One Choice 2030 Portfolio		One Choice 2035 Portfolio
Increase (Decrease) in Net Assets	January 31, 2022	July 31, 2021	January 31, 2022	July 31, 2021
Operations
Net investment income (loss)	$76,868,812	$27,502,761	$90,031,328	$29,059,728
Net realized gain (loss)	78,693,240	85,698,061	98,630,811	100,547,352
Change in net unrealized appreciation (depreciation)	(188,666,040)	246,760,031	(232,625,953)	312,378,089
Net increase (decrease) in net assets resulting from operations	(33,103,988)	359,960,853	(43,963,814)	441,985,169

Distributions to Shareholders
From earnings:
Investor Class	(37,930,385)	(28,614,533)	(51,528,243)	(44,695,960)
I Class	(31,137,808)	(30,364,331)	(30,293,457)	(32,079,531)
A Class	(14,421,418)	(12,648,380)	(14,980,120)	(13,923,495)
C Class	(213,331)	(181,933)	(110,066)	(169,220)
R Class	(22,222,763)	(13,932,544)	(20,697,150)	(14,837,844)
R6 Class	(62,185,446)	(33,943,666)	(76,638,766)	(44,489,273)
Decrease in net assets from distributions	(168,111,151)	(119,685,387)	(194,247,802)	(150,195,323)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	36,916,202	(14,870,312)	69,655,396	35,067,475

Net increase (decrease) in net assets	(164,298,937)	225,405,154	(168,556,220)	326,857,321

Net Assets
Beginning of period	2,224,635,550	1,999,230,396	2,526,285,466	2,199,428,145
End of period	$2,060,336,613	$2,224,635,550	$2,357,729,246	$2,526,285,466
See Notes to Financial Statements.
31

SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED) AND YEAR ENDED JULY 31, 2021
	One Choice 2040 Portfolio		One Choice 2045 Portfolio
Increase (Decrease) in Net Assets	January 31, 2022	July 31, 2021	January 31, 2022	July 31, 2021
Operations
Net investment income (loss)	$66,179,336	$19,470,660	$71,447,809	$18,289,531
Net realized gain (loss)	73,976,834	75,887,109	87,104,550	80,871,828
Change in net unrealized appreciation (depreciation)	(176,075,357)	246,748,963	(201,061,127)	287,995,648
Net increase (decrease) in net assets resulting from operations	(35,919,187)	342,106,732	(42,508,768)	387,157,007

Distributions to Shareholders
From earnings:
Investor Class	(30,078,810)	(24,719,745)	(37,296,766)	(32,097,949)
I Class	(26,312,273)	(24,461,099)	(23,437,359)	(22,634,970)
A Class	(11,766,531)	(10,661,760)	(10,768,562)	(9,532,282)
C Class	(92,512)	(84,182)	(116,970)	(124,761)
R Class	(20,929,612)	(13,272,103)	(18,547,014)	(12,623,293)
R6 Class	(52,115,518)	(31,076,812)	(63,298,641)	(38,662,897)
Decrease in net assets from distributions	(141,295,256)	(104,275,701)	(153,465,312)	(115,676,152)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	75,074,977	10,300,402	76,987,978	31,874,558

Net increase (decrease) in net assets	(102,139,466)	248,131,433	(118,986,102)	303,355,413

Net Assets
Beginning of period	1,790,736,768	1,542,605,335	1,891,986,402	1,588,630,989
End of period	$1,688,597,302	$1,790,736,768	$1,773,000,300	$1,891,986,402

See Notes to Financial Statements.
32

SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED) AND YEAR ENDED JULY 31, 2021
	One Choice 2050 Portfolio		One Choice 2055 Portfolio
Increase (Decrease) in Net Assets	January 31, 2022	July 31, 2021	January 31, 2022	July 31, 2021
Operations
Net investment income (loss)	$52,406,548	$11,364,854	$35,731,058	$7,337,735
Net realized gain (loss)	60,146,437	53,259,781	39,641,303	34,356,047
Change in net unrealized appreciation (depreciation)	(143,280,983)	219,358,536	(96,972,600)	155,594,306
Net increase (decrease) in net assets resulting from operations	(30,727,998)	283,983,171	(21,600,239)	197,288,088

Distributions to Shareholders
From earnings:
Investor Class	(19,584,524)	(16,942,079)	(10,516,664)	(7,956,112)
I Class	(18,807,255)	(17,435,738)	(14,045,981)	(11,190,864)
A Class	(7,479,172)	(6,709,198)	(4,965,329)	(3,550,774)
C Class	(91,643)	(89,047)	(59,803)	(48,270)
R Class	(14,631,405)	(9,944,243)	(9,808,503)	(5,159,597)
R6 Class	(37,644,257)	(24,429,921)	(27,609,685)	(13,898,049)
Decrease in net assets from distributions	(98,238,256)	(75,550,226)	(67,005,965)	(41,803,666)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	70,539,693	36,694,519	63,362,817	4,908,612

Net increase (decrease) in net assets	(58,426,561)	245,127,464	(25,243,387)	160,393,034

Net Assets
Beginning of period	1,313,951,817	1,068,824,353	867,179,648	706,786,614
End of period	$1,255,525,256	$1,313,951,817	$841,936,261	$867,179,648

See Notes to Financial Statements.
33

SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED) AND YEAR ENDED JULY 31, 2021 (EXCEPT AS NOTED)
	One Choice 2060 Portfolio		One Choice 2065 Portfolio
Increase (Decrease) in Net Assets	January 31, 2022	July 31, 2021	January 31, 2022	July 31, 2021(1)
Operations
Net investment income (loss)	$14,015,667	$2,232,690	$749,703	$11,948
Net realized gain (loss)	13,538,836	6,895,104	547,897	15,587
Change in net unrealized appreciation (depreciation)	(36,080,287)	56,042,626	(1,915,794)	553,465
Net increase (decrease) in net assets resulting from operations	(8,525,784)	65,170,420	(618,194)	581,000

Distributions to Shareholders
From earnings:
Investor Class	(3,814,759)	(1,549,668)	(125,721)	(5,516)
I Class	(3,552,447)	(2,119,397)	(103,965)	(280)
A Class	(1,504,548)	(598,812)	(22,097)	(198)
C Class	(14,810)	(6,083)	(1,069)	(171)
R Class	(4,091,654)	(1,270,041)	(129,272)	(1,208)
R6 Class	(7,968,447)	(2,671,743)	(407,453)	(875)
Decrease in net assets from distributions	(20,946,665)	(8,215,744)	(789,577)	(8,248)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	32,968,652	69,230,202	11,956,259	8,645,917

Net increase (decrease) in net assets	3,496,203	126,184,878	10,548,488	9,218,669

Net Assets
Beginning of period	326,166,325	199,981,447	9,218,669	—
End of period	$329,662,528	$326,166,325	$19,767,157	$9,218,669
(1)September 23, 2020 (fund inception) through July 31, 2021.

See Notes to Financial Statements.
34

Notes to Financial Statements

JANUARY 31, 2022 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice In Retirement Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, One Choice 2055 Portfolio, One Choice 2060 Portfolio and One Choice 2065 Portfolio (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities, fixed-income securities and short-term investments. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. The investment objective of One Choice In Retirement Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objective of each of the nine target date One Choice Portfolios is to seek the highest total return consistent with its asset mix. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target date, its target allocation will become fixed and will match that of One Choice In Retirement Portfolio.

The funds offer the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. All classes of One Choice 2065 Portfolio commenced sale on September 23, 2020, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported NAV.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

35

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice In Retirement Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the nine target date One Choice Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears. The difference in the fee among the classes of each fund is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each fund’s assets, which do not vary by class. Each year, the Board of Directors will approve a new management fee rate to be applied December 1st. The fee rate will be based on the most conservative neutral mix of the underlying funds as estimated by the portfolio managers for the upcoming year, and adjusted for each class to reflect such class’s separate arrangements for shareholder services. During the period ended January 31, 2022, the investment advisor agreed to waive a portion of each class of each fund’s management fee. The investment advisor expects these waivers to continue until November 30, 2022 and cannot terminate them prior to such date without the approval of the Board of Directors.

36

From August 1, 2021 until November 30, 2021, the annual management fee and the fee waiver for each class of each fund was as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.77%	0.59%	0.49%	0.03%	0.05%	0.10%
One Choice 2025 Portfolio	0.79%	0.60%	0.50%	0.03%	0.04%	0.09%
One Choice 2030 Portfolio	0.82%	0.63%	0.52%	0.04%	0.05%	0.09%
One Choice 2035 Portfolio	0.85%	0.66%	0.55%	0.04%	0.05%	0.09%
One Choice 2040 Portfolio	0.88%	0.68%	0.57%	0.05%	0.05%	0.09%
One Choice 2045 Portfolio	0.90%	0.70%	0.59%	0.04%	0.04%	0.08%
One Choice 2050 Portfolio	0.92%	0.72%	0.60%	0.04%	0.04%	0.07%
One Choice 2055 Portfolio	0.93%	0.73%	0.60%	0.05%	0.05%	0.07%
One Choice 2060 Portfolio	0.94%	0.74%	0.61%	0.06%	0.06%	0.08%
One Choice 2065 Portfolio	0.94%	0.75%	0.61%	0.06%	0.07%	0.08%

Effective December 1, 2021, the annual management fee and the fee waiver for each class of each fund are as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.77%	0.58%	0.48%	0.03%	0.04%	0.09%
One Choice 2025 Portfolio	0.78%	0.59%	0.49%	0.02%	0.03%	0.08%
One Choice 2030 Portfolio	0.81%	0.62%	0.51%	0.03%	0.04%	0.08%
One Choice 2035 Portfolio	0.84%	0.64%	0.54%	0.03%	0.03%	0.08%
One Choice 2040 Portfolio	0.86%	0.67%	0.56%	0.03%	0.04%	0.08%
One Choice 2045 Portfolio	0.89%	0.69%	0.58%	0.03%	0.03%	0.07%
One Choice 2050 Portfolio	0.91%	0.71%	0.58%	0.03%	0.03%	0.05%
One Choice 2055 Portfolio	0.92%	0.72%	0.59%	0.04%	0.04%	0.06%
One Choice 2060 Portfolio	0.93%	0.73%	0.60%	0.05%	0.05%	0.07%
One Choice 2065 Portfolio	0.93%	0.74%	0.60%	0.05%	0.06%	0.07%

For the period ended January 31, 2022, the effective annual management fee, the fee waiver and the effective annual management fee after waiver for each class of each fund are as follows:

	Effective Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.77%	0.59%	0.49%	0.03%	0.05%	0.10%
One Choice 2025 Portfolio	0.79%	0.60%	0.50%	0.03%	0.04%	0.09%
One Choice 2030 Portfolio	0.82%	0.63%	0.52%	0.04%	0.05%	0.09%
One Choice 2035 Portfolio	0.85%	0.65%	0.55%	0.04%	0.04%	0.09%
One Choice 2040 Portfolio	0.87%	0.68%	0.57%	0.04%	0.05%	0.09%
One Choice 2045 Portfolio	0.90%	0.70%	0.59%	0.04%	0.04%	0.08%
One Choice 2050 Portfolio	0.92%	0.72%	0.59%	0.04%	0.04%	0.06%
One Choice 2055 Portfolio	0.93%	0.73%	0.60%	0.05%	0.05%	0.07%
One Choice 2060 Portfolio	0.94%	0.74%	0.61%	0.06%	0.06%	0.08%
One Choice 2065 Portfolio	0.94%	0.75%	0.61%	0.06%	0.07%	0.08%

37

	Effective Annual Management Fee After Waiver
	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.74%	0.54%	0.39%
One Choice 2025 Portfolio	0.76%	0.56%	0.41%
One Choice 2030 Portfolio	0.78%	0.58%	0.43%
One Choice 2035 Portfolio	0.81%	0.61%	0.46%
One Choice 2040 Portfolio	0.83%	0.63%	0.48%
One Choice 2045 Portfolio	0.86%	0.66%	0.51%
One Choice 2050 Portfolio	0.88%	0.68%	0.53%
One Choice 2055 Portfolio	0.88%	0.68%	0.53%
One Choice 2060 Portfolio	0.88%	0.68%	0.53%
One Choice 2065 Portfolio	0.88%	0.68%	0.53%

The total amount of the waiver for each class of each fund for the period ended January 31, 2022 is as follows:

	Investor Class	I Class	A Class	C Class	R Class	R6 Class
One Choice In Retirement Portfolio	$149,346	$106,266	$37,495	$651	$39,903	$285,375
One Choice 2025 Portfolio	$118,310	$86,371	$29,876	$416	$34,400	$278,135
One Choice 2030 Portfolio	$93,666	$115,859	$37,068	$639	$56,854	$283,366
One Choice 2035 Portfolio	$138,991	$114,247	$42,098	$358	$58,315	$292,192
One Choice 2040 Portfolio	$86,790	$91,998	$35,137	$312	$62,067	$232,072
One Choice 2045 Portfolio	$98,146	$70,144	$29,242	$360	$50,905	$202,825
One Choice 2050 Portfolio	$50,965	$54,130	$20,159	$269	$39,575	$131,742
One Choice 2055 Portfolio	$35,452	$52,369	$17,195	$237	$33,978	$95,495
One Choice 2060 Portfolio	$17,427	$19,935	$7,197	$83	$19,580	$42,381
One Choice 2065 Portfolio	$772	$784	$122	$10	$779	$2,337

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2022 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

4. Investment Transactions

Investment transactions for the period ended January 31, 2022 were as follows:

	One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Purchases	$239,765,603	$244,565,603	$246,770,520	$290,770,403	$221,193,614
Sales	$376,648,410	$313,652,593	$245,075,111	$255,168,390	$166,388,306

	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Purchases	$232,839,409	$176,267,199	$139,162,885	$62,976,810	$14,237,467
Sales	$175,579,335	$104,399,776	$74,304,547	$23,905,660	$1,623,310
38

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2022		Year ended July 31, 2021
	Shares	Amount	Shares	Amount
One Choice In Retirement Portfolio
Investor Class
Sold	5,691,739	$80,538,730	14,558,881	$195,783,754
Issued in connection with reorganization (Note 8)	—	—	24,101,171	306,855,946
Issued in reinvestment of distributions	4,962,169	67,745,090	2,950,780	38,177,911
Redeemed	(8,520,156)	(120,212,297)	(18,864,939)	(255,214,352)
	2,133,752	28,071,523	22,745,893	285,603,259
I Class
Sold	3,029,787	43,619,367	6,729,644	91,434,305
Issued in connection with reorganization (Note 8)	—	—	25,737,323	327,595,658
Issued in reinvestment of distributions	1,943,304	26,546,770	1,087,721	14,261,692
Redeemed	(15,415,553)	(223,962,682)	(10,728,835)	(145,641,663)
	(10,442,462)	(153,796,545)	22,825,853	287,649,992
A Class
Sold	1,066,061	15,101,480	10,230,611	136,190,095
Issued in connection with reorganization (Note 8)	—	—	7,243,831	92,191,076
Issued in reinvestment of distributions	1,165,867	15,922,592	763,469	9,858,701
Redeemed	(3,427,230)	(48,903,652)	(8,372,616)	(112,446,481)
	(1,195,302)	(17,879,580)	9,865,295	125,793,391
C Class
Sold	3,934	55,955	15,694	211,375
Issued in connection with reorganization (Note 8)	—	—	302,555	3,825,804
Issued in reinvestment of distributions	20,223	273,208	12,966	165,770
Redeemed	(56,887)	(802,911)	(236,749)	(3,209,446)
	(32,730)	(473,748)	94,466	993,503
R Class
Sold	1,268,325	17,949,949	2,374,335	32,211,272
Issued in connection with reorganization (Note 8)	—	—	9,848,455	125,206,684
Issued in reinvestment of distributions	1,306,234	17,780,346	572,335	7,371,378
Redeemed	(2,069,598)	(29,182,684)	(3,898,807)	(53,109,926)
	504,961	6,547,611	8,896,318	111,679,408
R6 Class
Sold	15,281,734	174,517,651	24,933,736	270,589,218
Issued in connection with reorganization (Note 8)	—	—	23,813,430	243,145,111
Issued in reinvestment of distributions	4,884,258	52,354,678	2,311,479	24,174,453
Redeemed	(16,027,050)	(182,073,249)	(18,941,565)	(206,089,068)
	4,138,942	44,799,080	32,117,080	331,819,714
Net increase (decrease)	(4,892,839)	$(92,731,659)	96,544,905	$1,143,539,267
39

	Six months ended January 31, 2022		Year ended July 31, 2021
	Shares	Amount	Shares	Amount
One Choice 2025 Portfolio
Investor Class
Sold	4,218,837	$67,687,578	8,635,259	$132,468,321
Issued in reinvestment of distributions	4,217,764	64,489,620	3,552,706	53,390,241
Redeemed	(7,439,346)	(117,400,852)	(16,815,540)	(257,848,838)
	997,255	14,776,346	(4,627,575)	(71,990,276)
I Class
Sold	4,227,742	68,523,643	6,988,983	107,023,732
Issued in reinvestment of distributions	1,947,049	29,750,915	1,945,562	29,241,791
Redeemed	(14,012,783)	(229,520,505)	(10,292,541)	(157,856,253)
	(7,837,992)	(131,245,947)	(1,357,996)	(21,590,730)
A Class
Sold	887,833	14,083,200	4,688,980	71,233,079
Issued in reinvestment of distributions	972,411	14,868,167	884,620	13,304,362
Redeemed	(3,009,317)	(48,129,560)	(6,269,835)	(96,162,920)
	(1,149,073)	(19,178,193)	(696,235)	(11,625,479)
C Class
Sold	3,173	50,781	17,322	267,267
Issued in reinvestment of distributions	12,809	196,368	13,989	210,814
Redeemed	(19,847)	(318,715)	(125,000)	(1,901,559)
	(3,865)	(71,566)	(93,689)	(1,423,478)
R Class
Sold	1,605,513	25,500,857	3,527,116	54,315,202
Issued in reinvestment of distributions	1,163,134	17,784,325	807,628	12,122,131
Redeemed	(1,607,914)	(25,616,408)	(2,895,096)	(44,510,371)
	1,160,733	17,668,774	1,439,648	21,926,962
R6 Class
Sold	15,738,273	188,062,454	20,136,701	232,003,753
Issued in reinvestment of distributions	6,017,310	66,551,447	3,778,804	42,284,821
Redeemed	(12,532,545)	(149,892,428)	(17,648,824)	(205,384,892)
	9,223,038	104,721,473	6,266,681	68,903,682
Net increase (decrease)	2,390,096	$(13,329,113)	930,834	$(15,799,319)

40

	Six months ended January 31, 2022		Year ended July 31, 2021
	Shares	Amount	Shares	Amount
One Choice 2030 Portfolio
Investor Class
Sold	4,778,152	$68,296,292	6,703,538	$91,367,137
Issued in reinvestment of distributions	2,767,968	37,782,767	2,131,579	28,451,587
Redeemed	(4,835,040)	(68,399,639)	(13,844,583)	(188,362,124)
	2,711,080	37,679,420	(5,009,466)	(68,543,400)
I Class
Sold	4,859,248	70,268,397	8,103,356	110,323,616
Issued in reinvestment of distributions	2,280,644	31,085,177	2,271,949	30,307,798
Redeemed	(18,181,593)	(266,726,447)	(10,765,656)	(146,455,938)
	(11,041,701)	(165,372,873)	(390,351)	(5,824,524)
A Class
Sold	1,150,816	16,287,256	3,971,869	53,399,258
Issued in reinvestment of distributions	966,445	13,172,651	882,907	11,769,070
Redeemed	(3,319,103)	(47,569,581)	(6,316,593)	(86,278,527)
	(1,201,842)	(18,109,674)	(1,461,817)	(21,110,199)
C Class
Sold	5,655	80,768	27,942	373,465
Issued in reinvestment of distributions	15,605	213,331	13,608	181,933
Redeemed	(30,705)	(442,535)	(70,771)	(969,375)
	(9,445)	(148,436)	(29,221)	(413,977)
R Class
Sold	2,478,878	35,226,796	4,358,643	59,494,220
Issued in reinvestment of distributions	1,627,463	22,198,607	1,010,080	13,454,817
Redeemed	(1,774,352)	(24,885,788)	(3,626,409)	(49,368,268)
	2,331,989	32,539,615	1,742,314	23,580,769
R6 Class
Sold	16,719,471	220,682,912	17,002,632	210,694,515
Issued in reinvestment of distributions	4,917,441	60,140,299	2,692,968	32,531,052
Redeemed	(10,030,601)	(130,495,061)	(14,976,898)	(185,784,548)
	11,606,311	150,328,150	4,718,702	57,441,019
Net increase (decrease)	4,396,392	$36,916,202	(429,839)	$(14,870,312)

41

	Six months ended January 31, 2022		Year ended July 31, 2021
	Shares	Amount	Shares	Amount
One Choice 2035 Portfolio
Investor Class
Sold	4,003,543	$72,681,936	5,780,752	$99,282,001
Issued in reinvestment of distributions	2,946,243	51,294,001	2,650,020	44,491,906
Redeemed	(4,992,682)	(89,843,181)	(12,509,934)	(214,432,024)
	1,957,104	34,132,756	(4,079,162)	(70,658,117)
I Class
Sold	4,526,299	83,218,525	5,497,456	94,511,561
Issued in reinvestment of distributions	1,735,410	30,230,842	1,813,692	30,470,018
Redeemed	(13,221,517)	(246,380,619)	(8,175,734)	(139,931,388)
	(6,959,808)	(132,931,252)	(864,586)	(14,949,809)
A Class
Sold	908,153	16,425,043	3,516,444	59,565,036
Issued in reinvestment of distributions	819,515	14,275,948	795,985	13,372,549
Redeemed	(2,931,158)	(53,361,684)	(5,019,577)	(85,610,593)
	(1,203,490)	(22,660,693)	(707,148)	(12,673,008)
C Class
Sold	7,796	136,665	23,831	414,447
Issued in reinvestment of distributions	6,322	110,066	10,075	169,162
Redeemed	(25,037)	(447,404)	(122,885)	(2,115,862)
	(10,919)	(200,673)	(88,979)	(1,532,253)
R Class
Sold	1,970,418	35,581,282	3,543,919	61,038,054
Issued in reinvestment of distributions	1,184,359	20,631,546	857,516	14,392,234
Redeemed	(1,431,246)	(25,639,922)	(2,591,877)	(44,626,488)
	1,723,531	30,572,906	1,809,558	30,803,800
R6 Class
Sold	16,799,414	213,388,998	18,696,951	224,435,877
Issued in reinvestment of distributions	6,370,127	73,957,179	3,695,441	42,867,117
Redeemed	(10,125,122)	(126,603,825)	(13,523,499)	(163,226,132)
	13,044,419	160,742,352	8,868,893	104,076,862
Net increase (decrease)	8,550,837	$69,655,396	4,938,576	$35,067,475

42

	Six months ended January 31, 2022		Year ended July 31, 2021
	Shares	Amount	Shares	Amount
One Choice 2040 Portfolio
Investor Class
Sold	3,620,763	$55,762,846	4,860,778	$70,690,447
Issued in reinvestment of distributions	2,041,048	30,003,399	1,735,948	24,648,995
Redeemed	(3,695,790)	(56,208,790)	(10,845,076)	(157,661,029)
	1,966,021	29,557,455	(4,248,350)	(62,321,587)
I Class
Sold	3,829,536	59,818,572	5,282,374	77,199,894
Issued in reinvestment of distributions	1,781,655	26,190,334	1,717,182	24,366,818
Redeemed	(10,578,601)	(167,855,761)	(7,642,666)	(110,644,487)
	(4,967,410)	(81,846,855)	(643,110)	(9,077,775)
A Class
Sold	801,239	12,326,901	2,896,060	41,360,439
Issued in reinvestment of distributions	751,761	11,050,887	711,568	10,097,077
Redeemed	(2,702,879)	(41,671,487)	(4,231,831)	(61,327,557)
	(1,149,879)	(18,293,699)	(624,203)	(9,870,041)
C Class
Sold	7,317	111,999	12,715	184,700
Issued in reinvestment of distributions	6,298	92,512	5,937	84,182
Redeemed	(13,424)	(209,465)	(42,857)	(618,936)
	191	(4,954)	(24,205)	(350,054)
R Class
Sold	2,409,531	36,904,398	4,093,491	59,651,598
Issued in reinvestment of distributions	1,422,478	20,910,430	914,352	12,962,296
Redeemed	(1,268,779)	(19,328,649)	(2,802,786)	(40,751,647)
	2,563,230	38,486,179	2,205,057	31,862,247
R6 Class
Sold	11,904,974	165,278,192	12,984,628	168,028,487
Issued in reinvestment of distributions	3,938,191	50,605,761	2,391,954	30,019,026
Redeemed	(7,940,213)	(108,707,102)	(10,646,504)	(137,989,901)
	7,902,952	107,176,851	4,730,078	60,057,612
Net increase (decrease)	6,315,105	$75,074,977	1,395,267	$10,300,402

43

	Six months ended January 31, 2022		Year ended July 31, 2021
	Shares	Amount	Shares	Amount
One Choice 2045 Portfolio
Investor Class
Sold	2,667,715	$52,584,865	3,706,107	$68,327,496
Issued in reinvestment of distributions	1,971,522	37,222,330	1,781,007	32,022,226
Redeemed	(3,119,863)	(60,667,812)	(9,174,660)	(168,353,159)
	1,519,374	29,139,383	(3,687,546)	(68,003,437)
I Class
Sold	3,429,761	68,434,737	4,131,230	76,435,089
Issued in reinvestment of distributions	1,225,772	23,167,092	1,177,058	21,175,266
Redeemed	(8,036,522)	(162,750,175)	(5,560,059)	(102,224,219)
	(3,380,989)	(71,148,346)	(251,771)	(4,613,864)
A Class
Sold	607,976	11,948,886	2,151,745	39,156,227
Issued in reinvestment of distributions	539,782	10,191,077	507,114	9,112,538
Redeemed	(1,774,364)	(34,841,054)	(3,369,936)	(61,487,778)
	(626,606)	(12,701,091)	(711,077)	(13,219,013)
C Class
Sold	3,863	74,549	10,580	192,025
Issued in reinvestment of distributions	6,212	116,970	6,958	124,761
Redeemed	(8,783)	(169,958)	(42,466)	(780,895)
	1,292	21,561	(24,928)	(464,109)
R Class
Sold	1,658,195	32,528,874	3,316,436	61,433,267
Issued in reinvestment of distributions	980,447	18,530,457	672,893	12,084,801
Redeemed	(1,048,741)	(20,437,834)	(2,214,012)	(41,021,700)
	1,589,901	30,621,497	1,775,317	32,496,368
R6 Class
Sold	11,270,425	147,867,754	14,855,356	182,727,025
Issued in reinvestment of distributions	5,136,621	61,331,261	3,158,664	37,430,168
Redeemed	(8,364,138)	(108,144,041)	(10,841,624)	(134,478,580)
	8,042,908	101,054,974	7,172,396	85,678,613
Net increase (decrease)	7,145,880	$76,987,978	4,272,391	$31,874,558

44

	Six months ended January 31, 2022		Year ended July 31, 2021
	Shares	Amount	Shares	Amount
One Choice 2050 Portfolio
Investor Class
Sold	2,351,828	$38,697,211	3,691,304	$56,763,402
Issued in reinvestment of distributions	1,236,037	19,566,468	1,127,881	16,834,395
Redeemed	(2,499,200)	(40,645,391)	(7,242,137)	(110,550,190)
	1,088,665	17,618,288	(2,422,952)	(36,952,393)
I Class
Sold	2,654,803	44,356,936	4,127,076	63,905,633
Issued in reinvestment of distributions	1,177,432	18,662,303	1,159,593	17,335,925
Redeemed	(6,539,131)	(111,468,511)	(4,820,979)	(73,593,508)
	(2,706,896)	(48,449,272)	465,690	7,648,050
A Class
Sold	705,075	11,614,822	1,921,409	29,280,461
Issued in reinvestment of distributions	426,229	6,747,208	410,117	6,127,144
Redeemed	(1,347,056)	(22,072,350)	(2,815,065)	(42,770,519)
	(215,752)	(3,710,320)	(483,539)	(7,362,914)
C Class
Sold	7,191	118,614	16,987	258,724
Issued in reinvestment of distributions	5,796	91,643	5,968	89,047
Redeemed	(7,194)	(117,617)	(37,249)	(568,198)
	5,793	92,640	(14,294)	(220,427)
R Class
Sold	1,858,877	30,557,833	3,386,870	52,142,891
Issued in reinvestment of distributions	921,517	14,606,045	639,581	9,544,079
Redeemed	(1,118,440)	(18,178,096)	(2,014,616)	(31,001,358)
	1,661,954	26,985,782	2,011,835	30,685,612
R6 Class
Sold	8,167,780	121,832,803	9,962,707	136,492,809
Issued in reinvestment of distributions	2,650,958	36,768,783	1,803,442	23,841,499
Redeemed	(5,480,530)	(80,599,011)	(8,578,474)	(117,437,717)
	5,338,208	78,002,575	3,187,675	42,896,591
Net increase (decrease)	5,171,972	$70,539,693	2,744,415	$36,694,519

45

	Six months ended January 31, 2022		Year ended July 31, 2021
	Shares	Amount	Shares	Amount
One Choice 2055 Portfolio
Investor Class
Sold	1,345,713	$24,715,037	2,639,835	$44,697,200
Issued in reinvestment of distributions	592,880	10,505,826	477,070	7,927,874
Redeemed	(1,391,669)	(25,233,318)	(5,064,319)	(86,283,818)
	546,924	9,987,545	(1,947,414)	(33,658,744)
I Class
Sold	2,540,077	47,419,606	3,344,464	57,223,911
Issued in reinvestment of distributions	788,250	13,959,905	658,728	10,941,464
Redeemed	(4,771,925)	(90,905,725)	(4,709,484)	(79,760,932)
	(1,443,598)	(29,526,214)	(706,292)	(11,595,557)
A Class
Sold	481,307	8,819,722	1,318,871	22,034,267
Issued in reinvestment of distributions	274,421	4,857,270	208,293	3,459,751
Redeemed	(905,999)	(16,627,587)	(1,917,684)	(32,136,269)
	(150,271)	(2,950,595)	(390,520)	(6,642,251)
C Class
Sold	3,996	71,884	10,431	177,646
Issued in reinvestment of distributions	3,398	59,803	2,924	48,270
Redeemed	(9,020)	(165,946)	(18,884)	(324,896)
	(1,626)	(34,259)	(5,529)	(98,980)
R Class
Sold	1,334,564	24,468,177	2,341,824	39,888,932
Issued in reinvestment of distributions	552,595	9,797,501	297,736	4,943,476
Redeemed	(761,823)	(13,828,205)	(1,351,828)	(23,086,947)
	1,125,336	20,437,473	1,287,732	21,745,461
R6 Class
Sold	6,290,155	99,203,406	7,789,508	111,436,802
Issued in reinvestment of distributions	1,848,638	27,008,601	978,072	13,614,766
Redeemed	(3,926,076)	(60,763,140)	(6,234,932)	(89,892,885)
	4,212,717	65,448,867	2,532,648	35,158,683
Net increase (decrease)	4,289,482	$63,362,817	770,625	$4,908,612

46

	Six months ended January 31, 2022		Year ended July 31, 2021
	Shares	Amount	Shares	Amount
One Choice 2060 Portfolio
Investor Class
Sold	918,743	$15,377,777	1,494,181	$22,825,820
Issued in reinvestment of distributions	234,388	3,808,798	102,736	1,543,024
Redeemed	(593,191)	(9,780,120)	(1,135,484)	(17,223,989)
	559,940	9,406,455	461,433	7,144,855
I Class
Sold	653,948	11,026,103	1,720,220	26,577,618
Issued in reinvestment of distributions	218,612	3,552,447	141,011	2,119,397
Redeemed	(2,013,719)	(35,017,152)	(1,326,991)	(20,052,078)
	(1,141,159)	(20,438,602)	534,240	8,644,937
A Class
Sold	262,638	4,393,506	1,048,017	15,502,915
Issued in reinvestment of distributions	89,283	1,450,847	35,957	538,866
Redeemed	(336,673)	(5,672,738)	(275,077)	(4,196,285)
	15,248	171,615	808,897	11,845,496
C Class
Sold	674	11,226	1,104	16,553
Issued in reinvestment of distributions	918	14,810	408	6,083
Redeemed	(1,006)	(17,085)	(71)	(979)
	586	8,951	1,441	21,657
R Class
Sold	1,015,979	16,916,605	1,539,856	23,650,365
Issued in reinvestment of distributions	251,884	4,090,606	78,754	1,181,493
Redeemed	(294,256)	(4,879,760)	(473,987)	(7,282,812)
	973,607	16,127,451	1,144,623	17,549,046
R6 Class
Sold	2,895,567	49,859,261	3,248,143	50,280,345
Issued in reinvestment of distributions	482,305	7,861,578	175,133	2,637,501
Redeemed	(1,777,994)	(30,028,057)	(1,868,544)	(28,893,635)
	1,599,878	27,692,782	1,554,732	24,024,211
Net increase (decrease)	2,008,100	$32,968,652	4,505,366	$69,230,202

47

	Six months ended January 31, 2022		Period ended July 31, 2021(1)
	Shares	Amount	Shares	Amount
One Choice 2065 Portfolio
Investor Class
Sold	157,204	$2,018,059	200,618	$2,357,340
Issued in reinvestment of distributions	9,899	125,721	480	5,516
Redeemed	(54,813)	(705,976)	(37,903)	(459,237)
	112,290	1,437,804	163,195	1,903,619
I Class
Sold	128,177	1,661,844	151,554	1,886,789
Issued in reinvestment of distributions	8,186	103,965	24	280
Redeemed	(77,278)	(1,033,446)	(4,271)	(53,902)
	59,085	732,363	147,307	1,833,167
A Class
Sold	35,326	454,031	24,869	298,038
Issued in reinvestment of distributions	1,740	22,097	17	198
Redeemed	(5,264)	(64,418)	(3,820)	(45,252)
	31,802	411,710	21,066	252,984
C Class
Sold	140	1,785	2,509	25,114
Issued in reinvestment of distributions	84	1,069	15	171
Redeemed	(2)	(30)	—	—
	222	2,824	2,524	25,285
R Class
Sold	216,461	2,770,578	141,436	1,718,574
Issued in reinvestment of distributions	10,170	129,272	105	1,208
Redeemed	(21,850)	(283,677)	(10,234)	(121,079)
	204,781	2,616,173	131,307	1,598,703
R6 Class
Sold	646,091	8,359,017	287,165	3,507,414
Issued in reinvestment of distributions	32,058	407,453	76	875
Redeemed	(160,575)	(2,011,085)	(37,785)	(476,130)
	517,574	6,755,385	249,456	3,032,159
Net increase (decrease)	925,754	$11,956,259	714,855	$8,645,917
(1)September 23, 2020 (fund inception) through July 31, 2021.

6. Fair Value Measurements

The funds’ investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
48

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Federal tax cost of investments	$2,039,866,717	$1,989,574,068	$1,785,894,879	$1,995,703,901	$1,444,418,239
Gross tax appreciation of investments	$336,560,690	$338,985,302	$278,661,061	$366,594,083	$247,537,122
Gross tax depreciation of investments	(4,821,816)	(5,166,268)	(4,217,693)	(4,566,899)	(3,353,638)
Net tax appreciation (depreciation) of investments	$331,738,874	$333,819,034	$274,443,368	$362,027,184	$244,183,484

	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Federal tax cost of investments	$1,475,415,262	$1,069,290,347	$734,305,780	$300,176,476	$21,292,139
Gross tax appreciation of investments	$300,788,542	$187,896,385	$108,867,393	$30,849,235	$64,852
Gross tax depreciation of investments	(3,202,595)	(1,660,748)	(1,236,954)	(1,362,822)	(1,589,828)
Net tax appreciation (depreciation) of investments	$297,585,947	$186,235,637	$107,630,439	$29,486,413	$(1,524,976)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

8. Reorganization

On March 4, 2020, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of One Choice® 2020 Portfolio, one fund in a series issued by the corporation, were transferred to One Choice In Retirement Portfolio in exchange for shares of One Choice In Retirement Portfolio. One Choice 2020 Portfolio had reached its most conservative planned target asset allocation and its asset mix matched that of One Choice In Retirement Portfolio. The reorganization was executed to combine two funds that had the same target asset allocations, both funds’ investment objectives and strategies were substantially similar and their total expense ratios were expected to be the same. The financial statements and performance history of One Choice In Retirement Portfolio survived after the reorganization. The reorganization was effective at the close of the NYSE on October 2, 2020.

49

The reorganization was accomplished by a tax-free exchange of shares. On October 2, 2020, One Choice 2020 Portfolio exchanged its shares for shares of One Choice In Retirement Portfolio as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
One Choice 2020 Portfolio – Investor Class	26,842,337	One Choice In Retirement Portfolio – Investor Class	24,101,171
One Choice 2020 Portfolio – I Class	28,664,577	One Choice In Retirement Portfolio – I Class	25,737,323
One Choice 2020 Portfolio – A Class	8,067,714	One Choice In Retirement Portfolio – A Class	7,243,831
One Choice 2020 Portfolio – C Class	335,171	One Choice In Retirement Portfolio – C Class	302,555
One Choice 2020 Portfolio – R Class	10,960,934	One Choice In Retirement Portfolio – R Class	9,848,455
One Choice 2020 Portfolio – R6 Class	23,743,664	One Choice In Retirement Portfolio – R6 Class	23,813,430

The net assets of One Choice 2020 Portfolio and One Choice In Retirement Portfolio immediately before the reorganization were $1,098,820,280 and $1,458,288,401, respectively. One Choice 2020 Portfolio's unrealized appreciation of $155,316,946 was combined with that of One Choice In Retirement Portfolio. Immediately after the reorganization, the combined net assets were $2,557,108,681.

Assuming the reorganization had been completed on August 1, 2020, the beginning of the annual reporting period, the pro forma results of operations for the period ended July 31, 2021 are as follows:

Net investment income (loss)	$34,151,470
Net realized and unrealized gain (loss)	345,172,714
Net increase (decrease) in net assets resulting from operations	$379,324,184

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of One Choice 2020 Portfolio that have been included in One Choice In Retirement Portfolio's Statement of Operations since October 2, 2020.

9. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.
10. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
50

11. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended January 31, 2022 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice In Retirement Portfolio (Amounts in thousands)
Inflation-Adjusted Bond Fund	$85,346	$2,831	$11,651	$(3,868)	$72,658	5,771	$1,196	$2,586
NT Diversified Bond Fund	564,164	21,087	90,871	(19,180)	475,200	43,477	(1,126)	6,538
NT High Income Fund	98,904	3,633	13,839	(4,171)	84,527	8,805	(19)	3,450
Short Duration Fund	282,055	5,904	43,047	(4,921)	239,991	23,345	91	3,512
Short Duration Inflation Protection Bond Fund	204,585	7,822	31,533	(6,797)	174,077	15,956	2,108	6,620
NT Disciplined Growth Fund	69,515	11,433	6,217	(10,501)	64,230	4,331	1,640	8,282
NT Equity Growth Fund	93,849	19,039	6,734	(18,776)	87,378	8,039	2,568	16,820
NT Focused Large Cap Value Fund	228,206	47,138	32,950	(25,439)	216,955	18,247	3,417	31,606
NT Growth Fund	103,695	14,776	8,521	(14,009)	95,941	4,347	5,190	8,040
NT Heritage Fund	47,664	9,686	1,960	(13,200)	42,190	3,144	1,314	4,581
NT Mid Cap Value Fund	101,022	17,294	13,330	(8,107)	96,879	7,030	1,235	12,669
Small Cap Growth Fund	23,856	5,622	1,352	(6,855)	21,271	1,018	418	3,983
Small Cap Value Fund	23,490	2,379	1,340	(1,629)	22,900	2,164	155	1,780
Sustainable Equity Fund	173,514	10,816	17,106	(4,160)	163,064	3,578	4,475	5,462
Emerging Markets Debt Fund	31,143	717	3,397	(1,478)	26,985	2,685	(49)	717
Global Bond Fund	226,344	9,103	32,324	(10,831)	192,292	19,001	230	5,508
International Bond Fund	61,668	790	5,193	(4,174)	53,091	4,071	(61)	725
NT Global Real Estate Fund	25,442	3,569	2,847	(2,472)	23,692	1,952	578	2,681
NT International Growth Fund	104,188	19,429	6,991	(21,046)	95,580	7,467	3,714	8,971
NT International Small-Mid Cap Fund	12,352	2,997	724	(3,621)	11,004	955	395	2,249
NT International Value Fund	118,242	23,701	17,064	(13,178)	111,701	11,833	189	11,891
	$2,679,244	$239,766	$348,991	$(198,413)	$2,371,606	197,216	$27,658	$148,671
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2025 Portfolio (Amounts in thousands)
Inflation-Adjusted Bond Fund	$105,789	$4,358	$17,572	$(5,134)	$87,441	6,945	$1,901	$3,112
NT Diversified Bond Fund	532,883	17,952	70,536	(18,586)	461,713	42,243	(991)	6,291
NT High Income Fund	105,424	4,844	16,188	(4,418)	89,662	9,340	(41)	3,654
Short Duration Fund	194,407	6,266	15,029	(3,527)	182,117	17,716	(78)	2,587
Short Duration Inflation Protection Bond Fund	134,688	7,420	9,586	(3,874)	128,648	11,792	374	4,849
NT Disciplined Growth Fund	75,151	11,140	7,681	(11,395)	67,215	4,532	2,094	8,774
NT Equity Growth Fund	94,621	18,723	7,871	(18,481)	86,992	8,003	2,247	16,881
NT Focused Large Cap Value Fund	222,768	47,850	30,028	(24,461)	216,129	18,177	2,690	31,327
NT Growth Fund	110,908	15,015	8,324	(15,661)	101,938	4,619	6,415	8,496
NT Heritage Fund	56,028	9,542	2,841	(15,991)	46,738	3,483	2,659	5,159
NT Mid Cap Value Fund	110,515	18,553	13,395	(9,252)	106,421	7,723	1,750	13,749
Small Cap Growth Fund	25,059	5,812	1,749	(7,148)	21,974	1,051	537	4,090
Small Cap Value Fund	25,807	2,329	2,168	(2,151)	23,817	2,251	618	1,844
Sustainable Equity Fund	173,505	10,149	16,295	(4,300)	163,059	3,577	4,588	5,458
Emerging Markets Debt Fund	41,752	1,349	5,770	(1,947)	35,384	3,521	(71)	945
Global Bond Fund	214,104	8,047	22,738	(10,309)	189,104	18,686	(64)	5,409
International Bond Fund	52,490	3,109	2,868	(3,709)	49,022	3,759	(148)	670
Non-U.S. Intrinsic Value Fund	11,048	549	2,567	(127)	8,903	875	107	461
NT Emerging Markets Fund	12,708	799	870	(2,759)	9,878	761	1,482	519
NT Global Real Estate Fund	29,596	3,598	4,549	(3,008)	25,637	2,112	1,014	2,929
NT International Growth Fund	108,198	19,327	7,330	(22,310)	97,885	7,647	4,489	9,284
NT International Small-Mid Cap Fund	19,933	4,162	2,423	(6,000)	15,672	1,360	1,465	3,203
NT International Value Fund	109,154	23,673	11,981	(12,802)	108,044	11,445	257	11,368
	$2,566,536	$244,566	$280,359	$(207,350)	$2,323,393	191,618	$33,294	$151,059
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2030 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$10,086	$406	$1,150	$(2,341)	$7,001	135	$1,027	$184
NT Disciplined Growth Fund	62,379	10,669	4,547	(9,359)	59,142	3,988	1,199	7,590
NT Equity Growth Fund	84,151	17,281	5,627	(15,914)	79,891	7,350	1,146	15,252
NT Focused Large Cap Value Fund	200,240	41,872	24,334	(21,480)	196,298	16,509	1,435	28,533
NT Growth Fund	107,546	15,153	8,048	(13,518)	101,133	4,582	4,362	8,345
NT Heritage Fund	61,600	12,139	2,389	(16,872)	54,478	4,059	1,629	5,845
NT Mid Cap Value Fund	111,525	19,176	12,874	(8,905)	108,922	7,904	1,136	14,137
Small Cap Growth Fund	23,287	5,480	1,125	(6,708)	20,934	1,002	415	3,865
Small Cap Value Fund	23,691	2,910	1,544	(1,879)	23,178	2,191	446	1,745
Sustainable Equity Fund	155,874	10,244	13,870	(3,485)	148,763	3,264	3,876	4,931
Inflation-Adjusted Bond Fund	103,657	5,455	13,751	(4,432)	90,929	7,222	1,057	3,227
NT Diversified Bond Fund	443,942	27,161	63,229	(15,558)	392,316	35,894	(957)	5,283
NT High Income Fund	97,839	4,989	11,664	(4,258)	86,906	9,053	(10)	3,469
Short Duration Fund	100,130	3,863	6,007	(1,858)	96,128	9,351	(18)	1,343
Short Duration Inflation Protection Bond Fund	65,387	4,237	4,480	(1,832)	63,312	5,803	109	2,378
Non-U.S. Intrinsic Value Fund	21,703	2,139	1,860	(183)	21,799	2,141	95	1,128
NT Emerging Markets Fund	28,774	4,095	1,413	(4,251)	27,205	2,096	619	1,430
NT Global Real Estate Fund	29,617	3,958	2,356	(2,922)	28,297	2,331	726	3,066
NT International Growth Fund	102,281	18,190	4,960	(20,892)	94,619	7,392	3,692	8,828
NT International Small-Mid Cap Fund	24,238	5,992	1,603	(7,240)	21,387	1,856	985	4,370
NT International Value Fund	90,906	19,220	8,618	(10,625)	90,883	9,627	(13)	9,504
Emerging Markets Debt Fund	46,288	1,980	4,456	(2,226)	41,586	4,138	(99)	1,090
Global Bond Fund	186,424	8,899	19,926	(8,996)	166,401	16,443	(70)	4,727
International Bond Fund	43,072	1,263	2,573	(2,932)	38,830	2,978	(115)	531
	$2,224,637	$246,771	$222,404	$(188,666)	$2,060,338	167,309	$22,672	$140,801
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2035 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$32,033	$1,345	$2,378	$(7,135)	$23,865	461	$2,605	$624
NT Disciplined Growth Fund	63,797	8,690	5,587	(8,993)	57,907	3,905	936	7,582
NT Equity Growth Fund	102,168	20,091	8,562	(19,776)	93,921	8,640	2,413	18,058
NT Focused Large Cap Value Fund	237,422	46,823	26,800	(24,924)	232,521	19,556	1,349	33,479
NT Growth Fund	137,994	19,195	11,508	(18,442)	127,239	5,765	7,134	10,637
NT Heritage Fund	94,520	17,159	4,733	(25,022)	81,924	6,105	2,163	8,819
NT Mid Cap Value Fund	142,172	23,877	15,488	(10,921)	139,640	10,134	1,194	17,839
Small Cap Growth Fund	29,148	6,325	1,215	(8,091)	26,167	1,252	183	4,847
Small Cap Value Fund	30,535	3,194	2,791	(2,514)	28,424	2,687	789	2,151
Sustainable Equity Fund	187,425	12,188	20,768	(3,931)	174,914	3,838	4,515	5,898
Inflation-Adjusted Bond Fund	106,135	5,077	7,880	(4,129)	99,203	7,880	378	3,530
NT Diversified Bond Fund	476,136	26,720	57,016	(16,743)	429,097	39,259	(1,285)	5,774
NT High Income Fund	111,486	5,636	9,649	(4,989)	102,484	10,675	(74)	4,091
Short Duration Fund	52,273	5,643	1,707	(1,063)	55,146	5,364	(8)	756
Short Duration Inflation Protection Bond Fund	32,578	5,066	1,523	(997)	35,124	3,219	24	1,319
Non-U.S. Intrinsic Value Fund	41,626	4,174	3,089	(295)	42,416	4,167	75	2,195
NT Emerging Markets Fund	62,196	9,297	2,936	(8,259)	60,298	4,645	50	3,169
NT Global Real Estate Fund	42,777	5,175	6,491	(4,190)	37,271	3,070	1,242	4,240
NT International Growth Fund	127,751	20,105	7,497	(24,581)	115,778	9,045	3,329	10,938
NT International Small-Mid Cap Fund	40,345	9,133	3,389	(11,897)	34,192	2,968	1,895	7,014
NT International Value Fund	95,204	19,649	8,092	(10,935)	95,826	10,151	(192)	9,815
Emerging Markets Debt Fund	58,733	2,956	3,248	(2,967)	55,474	5,520	(142)	1,443
Global Bond Fund	196,072	9,128	14,280	(9,738)	181,182	17,903	(101)	5,140
International Bond Fund	25,761	4,124	73	(2,094)	27,718	2,126	(4)	379
	$2,526,287	$290,770	$226,700	$(232,626)	$2,357,731	188,335	$28,468	$169,737
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2040 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$37,118	$1,994	$1,716	$(7,634)	$29,762	575	$1,901	$775
NT Disciplined Growth Fund	34,661	4,783	2,512	(4,888)	32,044	2,161	434	4,195
NT Equity Growth Fund	74,231	15,410	6,234	(13,803)	69,604	6,403	1,032	13,293
NT Focused Large Cap Value Fund	178,545	33,230	19,272	(18,636)	173,867	14,623	681	25,422
NT Growth Fund	106,397	13,361	8,302	(13,379)	98,077	4,444	4,665	8,192
NT Heritage Fund	86,573	18,125	5,220	(22,738)	76,740	5,718	1,917	8,104
NT Mid Cap Value Fund	112,236	18,927	12,625	(8,340)	110,198	7,997	539	14,271
Small Cap Growth Fund	22,203	4,613	646	(6,174)	19,996	957	137	3,692
Small Cap Value Fund	23,112	2,454	1,554	(1,863)	22,149	2,093	530	1,670
Sustainable Equity Fund	137,015	8,410	11,855	(2,977)	130,593	2,865	3,344	4,299
Inflation-Adjusted Bond Fund	64,473	3,028	5,455	(2,505)	59,541	4,729	250	2,119
NT Diversified Bond Fund	311,924	23,991	38,354	(11,116)	286,445	26,207	(798)	3,812
NT High Income Fund	75,962	4,403	5,169	(3,475)	71,721	7,471	(36)	2,823
Short Duration Fund	6,611	3,049	—	(179)	9,481	922	—	121
Short Duration Inflation Protection Bond Fund	3,975	2,312	58	(182)	6,047	554	1	227
Non-U.S. Intrinsic Value Fund	41,499	4,535	1,639	(251)	44,144	4,336	23	2,320
NT Emerging Markets Fund	72,795	11,225	4,402	(9,538)	70,080	5,399	50	3,683
NT Global Real Estate Fund	34,639	4,501	3,176	(3,234)	32,730	2,696	714	3,544
NT International Growth Fund	97,066	14,171	4,422	(18,816)	87,999	6,875	2,663	8,291
NT International Small-Mid Cap Fund	35,182	8,114	1,771	(10,266)	31,259	2,713	1,096	6,388
NT International Value Fund	61,479	11,266	3,101	(7,212)	62,432	6,614	91	6,327
Emerging Markets Debt Fund	44,313	1,739	1,665	(2,258)	42,129	4,192	(66)	1,081
Global Bond Fund	125,662	5,540	8,110	(6,279)	116,813	11,543	(37)	3,309
International Bond Fund	3,070	2,013	—	(332)	4,751	364	—	65
	$1,790,741	$221,194	$147,258	$(176,075)	$1,688,602	132,451	$19,131	$128,023
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2045 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$59,246	$4,130	$3,078	$(12,258)	$48,040	928	$3,022	$1,236
NT Disciplined Growth Fund	23,892	3,507	1,373	(3,365)	22,661	1,528	177	2,967
NT Equity Growth Fund	85,538	17,156	8,770	(15,876)	78,048	7,180	1,504	14,993
NT Focused Large Cap Value Fund	205,098	37,108	24,809	(21,623)	195,774	16,465	1,663	28,246
NT Growth Fund	123,448	13,898	10,632	(16,087)	110,627	5,013	6,114	9,436
NT Heritage Fund	106,942	19,774	5,760	(27,215)	93,741	6,985	1,177	10,104
NT Mid Cap Value Fund	129,150	20,279	14,369	(10,002)	125,058	9,075	1,248	15,933
Small Cap Growth Fund	25,689	5,207	698	(7,109)	23,089	1,105	103	4,263
Small Cap Value Fund	27,350	2,612	2,518	(2,266)	25,178	2,380	676	1,913
Sustainable Equity Fund	157,373	9,526	17,863	(3,994)	145,042	3,182	4,478	4,860
Non-U.S. Intrinsic Value Fund	52,658	5,191	3,165	(352)	54,332	5,337	32	2,848
NT Emerging Markets Fund	93,862	14,153	2,608	(12,580)	92,827	7,152	(78)	4,879
NT Global Real Estate Fund	42,198	5,403	6,125	(3,982)	37,494	3,089	1,003	4,244
NT International Growth Fund	112,577	15,504	6,546	(21,207)	100,328	7,838	2,760	9,468
NT International Small-Mid Cap Fund	43,283	10,011	2,603	(12,697)	37,994	3,298	1,538	7,775
NT International Value Fund	64,957	11,513	4,020	(7,486)	64,964	6,882	34	6,574
Inflation-Adjusted Bond Fund	53,362	3,348	2,541	(2,061)	52,108	4,139	66	1,855
NT Diversified Bond Fund	272,059	20,807	26,218	(10,046)	256,602	23,477	(638)	3,408
NT High Income Fund	66,653	4,317	2,527	(3,146)	65,297	6,802	(41)	2,548
Emerging Markets Debt Fund	38,910	3,112	331	(2,142)	39,549	3,935	(18)	994
Global Bond Fund	107,776	6,283	4,244	(5,567)	104,248	10,301	(39)	2,944
	$1,892,021	$232,839	$150,798	$(201,061)	$1,773,001	136,091	$24,781	$141,488
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2050 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$56,212	$4,809	$2,375	$(11,259)	$47,387	916	$2,116	$1,206
NT Disciplined Growth Fund	5,691	1,666	—	(939)	6,418	433	—	840
NT Equity Growth Fund	64,313	12,952	5,584	(11,951)	59,730	5,495	983	11,412
NT Focused Large Cap Value Fund	156,222	29,526	18,468	(16,003)	151,277	12,723	76	22,352
NT Growth Fund	93,107	10,310	8,568	(10,814)	84,035	3,808	3,233	7,132
NT Heritage Fund	80,512	17,269	6,165	(20,165)	71,451	5,324	651	7,671
NT Mid Cap Value Fund	98,677	16,089	10,108	(7,091)	97,567	7,080	126	12,498
Small Cap Growth Fund	19,647	4,177	874	(5,349)	17,601	842	29	3,249
Small Cap Value Fund	20,006	2,024	1,076	(1,461)	19,493	1,842	261	1,471
Sustainable Equity Fund	118,940	6,532	9,272	(3,096)	113,104	2,481	3,316	3,682
Non-U.S. Intrinsic Value Fund	44,287	4,036	1,157	(260)	46,906	4,608	2	2,436
NT Emerging Markets Fund	73,486	10,390	3,387	(9,538)	70,951	5,466	(54)	3,706
NT Global Real Estate Fund	31,185	3,964	2,221	(2,867)	30,061	2,476	522	3,221
NT International Growth Fund	84,888	11,353	4,520	(15,145)	76,576	5,982	1,068	7,191
NT International Small-Mid Cap Fund	32,184	7,424	1,360	(9,348)	28,900	2,509	843	5,906
NT International Value Fund	45,546	7,657	1,136	(5,362)	46,705	4,948	39	4,677
Inflation-Adjusted Bond Fund	29,101	1,351	969	(1,110)	28,373	2,254	19	1,010
NT Diversified Bond Fund	145,192	16,818	12,467	(5,603)	143,940	13,169	(234)	1,858
NT High Income Fund	35,617	2,412	392	(1,728)	35,909	3,740	(1)	1,378
Emerging Markets Debt Fund	21,138	1,843	116	(1,148)	21,717	2,161	(2)	536
Global Bond Fund	58,001	3,665	1,197	(3,044)	57,425	5,674	(6)	1,604
	$1,313,952	$176,267	$91,412	$(143,281)	$1,255,526	93,931	$12,987	$105,036
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2055 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$42,943	$5,987	$1,325	$(8,621)	$38,984	753	$1,206	$966
NT Equity Growth Fund	44,430	9,810	3,792	(8,163)	42,285	3,890	380	8,079
NT Focused Large Cap Value Fund	108,063	23,027	14,092	(11,047)	105,951	8,911	125	15,325
NT Growth Fund	64,280	9,141	6,093	(7,231)	60,097	2,723	1,828	5,059
NT Heritage Fund	55,735	13,486	3,745	(14,237)	51,239	3,818	268	5,421
NT Mid Cap Value Fund	68,244	12,376	7,574	(4,903)	68,143	4,945	70	8,684
Small Cap Growth Fund	13,695	3,056	579	(3,780)	12,392	593	33	2,288
Small Cap Value Fund	13,655	1,689	727	(895)	13,722	1,297	32	1,035
Sustainable Equity Fund	82,302	6,152	7,872	(1,514)	79,068	1,735	1,706	2,608
Non-U.S. Intrinsic Value Fund	32,336	4,068	1,964	(157)	34,283	3,368	(25)	1,810
NT Emerging Markets Fund	50,465	9,818	3,184	(6,771)	50,328	3,877	(26)	2,624
NT Global Real Estate Fund	21,610	3,269	2,307	(1,971)	20,601	1,697	353	2,279
NT International Growth Fund	58,790	8,711	2,734	(10,667)	54,100	4,227	648	5,097
NT International Small-Mid Cap Fund	22,172	5,461	735	(6,480)	20,418	1,772	444	4,172
NT International Value Fund	30,274	5,468	1,064	(3,555)	31,123	3,297	(33)	3,148
Inflation-Adjusted Bond Fund	15,877	1,117	605	(611)	15,778	1,253	6	559
NT Diversified Bond Fund	79,512	10,869	7,801	(3,083)	79,497	7,273	(137)	1,028
NT High Income Fund	19,511	1,582	264	(959)	19,870	2,070	(2)	765
Emerging Markets Debt Fund	11,465	1,270	72	(639)	12,024	1,196	(1)	297
Global Bond Fund	31,821	2,806	905	(1,689)	32,033	3,165	(4)	888
	$867,180	$139,163	$67,434	$(96,973)	$841,936	61,860	$6,871	$72,132
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2060 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$16,736	$3,880	$1,025	$(3,089)	$16,502	319	$121	$386
NT Equity Growth Fund	17,196	4,098	1,163	(3,162)	16,969	1,561	62	3,201
NT Focused Large Cap Value Fund	41,952	9,592	4,969	(4,164)	42,411	3,567	(234)	6,161
NT Growth Fund	24,956	4,703	2,099	(2,523)	25,037	1,134	307	2,013
NT Heritage Fund	21,646	7,143	1,668	(5,696)	21,425	1,596	90	2,151
NT Mid Cap Value Fund	26,514	5,061	2,569	(1,844)	27,162	1,971	(81)	3,473
Small Cap Growth Fund	5,388	1,271	254	(1,487)	4,918	235	11	905
Small Cap Value Fund	5,338	795	352	(352)	5,429	513	25	409
Sustainable Equity Fund	31,966	2,392	2,447	(202)	31,709	696	234	1,031
Non-U.S. Intrinsic Value Fund	12,779	1,813	677	(62)	13,853	1,361	(18)	735
NT Emerging Markets Fund	19,748	4,764	1,520	(2,648)	20,344	1,567	(51)	1,043
NT Global Real Estate Fund	8,213	1,242	497	(699)	8,259	680	53	899
NT International Growth Fund	22,826	4,106	1,027	(4,045)	21,860	1,708	37	2,043
NT International Small-Mid Cap Fund	8,624	2,184	243	(2,416)	8,149	707	15	1,650
NT International Value Fund	11,327	2,230	155	(1,380)	12,022	1,274	(3)	1,207
Inflation-Adjusted Bond Fund	5,095	535	88	(204)	5,338	424	1	186
NT Diversified Bond Fund	25,649	4,380	2,234	(1,017)	26,778	2,450	(57)	341
NT High Income Fund	6,321	757	92	(318)	6,668	695	(2)	252
Emerging Markets Debt Fund	3,719	499	—	(213)	4,005	399	—	98
Global Bond Fund	10,173	1,532	321	(559)	10,825	1,070	(4)	296
	$326,166	$62,977	$23,400	$(36,080)	$329,663	23,927	$506	$28,480
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2065 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$472	$809	$56	$(172)	$1,053	20	$(5)	$21
NT Equity Growth Fund	490	816	84	(173)	1,049	97	(12)	174
NT Focused Large Cap Value Fund	1,194	1,814	278	(212)	2,518	212	(27)	324
NT Growth Fund	710	1,110	114	(141)	1,565	71	(9)	106
NT Heritage Fund	614	1,141	105	(301)	1,349	101	(14)	115
NT Mid Cap Value Fund	753	1,096	159	(98)	1,592	116	(13)	181
Small Cap Growth Fund	154	280	17	(83)	334	16	(2)	48
Small Cap Value Fund	155	222	31	(20)	326	31	(1)	21
Sustainable Equity Fund	907	1,218	145	(30)	1,950	43	(5)	53
Non-U.S. Intrinsic Value Fund	369	512	86	(3)	792	78	(5)	40
NT Emerging Markets Fund	564	903	115	(125)	1,227	95	(18)	57
NT Global Real Estate Fund	235	337	35	(37)	500	41	(2)	46
NT International Growth Fund	649	1,082	114	(223)	1,394	109	(13)	111
NT International Small-Mid Cap Fund	244	454	41	(131)	526	46	(8)	91
NT International Value Fund	322	491	64	(65)	684	72	(7)	64
Inflation-Adjusted Bond Fund	138	197	31	(10)	294	23	(1)	10
NT Diversified Bond Fund	693	975	173	(44)	1,451	133	(4)	15
NT High Income Fund	174	242	38	(15)	363	38	(1)	11
Emerging Markets Debt Fund	105	146	22	(9)	220	22	(1)	4
Global Bond Fund	277	392	65	(24)	580	57	(2)	14
	$9,219	$14,237	$1,773	$(1,916)	$19,767	1,421	$(150)	$1,506
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
Investor Class
2022(3)	$14.39	0.48	(0.66)	(0.18)	(0.46)	(0.55)	(1.01)	$13.20	(1.42)%	0.74%(4)	0.77%(4)	6.55%(4)	6.52%(4)	9%	$938,485
2021	$13.15	0.18	1.78	1.96	(0.16)	(0.56)	(0.72)	$14.39	15.64%	0.74%	0.77%	1.34%	1.31%	29%	$991,945
2020	$13.23	0.23	0.64	0.87	(0.23)	(0.72)	(0.95)	$13.15	6.67%	0.74%	0.77%	1.80%	1.77%	24%	$607,393
2019	$13.47	0.33	0.20	0.53	(0.33)	(0.44)	(0.77)	$13.23	4.55%	0.74%	0.77%	2.58%	2.55%	19%	$735,213
2018	$13.17	0.25	0.47	0.72	(0.25)	(0.17)	(0.42)	$13.47	5.50%	0.75%	0.77%	1.92%	1.90%	13%	$786,876
2017	$12.73	0.18	0.64	0.82	(0.17)	(0.21)	(0.38)	$13.17	6.64%	0.20%	0.20%	1.38%	1.38%	12%	$848,180
I Class
2022(3)	$14.39	0.51	(0.67)	(0.16)	(0.48)	(0.55)	(1.03)	$13.20	(1.32)%	0.54%(4)	0.59%(4)	6.75%(4)	6.70%(4)	9%	$355,635
2021	$13.15	0.21	1.78	1.99	(0.19)	(0.56)	(0.75)	$14.39	15.78%	0.54%	0.59%	1.54%	1.49%	29%	$537,817
2020	$13.24	0.26	0.62	0.88	(0.25)	(0.72)	(0.97)	$13.15	6.88%	0.54%	0.60%	2.00%	1.94%	24%	$191,356
2019	$13.47	0.37	0.20	0.57	(0.36)	(0.44)	(0.80)	$13.24	4.84%	0.54%	0.59%	2.78%	2.73%	19%	$254,459
2018	$13.17	0.28	0.46	0.74	(0.27)	(0.17)	(0.44)	$13.47	5.71%	0.55%	0.59%	2.12%	2.08%	13%	$350,798
2017	$12.73	0.20	0.65	0.85	(0.20)	(0.21)	(0.41)	$13.17	6.85%	0.00%(5)	0.00%(5)	1.58%	1.58%	12%	$481,066

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022(3)	$14.39	0.46	(0.66)	(0.20)	(0.44)	(0.55)	(0.99)	$13.20	(1.56)%	0.99%(4)	1.02%(4)	6.30%(4)	6.27%(4)	9%	$229,382
2021	$13.15	0.15	1.78	1.93	(0.13)	(0.56)	(0.69)	$14.39	15.28%	0.99%	1.02%	1.09%	1.06%	29%	$267,135
2020	$13.24	0.19	0.63	0.82	(0.19)	(0.72)	(0.91)	$13.15	6.40%	0.99%	1.02%	1.55%	1.52%	24%	$114,462
2019	$13.47	0.31	0.20	0.51	(0.30)	(0.44)	(0.74)	$13.24	4.36%	0.99%	1.02%	2.33%	2.30%	19%	$153,056
2018	$13.17	0.22	0.46	0.68	(0.21)	(0.17)	(0.38)	$13.47	5.23%	1.00%	1.02%	1.67%	1.65%	13%	$227,693
2017	$12.73	0.15	0.64	0.79	(0.14)	(0.21)	(0.35)	$13.17	6.37%	0.45%	0.45%	1.13%	1.13%	12%	$295,489
C Class
2022(3)	$14.25	0.39	(0.63)	(0.24)	(0.40)	(0.55)	(0.95)	$13.06	(1.85)%	1.74%(4)	1.77%(4)	5.55%(4)	5.52%(4)	9%	$3,820
2021	$13.08	0.06	1.75	1.81	(0.08)	(0.56)	(0.64)	$14.25	14.40%	1.74%	1.77%	0.34%	0.31%	29%	$4,636
2020	$13.18	0.10	0.63	0.73	(0.11)	(0.72)	(0.83)	$13.08	5.65%	1.74%	1.77%	0.80%	0.77%	24%	$3,020
2019	$13.43	0.22	0.18	0.40	(0.21)	(0.44)	(0.65)	$13.18	3.50%	1.74%	1.77%	1.58%	1.55%	19%	$4,077
2018	$13.13	0.12	0.47	0.59	(0.12)	(0.17)	(0.29)	$13.43	4.48%	1.75%	1.77%	0.92%	0.90%	13%	$5,769
2017	$12.70	0.05	0.64	0.69	(0.05)	(0.21)	(0.26)	$13.13	5.56%	1.20%	1.20%	0.38%	0.38%	12%	$8,431

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2022(3)	$14.35	0.44	(0.65)	(0.21)	(0.43)	(0.55)	(0.98)	$13.16	(1.69)%	1.24%(4)	1.27%(4)	6.05%(4)	6.02%(4)	9%	$253,431
2021	$13.13	0.12	1.77	1.89	(0.11)	(0.56)	(0.67)	$14.35	15.00%	1.24%	1.27%	0.84%	0.81%	29%	$268,946
2020	$13.22	0.16	0.63	0.79	(0.16)	(0.72)	(0.88)	$13.13	6.15%	1.24%	1.27%	1.30%	1.27%	24%	$129,338
2019	$13.45	0.27	0.21	0.48	(0.27)	(0.44)	(0.71)	$13.22	4.11%	1.24%	1.27%	2.08%	2.05%	19%	$139,359
2018	$13.15	0.19	0.46	0.65	(0.18)	(0.17)	(0.35)	$13.45	4.98%	1.25%	1.27%	1.42%	1.40%	13%	$155,850
2017	$12.71	0.11	0.65	0.76	(0.11)	(0.21)	(0.32)	$13.15	6.11%	0.70%	0.70%	0.88%	0.88%	12%	$181,722
R6 Class
2022(3)	$11.50	0.41	(0.52)	(0.11)	(0.49)	(0.55)	(1.04)	$10.35	(1.22)%	0.39%(4)	0.49%(4)	6.90%(4)	6.80%(4)	9%	$590,851
2021	$10.66	0.18	1.43	1.61	(0.21)	(0.56)	(0.77)	$11.50	15.94%	0.39%	0.50%	1.69%	1.58%	29%	$608,763
2020	$10.91	0.22	0.52	0.74	(0.27)	(0.72)	(0.99)	$10.66	7.08%	0.39%	0.51%	2.15%	2.03%	24%	$221,796
2019	$11.25	0.32	0.16	0.48	(0.38)	(0.44)	(0.82)	$10.91	5.00%	0.39%	0.52%	2.93%	2.80%	19%	$225,207
2018(6)	$11.10	0.21	0.20	0.41	(0.25)	(0.01)	(0.26)	$11.25	3.70%	0.39%(4)	0.51%(4)	2.49%(4)	2.37%(4)	13%(7)	$236,569

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2022 (unaudited).
(4)Annualized.
(5)Ratio was less than 0.005%.
(6)October 23, 2017 (commencement of sale) through July 31, 2018.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2025 Portfolio
Investor Class
2022(3)	$16.17	0.55	(0.74)	(0.19)	(0.55)	(0.67)	(1.22)	$14.76	(1.46)%	0.76%(4)	0.79%(4)	6.76%(4)	6.73%(4)	10%	$817,558
2021	$14.70	0.20	2.21	2.41	(0.17)	(0.77)	(0.94)	$16.17	16.85%	0.76%	0.79%	1.27%	1.24%	19%	$879,425
2020	$14.78	0.26	0.75	1.01	(0.22)	(0.87)	(1.09)	$14.70	6.99%	0.76%	0.80%	1.82%	1.78%	26%	$867,457
2019	$15.15	0.38	0.18	0.56	(0.37)	(0.56)	(0.93)	$14.78	4.47%	0.76%	0.80%	2.61%	2.57%	18%	$1,003,059
2018	$14.71	0.29	0.63	0.92	(0.26)	(0.22)	(0.48)	$15.15	6.36%	0.77%	0.81%	1.95%	1.91%	14%	$1,181,392
2017	$14.08	0.20	0.89	1.09	(0.18)	(0.28)	(0.46)	$14.71	7.95%	0.20%	0.20%	1.43%	1.43%	16%	$1,245,328
I Class
2022(3)	$16.19	0.58	(0.76)	(0.18)	(0.58)	(0.67)	(1.25)	$14.76	(1.38)%	0.56%(4)	0.60%(4)	6.96%(4)	6.92%(4)	10%	$377,948
2021	$14.72	0.22	2.22	2.44	(0.20)	(0.77)	(0.97)	$16.19	17.15%	0.56%	0.61%	1.47%	1.42%	19%	$541,299
2020	$14.80	0.30	0.74	1.04	(0.25)	(0.87)	(1.12)	$14.72	7.13%	0.56%	0.62%	2.02%	1.96%	26%	$512,042
2019	$15.16	0.41	0.19	0.60	(0.40)	(0.56)	(0.96)	$14.80	4.75%	0.56%	0.62%	2.81%	2.75%	18%	$624,560
2018	$14.72	0.32	0.63	0.95	(0.29)	(0.22)	(0.51)	$15.16	6.57%	0.57%	0.62%	2.15%	2.10%	14%	$827,668
2017	$14.09	0.23	0.89	1.12	(0.21)	(0.28)	(0.49)	$14.72	8.16%	0.00%(5)	0.00%(5)	1.63%	1.63%	16%	$963,919

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022(3)	$16.15	0.53	(0.73)	(0.20)	(0.51)	(0.67)	(1.18)	$14.77	(1.52)%	1.01%(4)	1.04%(4)	6.51%(4)	6.48%(4)	10%	$205,768
2021	$14.68	0.16	2.21	2.37	(0.13)	(0.77)	(0.90)	$16.15	16.57%	1.01%	1.04%	1.02%	0.99%	19%	$243,677
2020	$14.76	0.22	0.75	0.97	(0.18)	(0.87)	(1.05)	$14.68	6.72%	1.01%	1.05%	1.57%	1.53%	26%	$231,738
2019	$15.13	0.34	0.19	0.53	(0.34)	(0.56)	(0.90)	$14.76	4.21%	1.01%	1.05%	2.36%	2.32%	18%	$297,582
2018	$14.69	0.25	0.63	0.88	(0.22)	(0.22)	(0.44)	$15.13	6.10%	1.02%	1.06%	1.70%	1.66%	14%	$426,902
2017	$14.06	0.17	0.88	1.05	(0.14)	(0.28)	(0.42)	$14.69	7.69%	0.45%	0.45%	1.18%	1.18%	16%	$505,789
C Class
2022(3)	$16.12	0.47	(0.74)	(0.27)	(0.39)	(0.67)	(1.06)	$14.79	(1.96)%	1.76%(4)	1.79%(4)	5.76%(4)	5.73%(4)	10%	$2,931
2021	$14.65	0.05	2.20	2.25	(0.01)	(0.77)	(0.78)	$16.12	15.70%	1.76%	1.79%	0.27%	0.24%	19%	$3,256
2020	$14.73	0.11	0.75	0.86	(0.07)	(0.87)	(0.94)	$14.65	5.90%	1.76%	1.80%	0.82%	0.78%	26%	$4,332
2019	$15.09	0.23	0.20	0.43	(0.23)	(0.56)	(0.79)	$14.73	3.48%	1.76%	1.80%	1.61%	1.57%	18%	$4,562
2018	$14.67	0.14	0.63	0.77	(0.13)	(0.22)	(0.35)	$15.09	5.29%	1.77%	1.81%	0.95%	0.91%	14%	$5,515
2017	$14.03	0.06	0.90	0.96	(0.04)	(0.28)	(0.32)	$14.67	6.96%	1.20%	1.20%	0.43%	0.43%	16%	$7,111

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2022(3)	$16.13	0.51	(0.74)	(0.23)	(0.47)	(0.67)	(1.14)	$14.76	(1.71)%	1.26%(4)	1.29%(4)	6.26%(4)	6.23%(4)	10%	$251,098
2021	$14.66	0.12	2.21	2.33	(0.09)	(0.77)	(0.86)	$16.13	16.29%	1.26%	1.29%	0.77%	0.74%	19%	$255,643
2020	$14.74	0.18	0.75	0.93	(0.14)	(0.87)	(1.01)	$14.66	6.45%	1.26%	1.30%	1.32%	1.28%	26%	$211,271
2019	$15.11	0.30	0.19	0.49	(0.30)	(0.56)	(0.86)	$14.74	3.94%	1.26%	1.30%	2.11%	2.07%	18%	$210,971
2018	$14.67	0.21	0.64	0.85	(0.19)	(0.22)	(0.41)	$15.11	5.84%	1.27%	1.31%	1.45%	1.41%	14%	$211,702
2017	$14.04	0.13	0.89	1.02	(0.11)	(0.28)	(0.39)	$14.67	7.43%	0.70%	0.70%	0.93%	0.93%	16%	$221,592
R6 Class
2022(3)	$12.07	0.45	(0.55)	(0.10)	(0.61)	(0.67)	(1.28)	$10.69	(1.24)%	0.41%(4)	0.50%(4)	7.11%(4)	7.02%(4)	10%	$668,073
2021	$11.20	0.18	1.68	1.86	(0.22)	(0.77)	(0.99)	$12.07	17.32%	0.41%	0.51%	1.62%	1.52%	19%	$643,218
2020	$11.53	0.24	0.58	0.82	(0.28)	(0.87)	(1.15)	$11.20	7.29%	0.41%	0.53%	2.17%	2.05%	26%	$526,937
2019	$12.05	0.33	0.13	0.46	(0.42)	(0.56)	(0.98)	$11.53	4.86%	0.41%	0.54%	2.96%	2.83%	18%	$489,170
2018(6)	$11.74	0.23	0.26	0.49	(0.17)	(0.01)	(0.18)	$12.05	4.19%	0.41%(4)	0.53%(4)	2.53%(4)	2.41%(4)	14%(7)	$426,813

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2022 (unaudited).
(4)Annualized.
(5)Ratio was less than 0.005%.
(6)October 23, 2017 (commencement of sale) through July 31, 2018.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
Investor Class
2022(3)	$14.44	0.51	(0.71)	(0.20)	(0.53)	(0.57)	(1.10)	$13.14	(1.64)%	0.78%(4)	0.82%(4)	7.02%(4)	6.98%(4)	11%	$482,926
2021	$12.89	0.18	2.15	2.33	(0.15)	(0.63)	(0.78)	$14.44	18.62%	0.78%	0.82%	1.25%	1.21%	19%	$491,652
2020	$12.90	0.24	0.70	0.94	(0.20)	(0.75)	(0.95)	$12.89	7.47%	0.78%	0.83%	1.86%	1.81%	27%	$503,229
2019	$13.28	0.31	0.16	0.47	(0.33)	(0.52)	(0.85)	$12.90	4.38%	0.78%	0.83%	2.56%	2.51%	20%	$664,953
2018	$12.77	0.25	0.64	0.89	(0.23)	(0.15)	(0.38)	$13.28	7.13%	0.79%	0.84%	1.96%	1.91%	16%	$716,765
2017	$12.10	0.17	0.88	1.05	(0.14)	(0.24)	(0.38)	$12.77	8.97%	0.20%	0.20%	1.43%	1.43%	14%	$764,846
I Class
2022(3)	$14.45	0.54	(0.73)	(0.19)	(0.56)	(0.57)	(1.13)	$13.13	(1.58)%	0.58%(4)	0.63%(4)	7.22%(4)	7.17%(4)	11%	$384,302
2021	$12.89	0.20	2.17	2.37	(0.18)	(0.63)	(0.81)	$14.45	18.94%	0.58%	0.63%	1.45%	1.40%	19%	$582,440
2020	$12.90	0.26	0.71	0.97	(0.23)	(0.75)	(0.98)	$12.89	7.69%	0.58%	0.64%	2.06%	2.00%	27%	$524,709
2019	$13.28	0.36	0.13	0.49	(0.35)	(0.52)	(0.87)	$12.90	4.59%	0.58%	0.64%	2.76%	2.70%	20%	$625,840
2018	$12.78	0.28	0.63	0.91	(0.26)	(0.15)	(0.41)	$13.28	7.27%	0.59%	0.65%	2.16%	2.10%	16%	$832,861
2017	$12.11	0.20	0.88	1.08	(0.17)	(0.24)	(0.41)	$12.78	9.19%	0.00%(5)	0.00%(5)	1.63%	1.63%	14%	$882,331

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022(3)	$14.40	0.49	(0.70)	(0.21)	(0.50)	(0.57)	(1.07)	$13.12	(1.76)%	1.03%(4)	1.07%(4)	6.77%(4)	6.73%(4)	11%	$188,189
2021	$12.85	0.14	2.16	2.30	(0.12)	(0.63)	(0.75)	$14.40	18.37%	1.03%	1.07%	1.00%	0.96%	19%	$223,936
2020	$12.86	0.19	0.72	0.91	(0.17)	(0.75)	(0.92)	$12.85	7.21%	1.03%	1.08%	1.61%	1.56%	27%	$218,597
2019	$13.24	0.29	0.15	0.44	(0.30)	(0.52)	(0.82)	$12.86	4.12%	1.03%	1.08%	2.31%	2.26%	20%	$271,679
2018	$12.74	0.22	0.63	0.85	(0.20)	(0.15)	(0.35)	$13.24	6.80%	1.04%	1.09%	1.71%	1.66%	16%	$375,401
2017	$12.07	0.15	0.87	1.02	(0.11)	(0.24)	(0.35)	$12.74	8.72%	0.45%	0.45%	1.18%	1.18%	14%	$426,224
C Class
2022(3)	$14.38	0.45	(0.73)	(0.28)	(0.38)	(0.57)	(0.95)	$13.15	(2.16)%	1.78%(4)	1.82%(4)	6.02%(4)	5.98%(4)	11%	$3,120
2021	$12.83	0.04	2.15	2.19	(0.01)	(0.63)	(0.64)	$14.38	17.48%	1.78%	1.82%	0.25%	0.21%	19%	$3,547
2020	$12.84	0.10	0.71	0.81	(0.07)	(0.75)	(0.82)	$12.83	6.38%	1.78%	1.83%	0.86%	0.81%	27%	$3,540
2019	$13.22	0.20	0.15	0.35	(0.21)	(0.52)	(0.73)	$12.84	3.31%	1.78%	1.83%	1.56%	1.51%	20%	$4,387
2018	$12.73	0.12	0.64	0.76	(0.12)	(0.15)	(0.27)	$13.22	6.06%	1.79%	1.84%	0.96%	0.91%	16%	$4,340
2017	$12.06	0.05	0.88	0.93	(0.02)	(0.24)	(0.26)	$12.73	7.90%	1.20%	1.20%	0.43%	0.43%	14%	$6,204

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2022(3)	$14.39	0.48	(0.71)	(0.23)	(0.46)	(0.57)	(1.03)	$13.13	(1.87)%	1.28%(4)	1.32%(4)	6.52%(4)	6.48%(4)	11%	$304,727
2021	$12.84	0.10	2.16	2.26	(0.08)	(0.63)	(0.71)	$14.39	18.08%	1.28%	1.32%	0.75%	0.71%	19%	$300,569
2020	$12.85	0.16	0.72	0.88	(0.14)	(0.75)	(0.89)	$12.84	6.93%	1.28%	1.33%	1.36%	1.31%	27%	$245,796
2019	$13.23	0.26	0.15	0.41	(0.27)	(0.52)	(0.79)	$12.85	3.85%	1.28%	1.33%	2.06%	2.01%	20%	$233,886
2018	$12.73	0.19	0.63	0.82	(0.17)	(0.15)	(0.32)	$13.23	6.54%	1.29%	1.34%	1.46%	1.41%	16%	$218,529
2017	$12.06	0.11	0.88	0.99	(0.08)	(0.24)	(0.32)	$12.73	8.45%	0.70%	0.70%	0.93%	0.93%	14%	$201,655
R6 Class
2022(3)	$13.09	0.53	(0.68)	(0.15)	(0.58)	(0.57)	(1.15)	$11.79	(1.42)%	0.43%(4)	0.52%(4)	7.37%(4)	7.28%(4)	11%	$697,072
2021	$11.75	0.20	1.97	2.17	(0.20)	(0.63)	(0.83)	$13.09	19.11%	0.43%	0.53%	1.60%	1.50%	19%	$622,491
2020	$11.85	0.25	0.65	0.90	(0.25)	(0.75)	(1.00)	$11.75	7.79%	0.43%	0.55%	2.21%	2.09%	27%	$503,360
2019	$12.28	0.34	0.12	0.46	(0.37)	(0.52)	(0.89)	$11.85	4.74%	0.43%	0.56%	2.91%	2.78%	20%	$465,684
2018(6)	$11.90	0.24	0.31	0.55	(0.16)	(0.01)	(0.17)	$12.28	4.59%	0.43%(4)	0.56%(4)	2.55%(4)	2.42%(4)	16%(7)	$408,745

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2022 (unaudited).
(4)Annualized.
(5)Ratio was less than 0.005%.
(6)October 23, 2017 (commencement of sale) through July 31, 2018.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
Investor Class
2022(3)	$18.29	0.66	(0.95)	(0.29)	(0.62)	(0.67)	(1.29)	$16.71	(1.91)%	0.81%(4)	0.85%(4)	7.16%(4)	7.12%(4)	10%	$712,199
2021	$16.09	0.21	3.04	3.25	(0.17)	(0.88)	(1.05)	$18.29	20.75%	0.81%	0.85%	1.19%	1.15%	17%	$743,664
2020	$16.12	0.28	0.97	1.25	(0.24)	(1.04)	(1.28)	$16.09	7.91%	0.81%	0.85%	1.81%	1.77%	27%	$719,718
2019	$16.64	0.40	0.12	0.52	(0.38)	(0.66)	(1.04)	$16.12	4.06%	0.81%	0.86%	2.51%	2.46%	17%	$819,274
2018	$15.90	0.31	0.95	1.26	(0.29)	(0.23)	(0.52)	$16.64	8.05%	0.82%	0.86%	1.92%	1.88%	16%	$978,920
2017	$14.97	0.21	1.24	1.45	(0.18)	(0.34)	(0.52)	$15.90	9.98%	0.20%	0.20%	1.42%	1.42%	17%	$975,822
I Class
2022(3)	$18.32	0.70	(0.97)	(0.27)	(0.65)	(0.67)	(1.32)	$16.73	(1.76)%	0.61%(4)	0.65%(4)	7.36%(4)	7.32%(4)	10%	$408,887
2021	$16.12	0.24	3.04	3.28	(0.20)	(0.88)	(1.08)	$18.32	20.96%	0.61%	0.66%	1.39%	1.34%	17%	$575,410
2020	$16.15	0.32	0.96	1.28	(0.27)	(1.04)	(1.31)	$16.12	8.12%	0.61%	0.67%	2.01%	1.95%	27%	$520,022
2019	$16.66	0.43	0.13	0.56	(0.41)	(0.66)	(1.07)	$16.15	4.33%	0.61%	0.67%	2.71%	2.65%	17%	$598,639
2018	$15.93	0.35	0.93	1.28	(0.32)	(0.23)	(0.55)	$16.66	8.19%	0.62%	0.67%	2.12%	2.07%	16%	$741,317
2017	$15.00	0.25	1.23	1.48	(0.21)	(0.34)	(0.55)	$15.93	10.18%	0.00%(5)	0.00%(5)	1.62%	1.62%	17%	$815,036

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022(3)	$18.27	0.63	(0.95)	(0.32)	(0.57)	(0.67)	(1.24)	$16.71	(2.05)%	1.06%(4)	1.10%(4)	6.91%(4)	6.87%(4)	10%	$212,390
2021	$16.07	0.16	3.04	3.20	(0.12)	(0.88)	(1.00)	$18.27	20.47%	1.06%	1.10%	0.94%	0.90%	17%	$254,130
2020	$16.11	0.24	0.96	1.20	(0.20)	(1.04)	(1.24)	$16.07	7.57%	1.06%	1.10%	1.56%	1.52%	27%	$234,875
2019	$16.61	0.36	0.14	0.50	(0.34)	(0.66)	(1.00)	$16.11	3.92%	1.06%	1.11%	2.26%	2.21%	17%	$290,779
2018	$15.88	0.27	0.94	1.21	(0.25)	(0.23)	(0.48)	$16.61	7.72%	1.07%	1.11%	1.67%	1.63%	16%	$392,230
2017	$14.95	0.18	1.23	1.41	(0.14)	(0.34)	(0.48)	$15.88	9.71%	0.45%	0.45%	1.17%	1.17%	17%	$444,917
C Class
2022(3)	$18.18	0.55	(0.93)	(0.38)	(0.43)	(0.67)	(1.10)	$16.70	(2.36)%	1.81%(4)	1.85%(4)	6.16%(4)	6.12%(4)	10%	$1,698
2021	$16.00	0.05	3.01	3.06	—	(0.88)	(0.88)	$18.18	19.56%	1.81%	1.85%	0.19%	0.15%	17%	$2,048
2020	$16.04	0.12	0.95	1.07	(0.07)	(1.04)	(1.11)	$16.00	6.76%	1.81%	1.85%	0.81%	0.77%	27%	$3,226
2019	$16.54	0.24	0.15	0.39	(0.23)	(0.66)	(0.89)	$16.04	3.13%	1.81%	1.86%	1.51%	1.46%	17%	$3,676
2018	$15.84	0.15	0.93	1.08	(0.15)	(0.23)	(0.38)	$16.54	6.93%	1.82%	1.86%	0.92%	0.88%	16%	$3,788
2017	$14.92	0.06	1.23	1.29	(0.03)	(0.34)	(0.37)	$15.84	8.83%	1.20%	1.20%	0.42%	0.42%	17%	$5,637

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2022(3)	$18.25	0.62	(0.96)	(0.34)	(0.52)	(0.67)	(1.19)	$16.72	(2.13)%	1.31%(4)	1.35%(4)	6.66%(4)	6.62%(4)	10%	$310,500
2021	$16.05	0.12	3.04	3.16	(0.08)	(0.88)	(0.96)	$18.25	20.18%	1.31%	1.35%	0.69%	0.65%	17%	$307,513
2020	$16.09	0.20	0.95	1.15	(0.15)	(1.04)	(1.19)	$16.05	7.29%	1.31%	1.35%	1.31%	1.27%	27%	$241,416
2019	$16.60	0.31	0.14	0.45	(0.30)	(0.66)	(0.96)	$16.09	3.60%	1.31%	1.36%	2.01%	1.96%	17%	$227,954
2018	$15.86	0.22	0.96	1.18	(0.21)	(0.23)	(0.44)	$16.60	7.52%	1.32%	1.36%	1.42%	1.38%	16%	$221,761
2017	$14.94	0.14	1.23	1.37	(0.11)	(0.34)	(0.45)	$15.86	9.37%	0.70%	0.70%	0.92%	0.92%	17%	$216,452
R6 Class
2022(3)	$12.66	0.51	(0.67)	(0.16)	(0.68)	(0.67)	(1.35)	$11.15	(1.71)%	0.46%(4)	0.55%(4)	7.51%(4)	7.42%(4)	10%	$712,055
2021	$11.44	0.18	2.15	2.33	(0.23)	(0.88)	(1.11)	$12.66	21.24%	0.46%	0.56%	1.54%	1.44%	17%	$643,520
2020	$11.84	0.24	0.70	0.94	(0.30)	(1.04)	(1.34)	$11.44	8.18%	0.46%	0.57%	2.16%	2.05%	27%	$480,172
2019	$12.54	0.33	0.06	0.39	(0.43)	(0.66)	(1.09)	$11.84	4.46%	0.46%	0.58%	2.86%	2.74%	17%	$420,380
2018(6)	$12.12	0.24	0.38	0.62	(0.20)	—(7)	(0.20)	$12.54	5.17%	0.46%(4)	0.58%(4)	2.48%(4)	2.36%(4)	16%(8)	$359,623

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2022 (unaudited).
(4)Annualized.
(5)Ratio was less than 0.005%.
(6)October 23, 2017 (commencement of sale) through July 31, 2018.
(7)Per-share amount was less than $0.005.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
Investor Class
2022(3)	$15.56	0.57	(0.86)	(0.29)	(0.58)	(0.62)	(1.20)	$14.07	(2.17)%	0.83%(4)	0.87%(4)	7.40%(4)	7.36%(4)	9%	$374,820
2021	$13.47	0.17	2.83	3.00	(0.14)	(0.77)	(0.91)	$15.56	22.90%	0.83%	0.88%	1.12%	1.07%	19%	$383,921
2020	$13.50	0.24	0.84	1.08	(0.21)	(0.90)	(1.11)	$13.47	8.19%	0.83%	0.88%	1.78%	1.73%	28%	$389,734
2019	$14.10	0.31	0.09	0.40	(0.33)	(0.67)	(1.00)	$13.50	3.92%	0.83%	0.89%	2.41%	2.35%	23%	$505,459
2018	$13.36	0.26	0.92	1.18	(0.25)	(0.19)	(0.44)	$14.10	8.98%	0.84%	0.88%	1.89%	1.85%	17%	$555,108
2017	$12.48	0.17	1.16	1.33	(0.15)	(0.30)	(0.45)	$13.36	10.95%	0.20%	0.20%	1.39%	1.39%	17%	$574,159
I Class
2022(3)	$15.57	0.61	(0.88)	(0.27)	(0.61)	(0.62)	(1.23)	$14.07	(2.04)%	0.63%(4)	0.68%(4)	7.60%(4)	7.55%(4)	9%	$319,973
2021	$13.49	0.19	2.83	3.02	(0.17)	(0.77)	(0.94)	$15.57	23.14%	0.63%	0.69%	1.32%	1.26%	19%	$431,522
2020	$13.51	0.26	0.85	1.11	(0.23)	(0.90)	(1.13)	$13.49	8.42%	0.63%	0.70%	1.98%	1.91%	28%	$382,370
2019	$14.11	0.35	0.08	0.43	(0.36)	(0.67)	(1.03)	$13.51	4.13%	0.63%	0.70%	2.61%	2.54%	23%	$460,260
2018	$13.37	0.29	0.92	1.21	(0.28)	(0.19)	(0.47)	$14.11	9.19%	0.64%	0.69%	2.09%	2.04%	17%	$587,460
2017	$12.49	0.20	1.15	1.35	(0.17)	(0.30)	(0.47)	$13.37	11.17%	0.00%(5)	0.00%(5)	1.59%	1.59%	17%	$656,227

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022(3)	$15.53	0.55	(0.86)	(0.31)	(0.54)	(0.62)	(1.16)	$14.06	(2.29)%	1.08%(4)	1.12%(4)	7.15%(4)	7.11%(4)	9%	$147,921
2021	$13.45	0.13	2.82	2.95	(0.10)	(0.77)	(0.87)	$15.53	22.54%	1.08%	1.13%	0.87%	0.82%	19%	$181,238
2020	$13.48	0.19	0.85	1.04	(0.17)	(0.90)	(1.07)	$13.45	7.92%	1.08%	1.13%	1.53%	1.48%	28%	$165,350
2019	$14.07	0.29	0.09	0.38	(0.30)	(0.67)	(0.97)	$13.48	3.73%	1.08%	1.14%	2.16%	2.10%	23%	$203,271
2018	$13.34	0.22	0.92	1.14	(0.22)	(0.19)	(0.41)	$14.07	8.64%	1.09%	1.13%	1.64%	1.60%	17%	$276,474
2017	$12.46	0.15	1.15	1.30	(0.12)	(0.30)	(0.42)	$13.34	10.68%	0.45%	0.45%	1.14%	1.14%	17%	$305,544
C Class
2022(3)	$15.45	0.48	(0.85)	(0.37)	(0.42)	(0.62)	(1.04)	$14.04	(2.66)%	1.83%(4)	1.87%(4)	6.40%(4)	6.36%(4)	9%	$1,345
2021	$13.39	0.02	2.81	2.83	—	(0.77)	(0.77)	$15.45	21.64%	1.83%	1.88%	0.12%	0.07%	19%	$1,478
2020	$13.42	0.10	0.83	0.93	(0.06)	(0.90)	(0.96)	$13.39	7.11%	1.83%	1.88%	0.78%	0.73%	28%	$1,605
2019	$14.01	0.19	0.09	0.28	(0.20)	(0.67)	(0.87)	$13.42	2.94%	1.83%	1.89%	1.41%	1.35%	23%	$2,015
2018	$13.30	0.12	0.92	1.04	(0.14)	(0.19)	(0.33)	$14.01	7.91%	1.84%	1.88%	0.89%	0.85%	17%	$2,114
2017	$12.42	0.05	1.15	1.20	(0.02)	(0.30)	(0.32)	$13.30	9.87%	1.20%	1.20%	0.39%	0.39%	17%	$3,924

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2022(3)	$15.51	0.55	(0.88)	(0.33)	(0.50)	(0.62)	(1.12)	$14.06	(2.41)%	1.33%(4)	1.37%(4)	6.90%(4)	6.86%(4)	9%	$284,309
2021	$13.43	0.09	2.82	2.91	(0.06)	(0.77)	(0.83)	$15.51	22.26%	1.33%	1.38%	0.62%	0.57%	19%	$273,869
2020	$13.46	0.16	0.84	1.00	(0.13)	(0.90)	(1.03)	$13.43	7.65%	1.33%	1.38%	1.28%	1.23%	28%	$207,548
2019	$14.05	0.25	0.10	0.35	(0.27)	(0.67)	(0.94)	$13.46	3.47%	1.33%	1.39%	1.91%	1.85%	23%	$188,023
2018	$13.31	0.19	0.92	1.11	(0.18)	(0.19)	(0.37)	$14.05	8.46%	1.34%	1.38%	1.39%	1.35%	17%	$174,883
2017	$12.44	0.11	1.14	1.25	(0.08)	(0.30)	(0.38)	$13.31	10.33%	0.70%	0.70%	0.89%	0.89%	17%	$154,192
R6 Class
2022(3)	$13.78	0.57	(0.79)	(0.22)	(0.64)	(0.62)	(1.26)	$12.30	(1.99)%	0.48%(4)	0.57%(4)	7.75%(4)	7.66%(4)	9%	$560,229
2021	$12.03	0.19	2.52	2.71	(0.19)	(0.77)	(0.96)	$13.78	23.31%	0.48%	0.58%	1.47%	1.37%	19%	$518,709
2020	$12.18	0.24	0.77	1.01	(0.26)	(0.90)	(1.16)	$12.03	8.54%	0.48%	0.60%	2.13%	2.01%	28%	$395,998
2019	$12.83	0.33	0.06	0.39	(0.37)	(0.67)	(1.04)	$12.18	4.35%	0.48%	0.61%	2.76%	2.63%	23%	$381,349
2018(6)	$12.31	0.24	0.47	0.71	(0.18)	(0.01)	(0.19)	$12.83	5.78%	0.48%(4)	0.60%(4)	2.44%(4)	2.32%(4)	17%(7)	$327,587

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2022 (unaudited).
(4)Annualized.
(5)Ratio was less than 0.005%.
(6)October 23, 2017 (commencement of sale) through July 31, 2018.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
Investor Class
2022(3)	$19.84	0.75	(1.15)	(0.40)	(0.67)	(0.76)	(1.43)	$18.01	(2.38)%	0.86%(4)	0.90%(4)	7.55%(4)	7.51%(4)	9%	$500,662
2021	$16.86	0.19	3.92	4.11	(0.14)	(0.99)	(1.13)	$19.84	25.08%	0.86%	0.90%	1.01%	0.97%	15%	$521,474
2020	$16.93	0.28	1.14	1.42	(0.23)	(1.26)	(1.49)	$16.86	8.59%	0.86%	0.91%	1.69%	1.64%	30%	$505,365
2019	$17.75	0.39	0.07	0.46	(0.38)	(0.90)	(1.28)	$16.93	3.78%	0.86%	0.91%	2.36%	2.31%	21%	$565,928
2018	$16.72	0.31	1.29	1.60	(0.30)	(0.27)	(0.57)	$17.75	9.79%	0.87%	0.91%	1.86%	1.82%	16%	$681,532
2017	$15.53	0.21	1.59	1.80	(0.18)	(0.43)	(0.61)	$16.72	12.00%	0.20%	0.20%	1.36%	1.36%	16%	$680,546
I Class
2022(3)	$19.88	0.79	(1.17)	(0.38)	(0.71)	(0.76)	(1.47)	$18.03	(2.28)%	0.66%(4)	0.70%(4)	7.75%(4)	7.71%(4)	9%	$308,059
2021	$16.90	0.22	3.93	4.15	(0.18)	(0.99)	(1.17)	$19.88	25.35%	0.66%	0.71%	1.21%	1.16%	15%	$406,955
2020	$16.96	0.31	1.16	1.47	(0.27)	(1.26)	(1.53)	$16.90	8.80%	0.66%	0.72%	1.89%	1.83%	30%	$350,086
2019	$17.78	0.43	0.06	0.49	(0.41)	(0.90)	(1.31)	$16.96	3.99%	0.66%	0.72%	2.56%	2.50%	21%	$400,165
2018	$16.75	0.37	1.27	1.64	(0.34)	(0.27)	(0.61)	$17.78	9.99%	0.67%	0.72%	2.06%	2.01%	16%	$504,900
2017	$15.56	0.25	1.59	1.84	(0.22)	(0.43)	(0.65)	$16.75	12.21%	0.00%(5)	0.00%(5)	1.56%	1.56%	16%	$623,736

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022(3)	$19.81	0.72	(1.16)	(0.44)	(0.61)	(0.76)	(1.37)	$18.00	(2.53)%	1.11%(4)	1.15%(4)	7.30%(4)	7.26%(4)	9%	$146,619
2021	$16.83	0.14	3.93	4.07	(0.10)	(0.99)	(1.09)	$19.81	24.80%	1.11%	1.15%	0.76%	0.72%	15%	$173,756
2020	$16.90	0.23	1.14	1.37	(0.18)	(1.26)	(1.44)	$16.83	8.31%	1.11%	1.16%	1.44%	1.39%	30%	$159,638
2019	$17.72	0.35	0.07	0.42	(0.34)	(0.90)	(1.24)	$16.90	3.51%	1.11%	1.16%	2.11%	2.06%	21%	$199,985
2018	$16.69	0.27	1.29	1.56	(0.26)	(0.27)	(0.53)	$17.72	9.53%	1.12%	1.16%	1.61%	1.57%	16%	$277,088
2017	$15.51	0.18	1.57	1.75	(0.14)	(0.43)	(0.57)	$16.69	11.67%	0.45%	0.45%	1.11%	1.11%	16%	$304,749
C Class
2022(3)	$19.68	0.64	(1.15)	(0.51)	(0.46)	(0.76)	(1.22)	$17.95	(2.88)%	1.86%(4)	1.90%(4)	6.55%(4)	6.51%(4)	9%	$1,823
2021	$16.76	0.01	3.90	3.91	—	(0.99)	(0.99)	$19.68	23.89%	1.86%	1.90%	0.01%	(0.03)%	15%	$1,974
2020	$16.83	0.12	1.12	1.24	(0.05)	(1.26)	(1.31)	$16.76	7.49%	1.86%	1.91%	0.69%	0.64%	30%	$2,100
2019	$17.64	0.23	0.08	0.31	(0.22)	(0.90)	(1.12)	$16.83	2.77%	1.86%	1.91%	1.36%	1.31%	21%	$2,531
2018	$16.66	0.14	1.29	1.43	(0.18)	(0.27)	(0.45)	$17.64	8.71%	1.87%	1.91%	0.86%	0.82%	16%	$2,834
2017	$15.48	0.06	1.58	1.64	(0.03)	(0.43)	(0.46)	$16.66	10.84%	1.20%	1.20%	0.36%	0.36%	16%	$3,312

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2022(3)	$19.80	0.71	(1.17)	(0.46)	(0.56)	(0.76)	(1.32)	$18.02	(2.62)%	1.36%(4)	1.40%(4)	7.05%(4)	7.01%(4)	9%	$271,877
2021	$16.83	0.09	3.92	4.01	(0.05)	(0.99)	(1.04)	$19.80	24.49%	1.36%	1.40%	0.51%	0.47%	15%	$267,304
2020	$16.89	0.19	1.15	1.34	(0.14)	(1.26)	(1.40)	$16.83	8.03%	1.36%	1.41%	1.19%	1.14%	30%	$197,275
2019	$17.70	0.30	0.09	0.39	(0.30)	(0.90)	(1.20)	$16.89	3.30%	1.36%	1.41%	1.86%	1.81%	21%	$176,355
2018	$16.68	0.22	1.29	1.51	(0.22)	(0.27)	(0.49)	$17.70	9.19%	1.37%	1.41%	1.36%	1.32%	16%	$164,049
2017	$15.49	0.14	1.59	1.73	(0.11)	(0.43)	(0.54)	$16.68	11.46%	0.70%	0.70%	0.86%	0.86%	16%	$146,963
R6 Class
2022(3)	$13.11	0.55	(0.77)	(0.22)	(0.74)	(0.76)	(1.50)	$11.39	(2.24)%	0.51%(4)	0.59%(4)	7.90%(4)	7.82%(4)	9%	$543,960
2021	$11.50	0.16	2.65	2.81	(0.21)	(0.99)	(1.20)	$13.11	25.53%	0.51%	0.59%	1.36%	1.28%	15%	$520,523
2020	$12.01	0.22	0.82	1.04	(0.29)	(1.26)	(1.55)	$11.50	9.01%	0.51%	0.61%	2.04%	1.94%	30%	$374,167
2019	$13.03	0.31	0.01	0.32	(0.44)	(0.90)	(1.34)	$12.01	4.13%	0.51%	0.62%	2.71%	2.60%	21%	$327,799
2018(6)	$12.48	0.23	0.55	0.78	(0.23)	—(7)	(0.23)	$13.03	6.29%	0.51%(4)	0.61%(4)	2.35%(4)	2.25%(4)	16%(8)	$269,683

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2022 (unaudited).
(4)Annualized.
(5)Ratio was less than 0.005%.
(6)October 23, 2017 (commencement of sale) through July 31, 2018.
(7)Per-share amount was less than $0.005.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
Investor Class
2022(3)	$16.61	0.66	(1.00)	(0.34)	(0.64)	(0.56)	(1.20)	$15.07	(2.41)%	0.88%(4)	0.92%(4)	7.91%(4)	7.87%(4)	8%	$260,814
2021	$13.90	0.15	3.54	3.69	(0.13)	(0.85)	(0.98)	$16.61	27.33%	0.88%	0.92%	0.90%	0.86%	16%	$269,509
2020	$13.87	0.23	0.98	1.21	(0.20)	(0.98)	(1.18)	$13.90	8.91%	0.88%	0.93%	1.66%	1.61%	34%	$259,196
2019	$14.51	0.30	0.06	0.36	(0.31)	(0.69)	(1.00)	$13.87	3.66%	0.88%	0.94%	2.26%	2.20%	27%	$312,038
2018	$13.55	0.25	1.14	1.39	(0.26)	(0.17)	(0.43)	$14.51	10.42%	0.89%	0.94%	1.81%	1.76%	21%	$345,283
2017	$12.49	0.16	1.38	1.54	(0.14)	(0.34)	(0.48)	$13.55	12.69%	0.20%	0.20%	1.32%	1.32%	19%	$352,863
I Class
2022(3)	$16.65	0.69	(1.03)	(0.34)	(0.67)	(0.56)	(1.23)	$15.08	(2.39)%	0.68%(4)	0.72%(4)	8.11%(4)	8.07%(4)	8%	$244,645
2021	$13.93	0.17	3.56	3.73	(0.16)	(0.85)	(1.01)	$16.65	27.61%	0.68%	0.73%	1.10%	1.05%	16%	$315,079
2020	$13.90	0.26	0.98	1.24	(0.23)	(0.98)	(1.21)	$13.93	9.13%	0.68%	0.74%	1.86%	1.80%	34%	$257,140
2019	$14.53	0.34	0.05	0.39	(0.33)	(0.69)	(1.02)	$13.90	3.94%	0.68%	0.74%	2.46%	2.40%	27%	$287,434
2018	$13.57	0.29	1.13	1.42	(0.29)	(0.17)	(0.46)	$14.53	10.62%	0.69%	0.74%	2.01%	1.96%	21%	$378,253
2017	$12.51	0.20	1.36	1.56	(0.16)	(0.34)	(0.50)	$13.57	12.89%	0.00%(5)	0.00%(5)	1.52%	1.52%	19%	$411,319

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022(3)	$16.59	0.63	(0.99)	(0.36)	(0.60)	(0.56)	(1.16)	$15.07	(2.54)%	1.13%(4)	1.17%(4)	7.66%(4)	7.62%(4)	8%	$101,459
2021	$13.88	0.11	3.54	3.65	(0.09)	(0.85)	(0.94)	$16.59	27.04%	1.13%	1.17%	0.65%	0.61%	16%	$115,318
2020	$13.85	0.18	0.99	1.17	(0.16)	(0.98)	(1.14)	$13.88	8.64%	1.13%	1.18%	1.41%	1.36%	34%	$103,188
2019	$14.48	0.28	0.06	0.34	(0.28)	(0.69)	(0.97)	$13.85	3.47%	1.13%	1.19%	2.01%	1.95%	27%	$129,680
2018	$13.53	0.21	1.13	1.34	(0.22)	(0.17)	(0.39)	$14.48	10.08%	1.14%	1.19%	1.56%	1.51%	21%	$173,017
2017	$12.47	0.14	1.36	1.50	(0.10)	(0.34)	(0.44)	$13.53	12.42%	0.45%	0.45%	1.07%	1.07%	19%	$186,777
C Class
2022(3)	$16.50	0.58	(1.02)	(0.44)	(0.47)	(0.56)	(1.03)	$15.03	(2.99)%	1.88%(4)	1.92%(4)	6.91%(4)	6.87%(4)	8%	$1,394
2021	$13.83	—(6)	3.52	3.52	—	(0.85)	(0.85)	$16.50	26.11%	1.88%	1.92%	(0.10)%	(0.14)%	16%	$1,434
2020	$13.80	0.08	0.98	1.06	(0.05)	(0.98)	(1.03)	$13.83	7.82%	1.88%	1.93%	0.66%	0.61%	34%	$1,400
2019	$14.43	0.17	0.07	0.24	(0.18)	(0.69)	(0.87)	$13.80	2.67%	1.88%	1.94%	1.26%	1.20%	27%	$1,503
2018	$13.51	0.12	1.12	1.24	(0.15)	(0.17)	(0.32)	$14.43	9.32%	1.89%	1.94%	0.81%	0.76%	21%	$1,556
2017	$12.45	0.05	1.36	1.41	(0.01)	(0.34)	(0.35)	$13.51	11.58%	1.20%	1.20%	0.32%	0.32%	19%	$1,849

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2022(3)	$16.58	0.63	(1.03)	(0.40)	(0.55)	(0.56)	(1.11)	$15.07	(2.73)%	1.38%(4)	1.42%(4)	7.41%(4)	7.37%(4)	8%	$213,277
2021	$13.87	0.06	3.55	3.61	(0.05)	(0.85)	(0.90)	$16.58	26.73%	1.38%	1.42%	0.40%	0.36%	16%	$207,018
2020	$13.84	0.14	0.99	1.13	(0.12)	(0.98)	(1.10)	$13.87	8.36%	1.38%	1.43%	1.16%	1.11%	34%	$145,300
2019	$14.47	0.23	0.07	0.30	(0.24)	(0.69)	(0.93)	$13.84	3.20%	1.38%	1.44%	1.76%	1.70%	27%	$123,006
2018	$13.51	0.18	1.14	1.32	(0.19)	(0.17)	(0.36)	$14.47	9.89%	1.39%	1.44%	1.31%	1.26%	21%	$105,595
2017	$12.46	0.10	1.36	1.46	(0.07)	(0.34)	(0.41)	$13.51	12.06%	0.70%	0.70%	0.82%	0.82%	19%	$90,705
R6 Class
2022(3)	$14.73	0.65	(0.92)	(0.27)	(0.70)	(0.56)	(1.26)	$13.20	(2.27)%	0.53%(4)	0.59%(4)	8.26%(4)	8.20%(4)	8%	$433,938
2021	$12.43	0.17	3.16	3.33	(0.18)	(0.85)	(1.03)	$14.73	27.78%	0.53%	0.61%	1.25%	1.17%	16%	$405,593
2020	$12.53	0.23	0.90	1.13	(0.25)	(0.98)	(1.23)	$12.43	9.27%	0.53%	0.63%	2.01%	1.91%	34%	$302,601
2019	$13.22	0.32	0.03	0.35	(0.35)	(0.69)	(1.04)	$12.53	4.06%	0.53%	0.64%	2.61%	2.50%	27%	$272,649
2018(7)	$12.59	0.23	0.59	0.82	(0.19)	—(6)	(0.19)	$13.22	6.61%	0.53%(4)	0.63%(4)	2.28%(4)	2.18%(4)	21%(8)	$221,191

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2022 (unaudited).
(4)Annualized.
(5)Ratio was less than 0.005%.
(6)Per-share amount was less than $0.005.
(7)October 23, 2017 (commencement of sale) through July 31, 2018.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
Investor Class
2022(3)	$18.57	0.74	(1.15)	(0.41)	(0.71)	(0.62)	(1.33)	$16.83	(2.57)%	0.88%(4)	0.93%(4)	8.04%(4)	7.99%(4)	9%	$141,114
2021	$15.21	0.16	4.07	4.23	(0.14)	(0.73)	(0.87)	$18.57	28.45%	0.88%	0.93%	0.86%	0.81%	17%	$145,510
2020	$15.02	0.25	1.08	1.33	(0.21)	(0.93)	(1.14)	$15.21	9.03%	0.88%	0.94%	1.61%	1.55%	40%	$148,797
2019	$15.55	0.33	0.06	0.39	(0.32)	(0.60)	(0.92)	$15.02	3.51%	0.88%	0.95%	2.24%	2.17%	27%	$161,378
2018	$14.44	0.26	1.26	1.52	(0.26)	(0.15)	(0.41)	$15.55	10.61%	0.89%	0.95%	1.79%	1.73%	18%	$178,525
2017	$13.18	0.17	1.52	1.69	(0.15)	(0.28)	(0.43)	$14.44	13.16%	0.21%	0.21%	1.28%	1.28%	11%	$147,753
I Class
2022(3)	$18.58	0.78	(1.17)	(0.39)	(0.75)	(0.62)	(1.37)	$16.82	(2.48)%	0.68%(4)	0.73%(4)	8.24%(4)	8.19%(4)	9%	$185,270
2021	$15.22	0.18	4.08	4.26	(0.17)	(0.73)	(0.90)	$18.58	28.69%	0.68%	0.74%	1.06%	1.00%	17%	$231,400
2020	$15.03	0.26	1.10	1.36	(0.24)	(0.93)	(1.17)	$15.22	9.25%	0.68%	0.75%	1.81%	1.74%	40%	$200,296
2019	$15.56	0.37	0.05	0.42	(0.35)	(0.60)	(0.95)	$15.03	3.73%	0.68%	0.75%	2.44%	2.37%	27%	$201,236
2018	$14.45	0.31	1.24	1.55	(0.29)	(0.15)	(0.44)	$15.56	10.83%	0.69%	0.75%	1.99%	1.93%	18%	$226,831
2017	$13.19	0.20	1.52	1.72	(0.18)	(0.28)	(0.46)	$14.45	13.38%	0.01%	0.01%	1.48%	1.48%	11%	$231,569

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022(3)	$18.52	0.72	(1.15)	(0.43)	(0.66)	(0.62)	(1.28)	$16.81	(2.66)%	1.13%(4)	1.18%(4)	7.79%(4)	7.74%(4)	9%	$68,148
2021	$15.17	0.11	4.06	4.17	(0.09)	(0.73)	(0.82)	$18.52	28.12%	1.13%	1.18%	0.61%	0.56%	17%	$77,870
2020	$14.99	0.19	1.09	1.28	(0.17)	(0.93)	(1.10)	$15.17	8.69%	1.13%	1.19%	1.36%	1.30%	40%	$69,721
2019	$15.52	0.28	0.07	0.35	(0.28)	(0.60)	(0.88)	$14.99	3.25%	1.13%	1.20%	1.99%	1.92%	27%	$79,664
2018	$14.41	0.23	1.25	1.48	(0.22)	(0.15)	(0.37)	$15.52	10.36%	1.14%	1.20%	1.54%	1.48%	18%	$93,154
2017	$13.15	0.14	1.52	1.66	(0.12)	(0.28)	(0.40)	$14.41	12.90%	0.46%	0.46%	1.03%	1.03%	11%	$85,489
C Class
2022(3)	$18.34	0.62	(1.12)	(0.50)	(0.52)	(0.62)	(1.14)	$16.70	(3.05)%	1.88%(4)	1.93%(4)	7.04%(4)	6.99%(4)	9%	$946
2021	$15.06	(0.01)	4.02	4.01	—	(0.73)	(0.73)	$18.34	27.24%	1.88%	1.93%	(0.14)%	(0.19)%	17%	$1,069
2020	$14.87	0.09	1.08	1.17	(0.05)	(0.93)	(0.98)	$15.06	7.90%	1.88%	1.94%	0.61%	0.55%	40%	$961
2019	$15.40	0.19	0.06	0.25	(0.18)	(0.60)	(0.78)	$14.87	2.47%	1.88%	1.95%	1.24%	1.17%	27%	$881
2018	$14.36	0.10	1.26	1.36	(0.17)	(0.15)	(0.32)	$15.40	9.51%	1.89%	1.95%	0.79%	0.73%	18%	$845
2017	$13.11	0.04	1.50	1.54	(0.01)	(0.28)	(0.29)	$14.36	12.00%	1.21%	1.21%	0.28%	0.28%	11%	$794

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2022(3)	$18.52	0.71	(1.17)	(0.46)	(0.61)	(0.62)	(1.23)	$16.83	(2.80)%	1.38%(4)	1.43%(4)	7.54%(4)	7.49%(4)	9%	$144,457
2021	$15.17	0.06	4.07	4.13	(0.05)	(0.73)	(0.78)	$18.52	27.79%	1.38%	1.43%	0.36%	0.31%	17%	$138,104
2020	$14.98	0.15	1.10	1.25	(0.13)	(0.93)	(1.06)	$15.17	8.48%	1.38%	1.44%	1.11%	1.05%	40%	$93,577
2019	$15.51	0.25	0.07	0.32	(0.25)	(0.60)	(0.85)	$14.98	2.99%	1.38%	1.45%	1.74%	1.67%	27%	$76,052
2018	$14.40	0.19	1.25	1.44	(0.18)	(0.15)	(0.33)	$15.51	10.08%	1.39%	1.45%	1.29%	1.23%	18%	$65,673
2017	$13.15	0.11	1.50	1.61	(0.08)	(0.28)	(0.36)	$14.40	12.53%	0.71%	0.71%	0.78%	0.78%	11%	$51,832
R6 Class
2022(3)	$15.58	0.71	(1.01)	(0.30)	(0.77)	(0.62)	(1.39)	$13.89	(2.33)%	0.53%(4)	0.60%(4)	8.39%(4)	8.32%(4)	9%	$302,000
2021	$12.89	0.17	3.45	3.62	(0.20)	(0.73)	(0.93)	$15.58	28.91%	0.53%	0.61%	1.21%	1.13%	17%	$273,227
2020	$12.91	0.23	0.94	1.17	(0.26)	(0.93)	(1.19)	$12.89	9.34%	0.53%	0.64%	1.96%	1.85%	40%	$193,435
2019	$13.52	0.32	0.04	0.36	(0.37)	(0.60)	(0.97)	$12.91	3.88%	0.53%	0.65%	2.59%	2.47%	27%	$160,881
2018(5)	$12.87	0.23	0.63	0.86	(0.21)	—	(0.21)	$13.52	6.70%	0.53%(4)	0.64%(4)	2.22%(4)	2.11%(4)	18%(6)	$120,777

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2022 (unaudited).
(4)Annualized.
(5)October 23, 2017 (commencement of sale) through July 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2060 Portfolio
Investor Class
2022(3)	$16.84	0.71	(1.09)	(0.38)	(0.70)	(0.34)	(1.04)	$15.42	(2.55)%	0.88%(4)	0.94%(4)	8.28%(4)	8.22%(4)	7%	$59,689
2021	$13.46	0.13	3.75	3.88	(0.13)	(0.37)	(0.50)	$16.84	29.28%	0.88%	0.94%	0.80%	0.74%	9%	$55,757
2020	$13.06	0.21	0.95	1.16	(0.19)	(0.57)	(0.76)	$13.46	8.94%	0.88%	0.95%	1.53%	1.46%	34%	$38,347
2019	$13.25	0.25	0.11	0.36	(0.27)	(0.28)	(0.55)	$13.06	3.50%	0.88%	0.95%	2.07%	2.00%	21%	$37,219
2018	$12.21	0.21	1.10	1.31	(0.21)	(0.06)	(0.27)	$13.25	10.84%	0.88%	0.94%	1.66%	1.60%	12%	$22,306
2017	$10.89	0.14	1.29	1.43	(0.10)	(0.01)	(0.11)	$12.21	13.26%	0.21%	0.21%	1.14%	1.14%	21%	$11,534
I Class
2022(3)	$16.86	0.72	(1.07)	(0.35)	(0.74)	(0.34)	(1.08)	$15.43	(2.41)%	0.68%(4)	0.74%(4)	8.48%(4)	8.42%(4)	7%	$54,282
2021	$13.47	0.15	3.77	3.92	(0.16)	(0.37)	(0.53)	$16.86	29.59%	0.68%	0.74%	1.00%	0.94%	9%	$78,572
2020	$13.08	0.22	0.95	1.17	(0.21)	(0.57)	(0.78)	$13.47	9.07%	0.68%	0.75%	1.73%	1.66%	34%	$55,590
2019	$13.27	0.29	0.10	0.39	(0.30)	(0.28)	(0.58)	$13.08	3.70%	0.68%	0.75%	2.27%	2.20%	21%	$40,025
2018	$12.23	0.24	1.10	1.34	(0.24)	(0.06)	(0.30)	$13.27	11.05%	0.68%	0.74%	1.86%	1.80%	12%	$31,041
2017	$10.90	0.16	1.31	1.47	(0.13)	(0.01)	(0.14)	$12.23	13.57%	0.01%	0.01%	1.34%	1.34%	21%	$18,390

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022(3)	$16.81	0.67	(1.07)	(0.40)	(0.66)	(0.34)	(1.00)	$15.41	(2.68)%	1.13%(4)	1.19%(4)	8.03%(4)	7.97%(4)	7%	$24,734
2021	$13.43	0.09	3.75	3.84	(0.09)	(0.37)	(0.46)	$16.81	29.01%	1.13%	1.19%	0.55%	0.49%	9%	$26,722
2020	$13.04	0.16	0.95	1.11	(0.15)	(0.57)	(0.72)	$13.43	8.59%	1.13%	1.20%	1.28%	1.21%	34%	$10,488
2019	$13.23	0.23	0.10	0.33	(0.24)	(0.28)	(0.52)	$13.04	3.24%	1.13%	1.20%	1.82%	1.75%	21%	$8,425
2018	$12.19	0.18	1.10	1.28	(0.18)	(0.06)	(0.24)	$13.23	10.58%	1.13%	1.19%	1.41%	1.35%	12%	$6,734
2017	$10.87	0.09	1.32	1.41	(0.08)	(0.01)	(0.09)	$12.19	13.00%	0.46%	0.46%	0.89%	0.89%	21%	$4,009
C Class
2022(3)	$16.62	0.59	(1.04)	(0.45)	(0.53)	(0.34)	(0.87)	$15.30	(2.98)%	1.88%(4)	1.94%(4)	7.28%(4)	7.22%(4)	7%	$275
2021	$13.31	(0.03)	3.71	3.68	—	(0.37)	(0.37)	$16.62	27.97%	1.88%	1.94%	(0.20)%	(0.26)%	9%	$290
2020	$12.92	0.07	0.93	1.00	(0.04)	(0.57)	(0.61)	$13.31	7.83%	1.88%	1.95%	0.53%	0.46%	34%	$213
2019	$13.11	0.15	0.10	0.25	(0.16)	(0.28)	(0.44)	$12.92	2.47%	1.88%	1.95%	1.07%	1.00%	21%	$185
2018	$12.13	0.04	1.14	1.18	(0.14)	(0.06)	(0.20)	$13.11	9.80%	1.88%	1.94%	0.66%	0.60%	12%	$186
2017	$10.83	0.04	1.27	1.31	—	(0.01)	(0.01)	$12.13	12.08%	1.21%	1.21%	0.14%	0.14%	21%	$68

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2022(3)	$16.78	0.68	(1.10)	(0.42)	(0.62)	(0.34)	(0.96)	$15.40	(2.81)%	1.38%(4)	1.44%(4)	7.78%(4)	7.72%(4)	7%	$72,329
2021	$13.41	0.05	3.74	3.79	(0.05)	(0.37)	(0.42)	$16.78	28.65%	1.38%	1.44%	0.30%	0.24%	9%	$62,456
2020	$13.02	0.12	0.96	1.08	(0.12)	(0.57)	(0.69)	$13.41	8.32%	1.38%	1.45%	1.03%	0.96%	34%	$34,558
2019	$13.21	0.19	0.11	0.30	(0.21)	(0.28)	(0.49)	$13.02	2.98%	1.38%	1.45%	1.57%	1.50%	21%	$20,542
2018	$12.17	0.14	1.11	1.25	(0.15)	(0.06)	(0.21)	$13.21	10.38%	1.38%	1.44%	1.16%	1.10%	12%	$10,366
2017	$10.86	0.08	1.29	1.37	(0.05)	(0.01)	(0.06)	$12.17	12.64%	0.71%	0.71%	0.64%	0.64%	21%	$3,743
R6 Class
2022(3)	$16.92	0.74	(1.09)	(0.35)	(0.76)	(0.34)	(1.10)	$15.47	(2.37)%	0.53%(4)	0.61%(4)	8.63%(4)	8.55%(4)	7%	$118,353
2021	$13.52	0.17	3.78	3.95	(0.18)	(0.37)	(0.55)	$16.92	29.76%	0.53%	0.62%	1.15%	1.06%	9%	$102,371
2020	$13.12	0.23	0.97	1.20	(0.23)	(0.57)	(0.80)	$13.52	9.29%	0.53%	0.64%	1.88%	1.77%	34%	$60,786
2019	$13.31	0.31	0.09	0.40	(0.31)	(0.28)	(0.59)	$13.12	3.85%	0.53%	0.65%	2.42%	2.30%	21%	$37,601
2018(5)	$12.63	0.21	0.65	0.86	(0.18)	—	(0.18)	$13.31	6.83%	0.53%(4)	0.64%(4)	2.11%(4)	2.00%(4)	12%(6)	$20,862

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2022 (unaudited).
(4)Annualized.
(5)October 23, 2017 (commencement of sale) through July 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2065 Portfolio
Investor Class
2022(3)	$12.89	0.59	(0.90)	(0.31)	(0.52)	(0.02)	(0.54)	$12.04	(2.61)%	0.88%(4)	0.94%(4)	10.21%(4)	10.15%(4)	11%	$3,318
2021(5)	$10.00	0.06	2.93	2.99	(0.10)	—	(0.10)	$12.89	30.02%	0.88%(4)	0.94%(4)	0.33%(4)	0.27%(4)	17%	$2,103
I Class
2022(3)	$12.90	0.54	(0.83)	(0.29)	(0.55)	(0.02)	(0.57)	$12.04	(2.49)%	0.68%(4)	0.75%(4)	10.41%(4)	10.34%(4)	11%	$2,486
2021(5)	$10.00	0.03	2.98	3.01	(0.11)	—	(0.11)	$12.90	30.19%	0.68%(4)	0.75%(4)	0.53%(4)	0.46%(4)	17%	$1,901
A Class
2022(3)	$12.86	0.52	(0.83)	(0.31)	(0.49)	(0.02)	(0.51)	$12.04	(2.63)%	1.13%(4)	1.19%(4)	9.96%(4)	9.90%(4)	11%	$636
2021(5)	$10.00	0.03	2.92	2.95	(0.09)	—	(0.09)	$12.86	29.63%	1.13%(4)	1.19%(4)	0.08%(4)	0.02%(4)	17%	$271
C Class
2022(3)	$12.81	0.47	(0.84)	(0.37)	(0.39)	(0.02)	(0.41)	$12.03	(3.07)%	1.88%(4)	1.94%(4)	9.21%(4)	9.15%(4)	11%	$33
2021(5)	$10.00	(0.01)	2.89	2.88	(0.07)	—	(0.07)	$12.81	28.86%	1.88%(4)	1.94%(4)	(0.67)%(4)	(0.73)%(4)	17%	$32
R Class
2022(3)	$12.85	0.51	(0.84)	(0.33)	(0.46)	(0.02)	(0.48)	$12.04	(2.80)%	1.38%(4)	1.44%(4)	9.71%(4)	9.65%(4)	11%	$4,047
2021(5)	$10.00	(0.02)	2.95	2.93	(0.08)	—	(0.08)	$12.85	29.44%	1.38%(4)	1.44%(4)	(0.17)%(4)	(0.23)%(4)	17%	$1,688
R6 Class
2022(3)	$12.92	0.57	(0.84)	(0.27)	(0.57)	(0.02)	(0.59)	$12.06	(2.34)%	0.53%(4)	0.61%(4)	10.56%(4)	10.48%(4)	11%	$9,247
2021(5)	$10.00	0.06	2.97	3.03	(0.11)	—	(0.11)	$12.92	30.44%	0.53%(4)	0.61%(4)	0.68%(4)	0.60%(4)	17%	$3,224

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2022 (unaudited).
(4)Annualized.
(5)September 23, 2020 (fund inception) through July 31, 2021.

See Notes to Financial Statements.

Approval of Management Agreement
At a meeting held on October 6, 2021, the Funds’ Board of Directors (the “Board) unanimously approved the renewal of the management agreement dated July 31, 2017, pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors each year.

Under the management agreement, the Advisor is paid a management fee by each Fund. Separately, the Advisor has agreed to waive all management fees associated with the Funds’ investments in the underlying American Century Investments funds in which each Fund invests (the "Underlying Funds"). Each year the Board of Directors approves a management fee for each Fund based on the portfolio managers’ estimate of the most conservative (i.e., least expensive) allocation of the Fund’s net assets to the Underlying Funds for the coming year. In approving the management agreement, the Board considered the Advisor’s representation that the management fees will be less than or equal to what the Funds would have otherwise paid to the Underlying Funds.

Prior to its consideration of the renewal of the Funds' management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Funds and the services provided to the Funds by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the Funds' management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided by the Advisor to each Fund including without limitation portfolio management and trading services, shareholder and intermediary services, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided and to be provided to each Fund and its shareholders on a routine and non-routine basis;
•the investment performance of each Fund, including data comparing each Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Funds’ service providers;
•the Advisor’s strategic plans, COVID-19 pandemic response, vendor management practices, and social justice initiatives;
•the Advisor's business continuity plans and cyber security practices;
•financial data showing the cost of services provided to each Fund, the profitability of each Fund to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Funds and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses (including those waived by the Advisor);
•payments and practices in connection with financial intermediaries holding shares of the Funds and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Funds.

The Directors held an in-person meeting to review and discuss the information provided. The independent Directors also reviewed responses to information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the approval of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approvals. They determined that the information was sufficient for them to evaluate each Fund’s management agreement. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services – Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including cyber security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified with respect to a fund, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The performance for One Choice In Retirement Portfolio and One Choice 2025 Portfolio was above each Fund's respective benchmark for the one-, three-, five- and ten-year periods reviewed by the Board. The performance for One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, and One Choice 2055 Portfolio was above each Fund's respective benchmark for the three-, five- and ten-year periods and below its benchmark for the one-year period reviewed by the Board. The performance for One Choice 2060 Portfolio was above its benchmark for the three- and five-year periods and below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the Funds’ management agreement, and the reasonableness of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peer expense universe and a narrower set of its expense group peers. In those instances where the fee level exceeds that of industry peers, the Board discussed with the Adviser the factors that impacted the level of the Fund’s fee in relation to its peers. The unified fee charged to One Choice In Retirement Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.03% for Investor, A, C and R Classes, 0.04% for I Class and 0.09% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.77% to 0.74%) for at least one year, beginning December 1, 2021. The unified fee charged to One Choice 2025 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.02% for Investor, A, C and R Classes, 0.03% for I Class and 0.08% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.78% to 0.76%) for at least one year, beginning December 1, 2021. The unified fee charged to One Choice 2030 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.03% for Investor, A, C and R Classes, 0.04% for I Class and 0.08% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.81% to 0.78%) for at least one year, beginning December 1, 2021. The unified fee charged to One Choice 2035 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.03% for Investor, I, A, C and R Classes and 0.08% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.84% to 0.81%) for at least one year, beginning December 1, 2021. The unified fee charged to One Choice 2040 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.03% for Investor, A, C and R Classes, 0.04% for I Class, and 0.08% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.86% to 0.83%) for at least one year, beginning December 1, 2021. The unified fee charged to One Choice 2045 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.03% for Investor, I, A, C and R Classes and 0.07% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.89% to 0.86%) for at least one year, beginning December 1, 2021. The unified fee charged to One Choice 2050 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.03% for Investor, I, A, C and R Classes and 0.05% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.91% to 0.88%) for at least one year, beginning December 1, 2021. The unified fee charged to One Choice 2055 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.04% for Investor, I, A, C and R Classes and 0.06% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.92% to 0.88%) for at least one year, beginning December 1, 2021. The unified fee charged to One Choice 2060 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.05% for Investor, I, A, C and R Classes and 0.07% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.93% to 0.88%) for at least one year, beginning December 1, 2021. The unified fee charged to One Choice 2065 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.05% for Investor, A, C and R Classes, 0.06% for I Class, and 0.07% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.93% to 0.88%) for at least one year, beginning December 1, 2021. The Board concluded that the management fee paid by each Fund to the Advisor under its management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Funds were made pursuant to each Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Funds.The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management agreement between the Funds and the Advisor was fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. These portfolio holdings are available on the funds' website at
americancentury.com and, upon request, by calling 1-800-345-2021. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91633 2203

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	March 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	March 30, 2022

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	March 30, 2022